                            As filed with the Securities and Exchange Commission

                                                              on August 27, 1999

                                                      Registration Nos. 33-30913
                                                                        811-5899

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    Pre-Effective Amendment No. ----   [ ]

                      Post-Effective Amendment No. 28 [X]

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 30 [X]

                        (Check appropriate box or boxes)

                             The Munder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                 480 Pierce Street, Birmingham, Michigan 48009
              (Address of Principal Executive Offices) (Zip code)

                 Registrant's Telephone Number: (248) 647-9200

                                Cynthia Surprise
                      Vice President and Associate Counsel
                      State Street Bank and Trust Company
                             2 Avenue de Lafayette
                                Boston, MA 02111
                    (Name and Address of Agent for Service)
                                   Copies to:

                 Terry H. Gardner                     Jane Kanter, Esq.
            Munder Capital Management              Dechert Price & Rhoads
                480 Pierce Street                   1775 Eye Street, NW
            Birmingham, Michigan 48009              Washington, DC 20006


[X] It is proposed that this filing will become effective 60 days after filing (October 26, 1999) pursuant to paragraph (a)(1) of Rule 485

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                     (Equity Funds Class A, B and C Shares)

Part A
------


        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return Summary;
                                                  More About the Funds; Management

5.      Management of the Funds                   Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment; Distribution
                                                  Arrangements; Pricing of Fund Shares;
                                                  Distributions; Federal Tax Considerations

7.      Purchase of Securities Being Offered      Your Investment; Distribution Arrangements;
                                                  Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment; Distribution Arrangements

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                                (Class K Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return
                                                  Summary; More About the Funds;
                                                  Management

5.      Management of the Funds                   Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.      Purchase of Securities Being Offered      Your Investment; Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                                (Class Y Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return
                                                  Summary; More About the Funds;
                                                  Management

5.      Management of the Funds                   Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.      Purchase of Securities Being Offered      Your Investment; Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                     (Income Funds Class A, B and C Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return Summary;
                                                  More About the Funds; Management

5.      Management of the Funds                   Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment; Distribution
                                                  Arrangements; Pricing of Fund Shares;
                                                  Distributions; Federal Tax Considerations

7.      Purchase of Securities Being Offered      Your Investment; Distribution Arrangements;
                                                  Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment; Distribution Arrangements

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST


                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                  (Money Market Funds Class A, B and C Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return
                                                  Summary; More About the Funds;
                                                  Management

5.      Management of the Funds                   Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment;
                                                  Distribution Arrangements; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.      Purchase of Securities Being Offered      Your Investment; Distribution
                                                  Arrangements; Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment; Distribution
                                                  Arrangements

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
              (The Munder Index 500 Fund Class A, B and C Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return
                                                  Summary; More About the Funds;
                                                  Management

5.      Management of the Fund                    Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment;
                                                  Distribution Arrangements; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.      Purchase of Securities Being Offered      Your Investment; Distribution
                                                  Arrangements; Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment; Distribution
                                                  Arrangements

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                        Prospectus for The Munder Funds
                   (The Munder Index 500 Fund Class Y Shares)

Part A
------

        Item                                      Heading
        ----                                      -------
1.      Cover Page                                Front and Back Cover Pages

2.      Synopsis                                  Risk/Return Summary

3.      Condensed Financial Information           Not Applicable

4.      General Description of Registrant         Front and Back Pages; Risk/Return
                                                  Summary; More About the Funds;
                                                  Management

5.      Management of the Fund                    Management; Distributions; Federal Tax
                                                  Considerations

6.      Capital Stock and Other Securities        Management; Your Investment; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.      Purchase of Securities Being Offered      Your Investment; Pricing of Fund Shares

8.      Redemption or Repurchase                  Your Investment

9.      Pending Legal Proceedings                 Not Applicable

                             THE MUNDER FUNDS TRUST

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Statement of Additional Information
                                 (Munder Funds)

Part B
------

10.     Cover Page                              Cover Page

11.     Table of Contents                       Table of Contents

12.     General Information and History         See Prospectus --"Management;"
                                                History and General Information;
                                                Management of the Fund

13.     Investment Objectives and Policies      Fund Investments; Investment
                                                Limitations; Portfolio Transactions

14.     Management of the Funds                 Management of the Fund; Other
                                                Information

15.     Control Persons and Principal           Other Information; Control Persons
        Holders of Securities                   and Principal Holders of Securities


16.     Investment Advisory Services and        Investment Advisory and Other Service
        Other Services                          Arrangements; See Prospectus
                                                --"Management"

17.     Brokerage Allocation and Other          Portfolio Transactions
        Practices

18.     Capital Stock and Other Securities      Additional Information Concerning
                                                Shares

19.     Purchase, Redemption and Pricing of     Additional Purchase and Redemption
        Securities Being Offered                Information; Net Asset Value;
                                                Additional Information Concerning
                                                Shares

20.     Tax Status                              Taxes

21.     Underwriters                            Investment Advisory and Other Service
                                                Arrangements

22.     Calculation of Performance Data         Performance Information

23.     Financial Statements                    Not Applicable

                             THE MUNDER FUNDS TRUST

     The purposes of this Post-Effective Amendment filing are (i) to rewrite and streamline the Prospectuses for the Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Equity Fund, Munder Michigan Tax-Free Bond Fund, Munder Small Company Growth Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Tax-Free Money Market Fund, Munder U.S. Government Income Fund and Munder U.S. Treasury Money Market Fund;
(ii) to conform the Prospectuses for all the Funds to the requirements of amended Form N-1A and (iii) to incorporate supplements to the Prospectuses and Statement of Additional Information.

                                                           Class A, B & C Shares

[Munder Logo]

                                                            Prospectus

                                                            October 26, 1999

                                                         The Munder Equity Funds

                                                                        Balanced
                                                                Equity Selection
                                                                 Growth & Income
                                                            Growth Opportunities
                                                            International Equity
                                                                Micro-Cap Equity
                                                             Multi-Season Growth
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value

                                                    The Munder Framlington Funds
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth


                                                   As with all mutual funds, the
                                              Securities and Exchange Commission
                                           has not approved or disapproved these
                                         securities nor passed upon the accuracy
                                         or adequacy of this prospectus. It is a
                                             criminal offense to state otherwise

Table Of Contents
2        Risk/Return Summary
9        Summary Of Principal Risks
14       Who May Want To Invest
24       Fees And Expenses

28       More About The Funds
28       Glossary
28       Special Risks And Other Considerations
31       Additional Description Of Investments And Investment Strategies

36       Your Investment
36       How To Reach The Funds
37       Purchasing Shares
37       Exchanging Shares
37       Redeeming Shares
38       Additional Policies For Purchases, Exchanges And Redemptions
39       Shareholder Privileges

40       Distribution Arrangements
40       Share Class Selection
40       Applicable Sales Charge
42       CDSC
43       12B-1 Fees
43       Other Information

44       Pricing Of Fund Shares

45       Distributions

46       Federal Tax Considerations
46       Taxes On Distributions
46       Taxes On Sales Or Exchanges
47       Other Considerations

48       Management
48       Investment Advisors And Sub-advisor
49       Portfolio Managers

51       Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About The Funds.

The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

 .    how the Fund's average annual returns for 1, 5, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and;

 .    changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

When you consider this information, please remember that a Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Certain terms used in this prospectus are defined in the Glossary.

---------------------------------------------------------
Equity Funds
---------------------------------------------------------

Balanced Fund

Goal

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:
 .    general market and economic conditions and trends;
 .    interest rates and inflation rates;
 .    fiscal and monetary developments; and o long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

The Fund's fixed income securities include:
 .    U.S. Government securities;
 .    obligations of foreign governments;
 .    corporate obligations;
 .    zero coupon bonds;
 .    variable and floating rate securities;
 .    mortgage and other asset-backed securities; and
 .    stripped securities.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:
 .    commercial paper;
 .    bankers' acceptances and certificates of deposit;
 .    corporate obligations; and
 .    U.S. Government securities.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1994:   _____%
     1995:   _____%
     1996:   _____%
     1997:   _____%
     1998:   _____%

________________
Year-to-date through September 30, 1999: _____%

Best Quarter:       Q____199__   _____%
Worst Quarter:      Q____199__   _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                                   Since
Class- Inception Date                        1 Year      5 Years   Inception
-------------------------                  ----------   --------- -----------
Class A  (4/30/93)
Class B  (6/21/94)
Class C  (1/24/96)
[Index]                                                            *
       Since inception of Class ___**
       Since inception of Class ___**

________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Equity Selection Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the S&P 500.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment, strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund had not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Growth & Income Fund

Goal

The Fund's goal is to provide capital appreciation and current income.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in dividend-paying equity securities.
Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

The Fund may also purchase fixed income securities which are convertible into or exchangeable for common stock.

The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

The Fund focuses on dividend-paying equity securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1995:   _____%
     1996:   _____%
     1997:   _____%
     1998:   _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:       Q____199__    _____%
Worst Quarter:      Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                         Since
Class- Inception Date                        1 Year      Inception
------------------------                   ----------  ------------
Class A  (8/8/94)
Class B  (8/9/94)
Class C  (12/5/95)
[Index]                                                     *
       Since inception of Class ___**
       Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Growth Opportunities Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .    superior earnings growth;
 .    financial stability;
 .    relative market value; and
 .    price changes compared to the S&Ps MidCap 400 Index.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

International Equity Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts.

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million.

At least once a quarter, the advisor creates a list of foreign securities and American Depositary Receipts which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

The Fund may also enter into futures and options on futures contracts, forward currency exchange contracts and purchase and sell options.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk and currency risk. To the extent that the Fund enters into futures and options on futures contracts, and forward currency exchange contracts, and purchases and sells options, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:                                Q____199__   _____%
Worst Quarter:                               Q____199__   _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                                    Since
Class- Inception Date                        1 Year      5 Years   Inception
------------------------                    -------     --------- ----------
Class A  (11/30/92)
Class B  (3/9/94)
Class C  (9/29/95)
[Index]                                                                   *
       Since inception of Class ___**
       Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Micro-Cap Equity Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 .    present the ability to grow significantly over the next several years;

 .    may benefit from changes in technology, regulations and industry sector trends; and

 .    are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings of small capitalization companies.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1997:    _____%
     1998:    _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:                                Q____199__    _____%
Worst Quarter:                               Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                         Since
Class- Inception Date                        1 Year      Inception
------------------------                    --------    -----------
Class A  (12/26/96)
Class B  (2/24/97)
Class C  (3/31/97)
[Index]                                                     *
       Since inception of Class ___**
       Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Multi-season Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 .    superior earnings growth;

 .    financial stability;

 .    relative market value; and

 .    price changes compared to the S&P 500.

The Fund may also purchase foreign securities.

Principal Risks

Among the principal risks of investing in the Fund is market risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return (Class B)

The annual returns in the bar chart are for the Fund's Class B Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

          1994:     _____%
          1995:     _____%
          1996:     _____%
          1997:     _____%
          1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:       Q____199__   _____%
Worst Quarter:      Q____199__   _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                                     Since
Class- Inception Date                        1 Year      5 Years   Inception
-----------------------------               --------    ---------  ---------
Class A  (8/4/93)
Class B  (4/29/93)
Class C  (9/20/93)
[Index]                                                                 *
       Since inception of Class ___**
       Since inception of Class ___**

_________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Real Estate Equity Investment Fund

Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry or which own significant real estate.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The companies in which the Fund primarily invests include:

 .    equity real estate investment trusts ("REITS");

 .    brokers, home builders and real estate developers;

 .    companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 .    manufacturers and distributors of building supplies;

 .    Mortgage REITS; and

 .    financial institutions which issue or service mortgages.

In addition, the Fund may invest:

 .    up to 35% of its assets in companies other than real estate industry companies;

 .    in fixed income securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets and if the advisor believes that the underlying collateral is sufficient; and

 .    in REITS only if they are traded on a securities exchange or NASDAQ.


Principal Risks

Among the principal risks of investing in the Fund are market risk and sector risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

          1995:   _____%
          1996:   _____%
          1997:   _____%
          1998:   _____%

_______________
Year-to-date through September 30, 1999:  _____%


Best Quarter:         Q____199__    _____%
Worst Quarter:        Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                           Since
Class- Inception Date                        1 Year      Inception
----------------------                      --------    -----------
Class A  (9/30/94)
Class B  (10/3/94)
Class C  (1/5/96)
[Index]                                                           *
       Since inception of Class ___**
       Since inception of Class ___**

_______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Small-Cap Value Fund

Goal

The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will concentrate on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .    a stable or improving earnings record;

 .    sound finances;

 .    above-average growth prospects;

 .    participation in a fast growing industry;

 .    strategic niche position in a specialized market; and

 .    adequate capitalization.

The Fund may invest in equity securities of larger capitalization companies.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1998:     _____%

___________
Year-to-date through September 30, 1999:  _____%

Best Quarter:       Q____199__    _____%
Worst Quarter:      Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                           Since
Class- Inception Date                        1 Year      Inception
-----------------------                     --------    -----------
Class A  (1/10/97)
Class B  (2/11/97)
Class C  (1/13/97)
[Index]                                                          *
       Since inception of Class ___**
       Since inception of Class ___**

________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Small Company Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:
 .    above-average growth prospects;
 .    participation in a fast-growing industry;
 .    strategic niche position in a specialized market; and
 .    adequate capitalization.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1993:       _____%
     1994:       _____%
     1995:       _____%
     1996:       _____%
     1997:       _____%
     1998:       _____%

____________
Year-to-date through September 30, 1999:  _____%

Best Quarter:    Q____199__   _____%
Worst Quarter:   Q____199__   _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                                     Since
Class- Inception Date                        1 Year      5 Years   Inception
----------------------------                --------    ---------  ---------
Class A  (11/23/92)
Class B  (4/28/94)
Class C  (9/26/95)
[Index]                                                                    *
Since inception of Class ___**
Since inception of Class ___**

________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Value Fund

Goal

The Fund's primary goal is to provide long-term capital appreciation. Its secondary goal is to provide income.

Principal Investment Strategies

The Fund pursues its goals by investing primarily in the equity securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

The Fund will invest at least 65% of its assets in equity securities.

The advisor will focus on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:
 .    a stable or improving earnings record;
 .    sound finances;
 .    above-average growth prospects;
 .    participation in a fast growing industry;
 .    strategic niche position in a specialized market; and
 .    adequate capitalization.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1996:   _____%
     1997:   _____%
     1998:   _____%

_______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:  Q____199__    _____%
Worst Quarter: Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                           Since
Class- Inception Date                        1 Year      Inception
-------------------------                   --------     ---------
Class A  (9/14/95)
Class B  (9/19/95)
Class C  (2/9/96)
[Index]                                                           *
       Since inception of Class ___**
       Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Framlington Emerging Markets Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

A company will be considered to be in an emerging market country if:
 .    the company is organized under the laws of, or has a principal office in, an emerging market country;
 .    the company's stock is traded primarily in an emerging market country;
 .    most of the company's assets are in an emerging market country; or
 .    most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, emerging markets risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__    _____%
Worst Quarter:  Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                           Since
Class- Inception Date                        1 Year      Inception
--------------------------                  --------     ---------
Class A  (1/14/97)
Class B  (2/25/97)
Class C  (3/3/97)
[Index]                                                           *
       Since inception of Class ___**
       Since inception of Class ___**

________________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Framlington Global Financial Services Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

Examples of companies in the financial services industry are:
 .    commercial, industrial and investment banks;
 .    savings and loan associations;
 .    brokerage companies;
 .    consumer and industrial finance companies;
 .    real estate and leasing companies;
 .    insurance companies; and
 .    holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor allocates assets among countries based on:
 .    its analysis of the trends in the financial services industry in particular regions;
 .    the relative valuation of financial services companies in different regions; and
 .    its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Framlington Healthcare Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:
 .    pharmaceutical producers;
 .    biotechnology firms;
 .    medical device and instrument manufacturers;
 .    distributors of healthcare products;
 .    healthcare providers and managers; and
 .    other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class C)

The annual returns in the bar chart are for the Fund's Class C Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__    _____%
Worst Quarter:  Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                           Since
Class- Inception Date                        1 Year      Inception
-------------------------                   --------     ---------
Class A  (2/14/97)
Class B  (1/31/97)
Class C  (1/13/97)
[Index]                                                          *
       Since inception of Class ___**
       Since inception of Class ___**

________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Framlington International Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:
 .    above-average profitability;
 .    high quality management; and
 .    the ability to grow significantly in their countries.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets. The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, currency risk, emerging markets risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class C)

The annual returns in the bar chart are for the Fund's Class C Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:  Q____199__    _____%
Worst Quarter: Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                           Since
Class- Inception Date                        1 Year      Inception
----------------------                      --------     ---------
Class A  (2/20/97)
Class B  (3/19/97)
Class C  (2/13/97)
[Index]                                                          *
       Since inception of Class ___**
       Since inception of Class ___**

________________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Summary of Principal Risks of the Funds

The share price of the Funds will change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Funds.

The following summary briefly describes the principal risks that may affect a Fund's portfolio as a whole. More information about the Funds' principal investment strategies and their associated risks is contained in the section entitled "More About the Funds."

SECTOR RISK is the risk of loss due to concentrating investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. Real Estate Equity Investment Fund, Global Financial Services Fund and Healthcare Fund are particularly subject to this Risk.

CREDIT (OR DEFAULT) RISK is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Funds particularly subject to this risk are: Balanced Fund, Growth & Income Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund and Tax-Free Money Market Fund.

DERIVATIVES RISK is the risk that loss may result from a Fund's use of futures and options on futures contracts, options, forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Funds particularly subject to this risk are: Balanced Fund, International Equity Fund, Value Fund, Small-Cap Value Fund, Global Financial Services Fund and International Growth Fund.

FOREIGN SECURITIES RISK is the risk of loss because investments by a Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Funds particularly subject to this risk are: Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Small-Cap Value Fund, Small Company Growth Fund, Multi-Season Growth Fund, Value Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund and International Growth Fund.

       Currency Risk. Funds that invest in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies. Funds particularly subject to this risk are: International Equity Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund and International Growth Fund.

       Emerging Markets Risk. Funds that invest in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Funds particularly subject to this risk are:
       International Equity Fund, Emerging Markets Fund and International Growth Fund.

INTEREST RATE RISK is the risk of loss because increases in prevailing interest rates will cause fixed-income securities held by a Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes. Funds particularly subject to this risk are: Balanced Fund and Growth & Income Fund.

MARKET RISK is the risk of loss because the value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of Fund's investments may decline if the particular companies the Funds invest in do not perform well. All of the Munder Equity Funds are subject to this risk.

MEDIUM-SIZE COMPANY STOCK RISK is the risk of loss because the stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies. Equity Selection Fund, Growth Opportunities Fund, Value Fund, Emerging Markets Fund, Global Financial Services Fund, International Growth Fund and Healthcare Fund are particularly subject to this risk.

PREPAYMENT RISK is the risk that a Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. The Balanced Fund is particularly subject to this risk.

SMALL COMPANY STOCK RISK is the risk of loss because the stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell. Funds particularly subject to this risk are: Micro-Cap Equity Fund, Small Cap Value Fund, Small Company Growth Fund and Healthcare Fund.

Who May Want to Invest

The Funds may be appropriate for investors:

 .    Looking to invest over the long term and willing to ride out market swings in search of potentially higher returns.

 .    Looking for an investment that has more return and risk potential than fixed income investments.

Fees And Expenses

include fees that institutions may charge for services they provide to you.

                                                              Class A      Class B      Class C
Shareholder Fees (fees paid directly from your investment)    Shares       Shares       Shares
                                                              -------      -------      -------
Maximum Sales Charge (Load) Imposed on Purchases............  5.5%(a)      None         None
Sales Charge (Load) Imposed on Reinvested Dividends.........  None         None         None
Maximum Deferred Sales Charge (Load)........................  None(b)      5%(c)        1%(d)
Redemption Fees.............................................  None         None         None
Exchange Fees...............................................  None         None         None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

           Annual Fund Operating Expenses
               as a % of net assets                                                             Examples
----------------------------------------------------------       ----------------------------------------------------------------
Balanced Fund
                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees             .65%     .65%      .65%                1 Year       $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%                3 Years      $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%                5 Years      $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%      [ ]%              10 Years***    $         $         $         $         $
                            ====     ====      ====

Equity Selection Fund
                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------

Management Fees             .75%     .75%      .75%                1 Year       $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%                3 Years      $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%                5 Years      $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%      [ ]%              10 Years***    $         $         $         $         $
                            ====     ====      ====

Growth & Income Fund
                         Class A  Class B   Class C                          Class A   Class B    Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*    Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------     ------    ------    ------

Management Fees             .75%     .75%     .75%                 1 Year      $          $          $         $        $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%    1.00%                 3 Years     $          $          $         $        $
Other Expenses              [ ]%     [ ]%     [ ]%                 5 Years     $          $          $         $        $
                            ----     ----     ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%     [ ]%               10 Years***   $          $          $         $        $
                            ====     ====     ====

           Annual Fund Operating Expenses
               as a % of net assets                                                             Examples
----------------------------------------------------------       ----------------------------------------------------------------
Growth Opportunities Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees             .75%     .75%      .75%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses (2)          [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses (3)      [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====

International Equity Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees             .75%     .75%      .75%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====

Micro-Cap Equity Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees            1.00%    1.00%     1.00%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses(2)           [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses(3)       [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====

Multi-Season Growth Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees(1)          [ ]%     [ ]%      [ ]%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses(3)       [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====

Real Estate Equity Investment Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees             .74%     .74%      .74%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====

Small-Cap Value Fund

                         Class A  Class B   Class C                          Class A   Class B   Class B   Class C   Class C
                         Shares   Shares    Shares                           Shares    Shares*   Shares**  Shares*   Shares**
                         ------   ------    ------                           ------    ------    ------    ------    ------
Management Fees             .75%     .75%      .75%              1 Year         $         $         $         $         $
Distribution and/or
Service (12b-1) Fees        .25%    1.00%     1.00%              3 Years        $         $         $         $         $
Other Expenses              [ ]%     [ ]%      [ ]%              5 Years        $         $         $         $         $
                            ----     ----      ----
Total Annual Fund
Operating Expenses          [ ]%     [ ]%      [ ]%             10 Years***     $         $         $         $         $
                            ====     ====      ====


            Annual Fund Operating Expenses
                as a % of net assets                                                      Examples
----------------------------------------------------------     --------------------------------------------------------------------
Small Company Growth Fund
                             Class A   Class B   Class C                    Class A   Class B    Class B    Class C   Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------   -------                    -------   -------    --------   -------   --------
Management Fees                 .75%      .75%      .75%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses                  [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses              [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

Value Fund
                             Class A   Class B   Class C                    Class A   Class B     Class B   Class C   Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------   -------                    -------  --------    --------   -------   --------
Management Fees                 .74%      .74%      .74%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses                  [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses              [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

Framlington Emerging Markets Fund
                             Class A   Class B   Class C                    Class A   Class B     Class B   Class C    Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------   -------                    -------   -------    --------   -------   --------
Management Fees                1.25%     1.25%     1.25%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses(2)               [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses(3)           [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

Framlington Global Financial Services Fund
                             Class A   Class B   Class C                    Class A   Class B     Class B   Class C    Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------    ------                    -------   -------    --------   -------   --------
Management Fees                 .75%      .75%      .75%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses(2)               [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses(3)           [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

Framlington Healthcare Fund
                             Class A   Class B   Class C                    Class A  Class  B     Class B   Class C    Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------   -------                    -------  --------    --------   -------   --------
Management Fees                1.00%     1.00%     1.00%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses(2)               [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses(3)           [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

            Annual Fund Operating Expenses
                as a % of net assets                                                       Examples
----------------------------------------------------------     ------------------------------------------------------------------
Framlington International Growth Fund
                             Class A   Class B   Class C                    Class A   Class B     Class B   Class C    Class C
                              Shares    Shares    Shares                     Shares   Shares*    Shares**   Shares*   Shares**
                             -------   -------   -------                    -------   -------    --------   -------   --------
Management Fees                1.00%     1.00%     1.00%        1 Year            $         $           $         $          $
Distribution and/or
Service (12b-1) Fees            .25%     1.00%     1.00%        3 Years           $         $           $         $          $
Other Expenses(2)               [ ]%      [ ]%      [ ]%        5 Years           $         $           $         $          $
                             -------   -------   -------
Total Annual Fund
Operating Expenses(3)           [ ]%      [ ]%      [ ]%       10 Years***        $         $           $         $          $
                             =======   =======   =======

______________________
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more. (c) The CDSC payable upon redemption of Class B shares declines over time. (d) The CDSC applies to redemptions of Class C shares within one year of purchase.
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees. As a result of the fee waiver, actual management fees paid, based on the Multi-Season Growth Fund's average daily net assets, were [ ]%.
(2) For the fiscal year ended June 30, 1999, the advisor voluntarily reimbursed certain operating expenses. As a result of the expense reimbursement, actual Other Expenses paid by the Funds, were:

                      Fund                     Other Operating Expenses
                      ____               (as a % of average daily net assetts)
                                          -----------------------------------

Growth Opportunities Fund                                  %
Micro-Cap Equity Fund                                      %
Framlington Emerging Markets Fund                          %
Framlington Financial Services Fund                        %
Framlington Healthcare Fund                                %
Framlington International Growth Fund                      %


(3) For the fiscal year ended June 30, 1999, as a result of the advisor's voluntary fee waivers and expense reimbursements, the actual Total Annual Fund Operating Expenses paid by the Funds were as shown below. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

                      Fund               Total Annual Fund Operating Expenses
                      ----               (as a % of average daily net assets)
                                         ------------------------------------

Multi-Season Growth Fund
Growth Opportunities Fund                                  %
Micro-Cap Equity Fund                                      %
Framlington Emerging Markets Fund                          %
Framlington Global Financial Services Fund                 %
Framlington Healthcare Fund                                %
Framlington International Growth Fund                      %

*Assumes you sold your shares at the end of the time period.
**Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Funds
--------------------------------------------------------------------------------


The Funds' principal investment strategies and risks are summarized above in the section entitled Risk/Return Summary. A more complete description of each Fund's investments and strategies and their associated risks is provided below under "Special Risks and Other Considerations" and "Additional Descriptions of Investments and Investment Strategies." The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Funds

Equity Funds are the Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Health Care Fund and Framlington International Growth Fund.

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies And Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer. These limitations do not apply to the non-diversified Funds.

Special Risks And Other Considerations

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

       Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

       Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

       Investment Strategy. International Equity Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund will invest all or a substantial portion of their total assets in foreign securities. The other Equity Funds (except Real Estate Investment Fund), may invest up to 25% of their total assets in foreign securities.

       Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

       Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

       Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

       Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

       A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. Proposed legislation that would reduce the separation between commercial and investment banking businesses, if enacted, could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Industry by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 .    BBB or higher by S&P;
 .    Baa or higher by Moody's;
 .    BBB or higher by Duff & Phelps; or
 .    BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

       Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

       Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Non-Investment Grade Credit Risk. Non-investment grade fixed income and convertible securities are generally rated "BB" or below by S&P, Duff & Phelps or Fitch, or "Ba" by Moody's.

       Investment Strategy. Each Fund may invest a portion of their total assets in non-investment grade securities when the advisor or sub-advisor determines that such securities are desirable in light of the Funds' investment objectives and portfolio mix.

       Special Risks. Non-investment grade securities (sometimes referred to as "junk bonds") are subject to greater risk than investment grade securities. They generally present a higher degree of credits risks (default). In addition, the market value of these securities tends to be more sensitive to individual corporate developments and to changes in interest rates and other economic developments than higher-rated securities.

Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

       Investment Strategy. Each Fund may engage in short-term trading, including, initial public offerings.

       Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

       Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Funds invest or affect worldwide markets and economies.

Additional Description Of Investments And Investment Strategies

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

       Investment Strategy. Framlington Global Financial Services Funds may invest a portion of its assets in Asset-Backed
       Securities.

       Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

       Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

       Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

       Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

       Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

       Investment Strategy. Each Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

       A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

       Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

       Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

       Investment Strategy. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

       Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Investment Companies. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies.

       Investment Strategy. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

       Special Risks. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

       Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT).

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

       Investment Strategy. Each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

       Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

       Investment Strategy. Each Fund may enter into repurchase agreements with banks and broker-dealers that are deemed to be creditworthy by the advisor or sub-advisor.

       Special Risks. If the seller defaults or declares bankruptcy, a Fund may suffer if the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price or if there are delays in selling the underlying securities or collateral.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

       Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

       Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

       Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

       Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

       Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

       Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.
When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

       Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

       Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:     1-800-438-5789
                  Call for shareholder services.

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, Michigan  48009

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 .        Initial:                      $250

 .        Subsequent:                   $ 50

 .        Automatic Investment Plan:    $ 50

Purchases over $250,000 must be for Class A or Class C shares.

Timing of orders
Purchase orders must be received by the Funds' distributor or transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).


Methods for Purchasing Shares Investors may purchase shares:
 .    By Broker. Any broker authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

 .    By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not accept third-party checks.]

 .    By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

        Boston Safe Deposit and Trust Company
        Boston, MA
        ABA# 011001234
        DDA# 16-798-3
        Account No.:

    You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .   You may purchase shares through the Automatic Investment Plan.

 .   You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 .   You may exchange your Fund for shares of the same class of other Munder
    Funds based on their relative net asset values.

 .   [Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund.]

 .   Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 .   You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 .   If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 .   A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 .   Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .   Brokers may charge you a fee for handling exchanges.

 .   We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 .   Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 .   Exchanges By Mail. You may send exchange requests to your broker or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 .   For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the record owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 .   By Mail. You may mail your redemption request to: The Munder Funds, c/o
    First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 .   By Telephone.  You can redeem your shares by contacting your broker or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

    If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

    During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .   You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And
Redemptions

    . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

    .  The Funds reserves the right to reject any purchase order.

    . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

    . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

    . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

    . To limit the Funds' expenses, we do not currently issue share certificates.

    .  A Fund may temporarily stop redeeming shares if:

       .  the New York Stock Exchange is closed;

       .  trading on the New York Stock Exchange is restricted;

       . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

       . if the Securities and Exchange Commission orders the Fund to suspend redemptions.

    . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

    . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

    . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

    . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

    . If you purchased shares directly from the Funds, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

    . [The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

       Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.]

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of a Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You or your broker must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
------------------------------------------------------------------------------

Share Class Selection

Each Fund offers Class A, Class B and Class C shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 .  Front end sales charge. There are several ways to reduce these sale charges.

 .  Lower annual expenses than Class B and Class C shares.

Class B shares
 . No front end sales charge. All your money goes to work for you right away.

 .  Higher annual expenses than Class A shares.

 .  A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses. o CDSC is waived for certain redemptions.

Class C shares
 . No front end sales charge or CDSC, except for a CDSC for redemptions made within the first year after investing. All your money goes to work for you right away.

 .  Shares do not convert to another class.

 .  Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.

Applicable Sales Charge-class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. This sales charge as a percentage of your investment decreases as your investment increases. The current sales charge rates and commissions paid to selected dealers as follows:



                        Sales Charge               Dealer
                     as a Percentage of          Reallowance
                     ------------------
                                                    as a
                                                 Percentage
                         Your       Net             of the
                         ----       ---             ------
                      Investment    Asset          Offering
                      ----------    -----          --------
                                    Value           Price
                                    -----           -----
Less than $25,000..       5.50%      5.82%          5.00%
$25,000 but less
than $50,000.......       5.25%      5.54%          4.75%
$50,000 but less
than $100,000......       4.50%      4.71%          4.00%
$100,000 but less
than $250,000......       3.50%      3.63%          3.25%
$250,000 but less
than $500,000......       2.50%      2.56%          2.25%
$500,000 but less
than $1,000,000....       1.50%      1.52%          1.25%
$1,000,000 or
more...............       None*      None*     (see below)**

--------------------------

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
** The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers - General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers- Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers - Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by the Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 .     Letter of Intent. If you intend to purchase at least [$25,000] of Class A shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

      You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 .     Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Funds' transfer agent to qualify.

 .     Right of Accumulation. You may add the value of any shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker or the Funds' transfer agent to qualify.

Certain brokers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:
 .     Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 .     Class B shares within six years of buying them; or

 .     Class C shares within one year of buying them.

These time periods include the time you held Class B or Class C shares of another Munder Fund which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.

Years Since Purchase                              CDSC
--------------------                              ----
First...................................          5.00%
Second..................................          4.00%
Third...................................          3.00%
Fourth..................................          3.00%
Fifth...................................          2.00%
Sixth...................................          1.00%
Seventh and thereafter..................          0.00%

[At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.]

You will not pay a CDSC to the extent that the value of the redeemed shares represents:
 .     reinvestment of dividends or capital gains distributions; or

 .     capital appreciation of shares redeemed.

When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. [We will calculate the holding period of Class B shares of a Fund acquired through an exchange of Class B shares of the Munder Money Market Fund (which are available only by exchange of Class B shares of a Munder
Fund) from the date that the Class B shares of the initial Munder Fund were purchased.]

Cdsc Waivers
We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:
 .     redemptions made within one year after the death of a shareholder or registered joint owner;

 .     minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 .     involuntary redemptions made by the Fund;

 .     redemptions limited to 10% per year of an account's net asset value. For example, if you
      maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:
 .     redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)    the Plan is recordkept on a daily valuation basis by Merrill Lynch; or
(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or
(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A, Class B and Class C shares that allow each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Funds and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earn dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Balanced Fund, Growth & Income Fund And Small Company Growth Fund: pay dividends, if any, quarterly.

Real Estate Equity Investment Fund:  pays dividends, if any, monthly.

Growth Opportunities Fund, Equity Selection Fund, International Equity Fund, Micro-cap Equity Fund, Multi-season Growth Fund, Small-cap Value Fund, Value Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund: pay dividends, if any, annually.

All Funds: distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
-------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes

Management
-------------------------------------------------------------------------------

Investment Advisors and Sub-Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than the International Equity Fund. World Asset Management, L.L.C. "World", 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of September 30, 1999, MCM [and its affiliates] had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets. As of September 30, 1999, World had approximately $__ in assets under management.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, they also provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington Overseas Investment Management Limited ("Framlington"), a subsidiary of MCM, is the sub-advisor of the Framlington Funds.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund. MCM is responsible for all purchases and sales of domestic securities held by the Framlington Global Financial Services Fund. Framlington is responsible for the allocation of the Fund's assets among countries and for making all purchases and sales of foreign securities held by the Fund.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:


Balanced Fund                           0.65%
Equity Selection Fund                   0.75%
Growth & Income Fund                    0.75%
Growth Opportunities Fund               0.75%
International Equity Fund               0.75%
Micro-Cap Equity Fund                   1.00%
Multi-Season Growth Fund                0.75%
Real Estate Equity Investment Fund      0.74%
Small-Cap Value Fund                    0.75%
Small Company Growth Fund               0.75%
Value Fund                              0.74%
Framlington Emerging Markets Fund       1.25%
Framlington Global Financial Services
Fund                                    0.75%
Framlington Healthcare Fund             1.00%
Framlington International Growth Fund   1.00%


During the fiscal year ended June 30, 1999, a portion of the advisory fees for the Multi-Season Growth Fund were waived. As a result, the payments shown above for those Funds were less than the contractual advisory fees of 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of that Fund's average daily net assets over $500 million.

Performance of Framlington Accounts Managed by the Sub-Advisor.

The tables below contain certain performance information provided by the sub-advisor relating to accounts managed by the sub-advisor which have investment objectives and policies similar to those of the corresponding Framlington Funds. In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

The trust account performance is provided by Standard & Poor's Micropal, an independent research organization that is a recognized source of performance date in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

You should not rely on the following performance data of the sub-advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by Revenue Code to qualify as a regulated investment company.


Period Ended              UK Health   S&P Healthcare
Dec. 31,1996              Portfolio   Index
------------              ---------
                                      Capital Change
                                      --------------
1 Year..............      10.75%       18.48%
3 Years.............      96.93%      100.49%
5 Years.............      99.43%       45.60%
Inception on
April 30, 1987......     411.08%      239.64%

Performance for the Health trust account is calculated on an offer-bid basis; US dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Standard & Poor's Micropal.

S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses, and taxes. Source:
Datastream.


                      Canadian
                      Emerging    MSCI Emerging
Period Ended          Markets     Markets Free
Dec. 31, 1996         Account     Total Return
-------------         -------     ------------

1 Year.............   5.16%       6.03%
Inception on
Nov. 1, 1994.......  (3.68)%     12.37)%

MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

Portfolio Managers

Balanced Fund, Equity Selection Fund, Growth Opportunities Fund, Micro-Cap Equity Fund and Small Company Growth Fund

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Growth & Income Fund

Otto Hinzmann, Jr. has been the Fund's portfolio manager since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of MCM or of Old MCM, Inc. ("Old MCM"), the predecessor to MCM, since January 1987.

International EquitY Fund

Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, President and Chief Investment Officer of World, and Mr.
Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995).

Multi-Season Growth Fund

Leonard J. Barr II has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Barr is the Senior Vice
President and Director of Research of MCM.

ReaL Estate Equity Investment Fund

Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund, who has managed the Fund since October 1996, was formerly the primary analyst of the Fund (October 1994 to October 1996). Mr. Crosby, who has managed the Fund since March 1998, was formerly the primary analyst of the Fund (October 1996 to March
1998).

Mr. Crosby has been employed by MCM since 1993, and also serves as portfolio manager for separately managed institutional accounts.

Small-Cap Value Fund And Value Fund

Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Funds. Mr. Seizert, Chief Investment Officer - Equities of the advisor, has managed the Funds since they commenced operations. Prior to joining MCM in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. (1984-
1995). Mr. Eberle, who has managed the Small-Cap Value Fund since March 1997 and the Value Fund since October 1996, was formerly the primary analyst for the Funds. Prior to joining MCM in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Funds since [March 1997], was formerly a primary analyst for the Funds. Prior to joining MCM in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

Framlington Emerging Markets Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the committee. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothchild Securities.

Framlington Global Financial Services Fund

A committee of professional managers employed by the MCM or Framlington makes decisions for the Fund.

Framlington Healthcare Fund

Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

Framlington International Growth Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the committee. Mr. Key has managed the Fund for Framlington since 1989.

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). Because Class A, Class B and Class C Shares of Equity Selection Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund had not commenced operations on June 30, 1999, financial highlights are not presented for those Funds. The information has been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                             Balanced Fund(a)
                                                       -----------------------------------------------------------------------
                                                       Year            Year       Year        Year       Period        Year
                                                       Ended          Ended       Ended      Ended       Ended        Ended
                                                      6/30/99        6/30/98    6/30/97(f)  6/30/96(f)  6/30/95(d)   2/28/95(e)
                                                      Class A        Class A     Class A     Class A      Class A     Class A
Net asset value, beginning of period...........       -------        -------     -------     -------     --------    ---------
Income from investment operations:
Net investment income................
Net realized and unrealized gain/(loss) on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions............................
Net asset value, end of period.................
Total return(b)................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income to average net
assets.........................................
Portfolio turnover rate........................
Ratio of operating expenses to average net assets
without waivers................................

_______________

                                                     Balanced Fund(a)
----------------------------------------------------------------------------------------------------------------------
   Year        Year        Year          Year       Period      Period        Year      Year     Year      Period
  Ended       Ended       Ended         Ended       Ended )     Ended        Ended     Ended     Ended      Ended
  6/30/99     6/30/98    6/30/97(f)    6/30/96(f)  6/30/95(d)  2/28/95(e)   6/30/99   6/30/98  6/30/97(f) 6/30/96(f)
  Class B     Class B     Class B      Class B      Class B    Class B      Class C   Class C   Class C    Class C
  -------     -------     -------      -------      -------    -------      --------  -------   -------    -------

                                                                                Growth & Income Fund(a)
                                                    --------------------------------------------------------------------------------
                                                        Year        Year        Year        Year         Period       Period
                                                        Ended       Ended       Ended       Ended         Ended        Ended
                                                       6/30/99     6/30/98    6/30/97(g)  6/30/96(g)    6/30/95(d)    2/28/95(g)
                                                       Class A     Class A     Class A     Class A        Class A       Class A
                                                       -------     -------     -------     -------        -------       -------
Net asset value, beginning of period.............
Income from investment operations:
Net investment income............................
Net realized and unrealized gain on investments..
Total from investment operations.................
Less distributions:
Dividends from net investment income.............
Distributions from net realized gains............
Total distributions..............................
Net asset value, end of period...................
Total return (b).................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............
Ratio of operating expenses to average
net assets.......................................
Ratio of net investment income to
average net assets...............................
Portfolio turnover rate..........................
Ratio of operating expenses to average
net assets without waivers.......................

________________

                                                     Growth & Income Fund (a)
-----------------------------------------------------------------------------------------------------------------------------------
      Year        Year        Year          Year          Period       Period        Year         Year        Year        Year
      Ended       Ended       Ended         Ended         Ended        Ended         Ended        Ended       Ended       Ended
     6/30/99     6/30/98    6/30/97(g)    6/30/96(g)    6/30/95(d)   2/28/95(e)     6/30/99      6/30/98    6/30/97(g)  6/30/96(g)
     Class B     Class B     Class B       Class B       Class B      Class B       Class C      Class C     Class C     Class C
     -------     -------     -------       -------       -------      -------       -------      -------     -------     -------

                                                                      International Equity Fund(a)
                                               ------------------------------------------------------------------------
                                                   Year      Year       Year        Year       Period        Year
                                                   Ended     Ended      Ended       Ended      Ended         Ended
                                                  6/30/99   6/30/98   6/30/97(f)  6/30/96(f)  6/30/95(d)   2/28/95(e,f)
                                                  Class A   Class A    Class A     Class A     Class A       Class A
                                                  -------   -------    ------      -------     -------       -------
Net asset value, beginning of period.....
Income from investment operations:
Net investment income....................
Net realized and unrealized gain on
investments..............................
Total from investment operations.........
Less distributions:
Dividends from net investment income.....
Distributions from net realized gains....
Distributions from capital...............
Total distributions......................
Net asset value, end of period...........
Total return (b).........................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's).....
Ratio of operating expenses to average
net assets...............................
Ratio of net investment income to average
net assets...............................
Portfolio turnover rate..................
Ratio of operating expenses to average
net assets without waivers...............

____________________

                                          International Equity Fund (a)
---------------------------------------------------------------------------------------------------------------------------
     Year       Year      Year         Year        Period        Period       Year         Year        Year        Period
     Ended      Ended     Ended        Ended       Ended         Ended        Ended        Ended       Ended       Ended
    6/30/99    6/30/98  6/30/97(f)   6/30/96(f)  6/30/95(d)   2/28/95(e,f)   6/30/99      6/30/98    6/30/97(f)  6/30/96(f)
    Class B    Class B   Class B      Class B     Class B       Class B      Class C      Class C     Class C      Class C
    -------    -------   -------      -------     -------       -------      -------      -------     -------      -------

                                                                                Micro-Cap Equity Fund (a)
                                                    ------------------------------------------------------------------------------
                                                        Year          Year         Year      Period        Year         Period
                                                        Ended        Ended        Ended       Ended        Ended         Ended
                                                       6/30/99     6/30/98(f)    6/30/99    6/30/97(f)    6/30/98      6/30/97(f)
                                                       Class A      Class A      Class B     Class A      Class B       Class B
                                                       -------      -------      -------     -------      -------       -------
Net asset value, beginning of period...............
Income from investment operations:
Net investment income/(loss).......................
Net realized and unrealized gain/(loss)
on investments.....................................
Total from investment operations...................
Less distributions:
Dividends from net investment income...............
Distributions from net realized gains..............
Total distributions................................
Net asset value, end of period.....................
Total return (b)...................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............
Ratio of operating expenses to average net
assets.............................................
Ratio of net investment income/(loss)
to average net assets..............................
Portfolio turnover rate............................
Ratio of operating expenses to average net assets
without waivers and/or expenses reimbursed.........

_________________

                Micro-Cap Equity Fund (a)             Multi-Season Growth Fund(a)
--------------------------------------------------------------------------------------------------------
      Year         Year        Period      Year        Year        Year         Year          Period
      Ended        Ended       Ended       Ended       Ended       Ended        Ended         Ended
     6/30/99     6/30/98(f)  6/30/97(f)   6/30/99    6/30/98(f)  6/30/97(f)   6/30/96(f)  6/30/95(d,e,h)
     Class C      Class C     Class C     Class A     Class A      Class A     Class A       Class A
     -------      -------     -------     -------     -------      -------     -------       -------

                                                              Multi-Season Growth Fund(a)
                                           -----------------------------------------------------------------
                                               Year         Year        Year        Year         Period
                                              Ended        Ended       Ended       Ended          Ended
                                             6/30/99    6/30/98(f)   6/30/97(f)  6/30/96(f)  6/30/95(d,e,h)
                                             Class B      Class B     Class B     Class B       Class B
                                             -------      -------     -------     -------       -------
Net asset value, beginning of period.....
Income from investment operations:
Net investment income/(loss).............
Net realized and unrealized gain/(loss)
on investments...........................
Total from investment operations.........
Less distributions:
Dividends from net investment income.....
Distributions from net realized gains....
Total distributions......................
Net asset value, end of period...........
Total return (b).........................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's).....
Ratio of operating expenses to average
net assets...............................
Ratio of net investment income to average
net assets...............................
Portfolio turnover rate..................
Ratio of operating expenses to average
net assets without waivers...............

___________

                                       Multi-Season Growth (a)
-----------------------------------------------------------------------------------------------
           Year              Year               Year            Year               Period
           Ended             Ended             Ended            Ended              Ended
          6/30/99          6/30/98(f)        6/30/97(f)       6/30/96(f)        6/30/95(d,e,h)
          Class C           Class C           Class C          Class C             Class C
          -------           -------           -------          -------             -------

                          Real Estate Equity Investment Fund(a)
------------------------------------------------------------------------------------------------------
     Year          Year        Year        Year       Period       Year        Year         Year
     Ended        Ended       Ended       Ended       Ended        Ended       Ended        Ended
    6/30/99     6/30/98(e)   6/30/97    6/30/96(e)  6/30/95(d)    6/30/99    6/30/98(e)   6/30/97
    Class A      Class A     Class A     Class A     Class A      Class B     Class B      Class B
    -------      -------     -------     -------     -------      -------     -------      -------

                                                                      Real Estate Equity Investment Fund (a)
                                                  --------------------------------------------------------------------------
                                                     Year        Period        Year         Year        Year       Period
                                                    Ended        Ended         Ended        Ended       Ended       Ended
                                                  6/30/96(e)   6/30/95(d)     6/30/99     6/30/98(e)   6/30/97    6/30/96(e)
                                                   Class B      Class B       Class C      Class C     Class C     Class C
                                                   -------      -------       -------      -------     -------     -------
Net asset value, beginning of period......
Income from investment operations:
Net investment income/(loss)..............
Net realized and unrealized gain on
investments...............................
Total from investment operations..........
Less distributions:
Dividends from net investment income......
Distributions in excess of net investment
income....................................
Distributions from net realized gains.....
Distributions from paid-in capital........
Total distributions.......................
Net asset value, end of period............
Total return (b)..........................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's)......
Ratio of operating expenses to average
net assets................................
Ratio of net investment income/(loss) to
average net assets........................
Portfolio turnover rate...................
Ratio of operating expenses to average net
assets without waivers....................

______________

                                                      Small-Cap Value Fund (a)
-----------------------------------------------------------------------------------------------------------------------------
             Year          Year        Period       Year         Year        Period        Year        Year         Period
             Ended         Ended       Ended        Ended        Ended       Ended         Ended       Ended        Ended
            6/30/99      6/30/98(e)  6/30/97(e)    6/30/99     6/30/98(e)  6/30/97(e)     6/30/99    6/30/98(e)   6/30/96(e)
            Class A       Class A     Class A      Class B      Class B     Class B       Class C     Class C      Class C
            -------       -------     -------      -------      -------     -------       -------     -------      -------

                                                                         Small Company Growth Fund (a)
                                              -------------------------------------------------------------------------
                                                  Year        Year        Year        Year       Period        Year
                                                 Ended        Ended      Ended       Ended       Ended         Ended
                                                6/30/99     6/30/98(f)  6/30/97(f) 6/30/96(f)   6/30/95(e)   2/28/95(d)
                                                Class A      Class A     Class A    Class A      Class A      Class A
                                                -------      -------     -------    -------      -------      -------
Net asset value, beginning of period.......
Income from investment operations:
Net investment income......................
Net realized and unrealized gain/(loss)
on investments.............................
Total from investment operations...........
Less distributions: Distributions from net
realized capital gains.....................
Total distributions........................
Net asset value, end of period.............
Total return (b)...........................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's).......
Ratio of operating expenses to average net
assets.....................................
Ratio of net investment loss to
average net assets.........................
Portfolio turnover rate....................
Ratio of operating expenses to average net
assets without waivers.....................

______________

                                               Small Company Growth Fund (a)
-----------------------------------------------------------------------------------------------------------------------------
     Year        Year        Year        Year         Period       Period      Year         Year        Year         Period
     Ended       Ended       Ended       Ended        Ended        Ended       Ended        Ended       Ended        Ended
    6/30/99   6/30/98(f)   6/30/97(f)  6/30/96(f)   6/30/95(e)   2/28/95(d)   6/30/99    6/30/98(f)   6/30/97(f)   6/30/96(f)
    Class B     Class B     Class B     Class B      Class B      Class B     Class C     Class C      Class C       Class C
    -------     -------     -------     -------      -------      -------     -------     -------      -------       -------

                                                                               Value Fund (a)
                                      ----------------------------------------------------------------------------------------------
                                         Year       Year         Year        Period     Year       Year        Year       Period
                                         Ended      Ended        Ended        Ended     Ended      Ended       Ended       Ended
                                        6/30/99   6/30/98(d)   6/30/97(d)  6/30/96(d)  6/30/99   6/30/98(d)  6/30/97(d)  6/30/96(d)
                                        Class A     Class A     Class A     Class A    Class B    Class B     Class B      Class B
                                        -------     -------     -------     -------    -------    -------     -------      -------
Net asset value, beginning of period..
Income from investment operations:
Net investment income/(loss)..........
Net realized and unrealized gain on
investments...........................
Total from investment operations......
Less distributions: Dividends from net
investment income..
Distributions from net realized gains.
Total distributions...................
Net asset value, end of period........
Total return (b)......................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in 000's)..
Ratio of operating expenses to average
net assets............................
Ratio of net investment income/(loss)
to average net assets.................
Portfolio turnover rate...............
Ratio of operating expenses to average
net assets without waivers............

                          Value Fund (a)
        ------------------------------------------------
           Year        Year        Year        Year
           Ended       Ended       Ended       Ended
          6/30/99    6/30/98(d)  6/30/97(d)  6/30/96(d)
          Class C     Class C     Class C     Class C
          -------     -------     -------     -------

                                                                    Framlington Emerging Markets Fund (a)
                                             --------------------------------------------------------------------------------
                                                 Year         Year        Period         Year           Year         Period
                                                Ended         Ended       Ended          Ended          Ended        Ended
                                               6/30/99      6/30/98(d)   6/30/97(d)     6/30/99       6/30/98(d)   6/30/97(d)
                                               Class A       Class A      Class A       Class B        Class B       Class B
                                               -------       -------      -------       -------        -------       -------
Net asset value, beginning of period....
Income from investment operations:
Net investment income...................
Net realized and unrealized gain/(loss)
on investments..........................
Total from investment operations........
Less distributions:
Dividends from net investment income..
Distributions from net realized gains...
Distributions in excess of net realized
gains...................................
Total distributions.....................
Net asset value, end of period..........
Total return (b)........................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in 000's)....
Ratio of operating expenses to average
net assets..............................
Ratio of net investment income/(loss)
to average net assets...................
Portfolio turnover rate.................
Ratio of operating expenses to average
net assets without expenses reimbursed..

_________________________

               Framlington Emerging Markets Fund (a)
               --------------------------------------
                Year          Year          Period
                Ended         Ended         Ended
               6/30/99      6/30/98(d)    6/30/97(d)
               Class C       Class C        Class C
               -------       -------        -------

                                                  Framlington Healthcare Fund (a)
           -----------------------------------------------------------------------------------------------------------------
             Year          Year       Period       Year         Year       Period         Year        Year       Period
             Ended         Ended      Ended        Ended        Ended      Ended          Ended       Ended      Ended
            6/30/99      6/30/98(d)  6/30/97      6/30/99     6/30/98(d)   6/30/97       6/30/99    6/30/98(d)   6/30/97
            Class A       Class A    Class A      Class B      Class B     Class B       Class C     Class C     Class C
            -------       -------    -------      -------      -------     -------       -------     -------     -------

                                                                Framlington International Growth Fund (a)
                                             -------------------------------------------------------------------------------
                                               Year          Year         Period         Year         Year        Period
                                               Ended         Ended         Ended         Ended        Ended        Ended
                                              6/30/99     6/30/98(d)    6/30/97(d)      6/30/99    6/30/98(d)   6/30/97(d)
                                              Class A       Class A       Class A       Class B     Class B      Class B
                                              -------       -------       -------       -------     -------      -------
Net asset value, beginning of period....
Income from investment operations:
Net investment income/(loss)............
Net realized and unrealized gain on
investments.............................
Total from investment operations........
Less distributions: Dividends from net
investment income.......................
Distributions from net realized gains...
Distributions in excess of net
realized gains..........................
Total distributions.....................
Net asset value, end of period..........
Total return (b)........................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in 000's)....
Ratio of operating expenses to average
net assets..............................
Ratio of net investment income/(loss)
to average net assets...................
Portfolio turnover rate.................
Ratio of operating expenses to average
net assets without expenses reimbursed..

_____________

    Framlington International Growth Fund (a)
-------------------------------------------------
        Year             Period          Period
        Ended            Ended           Ended
       6/30/99         6/30/98(d)      6/30/97(d)
       Class C          Class C         Class C
       -------          -------         -------

For More Information

                                                                      To Obtain Information:
                                                                      ----------------------------------------------------------
More information about the Funds is available
free upon request, including the following:                           By telephone
                                                                      Call 1-800-438-5789
Annual/Semi-Annual Reports
                                                                      By mail
You will receive unaudited semi-annual reports                        The Munder Funds
and audited annual reports on a regular basis                         480 Pierce Street
from the Funds. In addition, you will also                            Birmingham, MI 48009
receive updated Prospectuses or Supplements
to this rospectus. In order to eliminate                              On the Internet
duplicate mailings, the Funds will only send one                      Text-only versions of fund documents can be
copy of the above communications to (1) accounts                      viewed online or downloaded from:
with the same primary record owner, (2) joint
tenant accounts, (3) tenant in common accounts                        Securities and Exchange Commission
and (4) accounts which have the same address.                         http://www.sec.gov

Statement Of Additional Information                                   You can also obtain copies by visiting the
                                                                      Securities and Exchange Commission's Public
Provides more details about the Funds and their                       Reference Room in Washington, D.C. (phone
policies. A current Securities and Exchange                           1-800-SEC-0330) or by sending your request
Commission Statement of Additional Information                        and a duplicating fee to the Securities and
is on file with the and is incorporated by                            Exchange Commission's Public Reference Section,
reference (is legally considered part of this                         Washington, D.C. 20549-6009.
prospectus).
                                                                      You may also find more information about the
                                                                      Funds on the Internet at:
                                                                      http://www.munderfunds.com
                                                                      ----------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Framlington Funds Trust
SEC file number: 811-7897

The Munder Funds Trust
SEC file number: 811-5899

                                                                  Class K Shares

[Munder Logo]
PROSPECTUS

                                                                October 26, 1999

                                                         THE MUNDER EQUITY FUNDS
                                                                        Balanced
                                                                Equity Selection
                                                                 Growth & Income
                                                            Growth Opportunities
                                                                       Index 500
                                                            International Equity
                                                                Micro-Cap Equity
                                                             Multi-Season Growth
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value

                                                    THE MUNDER FRAMLINGTON FUNDS
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth

                                                         THE MUNDER INCOME FUNDS
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                          Michigan Tax-Free Bond
                                                                   Tax-Free Bond
                                                Tax-Free Short-Intermediate Bond

                                                   THE MUNDER MONEY MARKET FUNDS
                                                                 Cash Investment
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

     Risk/Return Summary
       .   Equity Funds
       .   Income Funds
       .   Tax-Free Funds
       .   Money Market Funds
     Summary of Principal Risks
     Who May Want To Invest
     Fees And Expenses

     More About The Funds
     Glossary
     Special Risks And Other Considerations
     Additional Description of Investments And Investment Strategies

     Your Investment
     How To Reach The Funds
     Purchasing Shares
     Redeeming Shares
     Additional Policies For Purchases And Redemptions
     Shareholder Privileges
     Service Agents

     Pricing of Fund Shares

     Distributions

     Federal Tax Considerations
     Taxes On Distributions
     Taxes On Sales
     Other Considerations

     Management
     Investment Advisors and Sub-advisor
     Portfolio Managers

     Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About The Funds.

The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

 .    how the Fund's average annual returns for 1, 5, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and;

 .    changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

When you consider this information, please remember that a Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Certain terms used in this prospectus are defined in the Glossary.

Equity Funds


Balanced Fund

Goal

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 .    general market and economic conditions and trends;
 .    interest rates and inflation rates;
 .    fiscal and monetary developments; and
 .    long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

The Fund's fixed income securities include:
 .    U.S. Government securities;
 .    obligations of foreign governments;
 .    corporate obligations;
 .    zero coupon bonds;
 .    variable and floating rate securities;
 .    mortgage and other asset-backed securities; and
 .    stripped securities.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:
 .    commercial paper;
 .    bankers' acceptances and certificates of deposit;
 .    corporate obligations; and
 .    U.S. Government securities.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1994:    _____%
     1995:    _____%
     1996:    _____%
     1997:    _____%
     1998:    _____%


Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__    _____%
Worst Quarter:     Q____199__    _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                     Since
                 1 Year          5 Years           Inception
                                                   (4/16/93)
                ---------       ----------       -------------
Class K
[Index]

Equity Selection Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the S&P 500.

The Fund may also invest in foreign securities.

Principal Risks


Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund had not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Growth & Income Fund

Goal

The Fund's goal is to provide capital appreciation and current income.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in dividend-paying equity securities. Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

The Fund may also purchase fixed income securities which are convertible into or exchangeable for common stock.

The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

The Fund focuses on dividend-paying equity securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return

     1995:        _____%
     1996:        _____%
     1997:        _____%
     1998:        _____%

_____________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__  _____%
Worst Quarter:    Q____199__  _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                     Since
                 1 Year            Inception
                                   (7/5/94)
             -------------     ----------------
Class K
[Index]

Growth Opportunities Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .    superior earnings growth;
 .    financial stability;
 .    relative market value; and
 .    price changes compared to the S&Ps MidCap 400 Index.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Index 500 Fund

Goal

The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasizes large capitalization companies.

Principal Investment Strategies

The Fund pursues its goal by normally holding the securities of at least 400 of the stocks in the S&P 500.

The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

The Fund may also enter into futures contracts.

Principal Risks

Among the principal risks of investing in the Fund is market risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1993:      _____%
     1994:      _____%
     1995:      _____%
     1996:      _____%
     1997:      _____%
     1998:      _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                  Since
                                                Inception
              1 Year           5 Years          (12/7/92)
            -----------      ------------      -----------
Class K
[Index]

International Equity Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts.

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million.

At least once a quarter, the advisor creates a list of foreign securities and American Depositary Receipts which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

The Fund may also enter into futures and options on futures contracts, forward currency exchange contracts and purchase and sell options.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk and currency risk. To the extent that the Fund enters into futures and options on futures contracts, and forward currency exchange contracts, and purchases and sells options, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1993:    _____%
     1994:    _____%
     1995:    _____%
     1996:    _____%
     1997:    _____%
     1998:    _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                     Since
                                                   Inception
                 1 Year           5 Years          (11/23/92)
              ------------      ------------      -------------
Class K
[Index]

Micro-Cap Equity Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:
 .    present the ability to grow significantly over the next several years;
 .    may benefit from changes in technology, regulations and industry sector trends; and
 .    are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings of small capitalization companies.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                  Since
             1 Year             Inception
                                (12/3/96)
          -------------      ---------------
Class K
[Index]

Multi-Season Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 .    superior earnings growth;
 .    financial stability;
 .    relative market value; and
 .    price changes compared to the S&P 500.

The Fund may also purchase foreign securities.

Principal Risks

Among the principal risks of investing in the Fund is market risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1996:      _____%
     1997:      _____%
     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                               Since
                             Inception
            1 Year           (6/23/95)
         ------------     -------------
Class K
[Index]

Real Estate Equity Investment Fund

Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry or which own significant real estate.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The companies in which the Fund primarily invests include:
 .    equity real estate investment trusts ("REITS");
 .    brokers, home builders and real estate developers;
 .    companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);
 .    manufacturers and distributors of building supplies;
 .    mortgage REITS; and
 .    financial institutions which issue or service mortgages.

In addition, the Fund may invest:
 .    up to 35% of its assets in companies other than real estate industry companies;
 .    in fixed income securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets and if the advisor believes that the underlying collateral is sufficient; and
 .    in REITS only if they are traded on a securities exchange or NASDAQ.

Principal Risks

Among the principal risks of investing in the Fund are market risk and sector risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1997:      _____%
     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                             Since Inception
             1 Year             (10/3/96)
         --------------     ------------------
Class K
[Index]

Small-Cap Value Fund

Goal

The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will concentrate on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:
 .    a stable or improving earnings record;
 .    sound finances;
 .    above-average growth prospects;
 .    participation in a fast growing industry;
 .    strategic niche position in a specialized market; and
 .    adequate capitalization.

The Fund may invest in equity securities of larger capitalization companies.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1997:      _____%
     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                              Since
                            Inception
            1 Year          (12/31/96)
         ------------     --------------
Class K
[Index]

Small Company Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:
 .    above-average growth prospects;
 .    participation in a fast-growing industry;
 .    strategic niche position in a specialized market; and
 .    adequate capitalization.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                 Since
                                               Inception
            1 Year             5 Years         (11/23/92)
         -------------      -------------     ------------
Class K
[Index]

Value Fund

Goal

The Fund's primary goal is to provide long-term capital appreciation. Its secondary goal is to provide income.

Principal Investment Strategies

The Fund pursues its goals by investing primarily in the equity securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

The Fund will invest at least 65% of its assets in equity securities.

The advisor will focus on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:
 .    a stable or improving earnings record;
 .    sound finances;
 .    above-average growth prospects;
 .    participation in a fast growing industry;
 .    strategic niche position in a specialized market; and
 .    adequate capitalization.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1996:      _____%
     1997:      _____%
     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                            Since
                          Inception
           1 Year         (11/30/95)
         -----------     ------------
Class K
[Index]

Framlington Emerging Markets Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

A company will be considered to be in an emerging market country if:
 .    the company is organized under the laws of, or has a principal office in, an emerging market country;
 .    the company's stock is traded primarily in an emerging market country;
 .    most of the company's assets are in an emerging market country; or
 .    most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, emerging markets risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1998:       _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                Since
                              Inception
             1 Year           (1/10/97)
          -----------        ------------
Class K
[Index]

Framlington Global Financial Services Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

Examples of companies in the financial services industry are:
 .    commercial, industrial and investment banks;
 .    savings and loan associations;
 .    brokerage companies;
 .    consumer and industrial finance companies;
 .    real estate and leasing companies;
 .    insurance companies; and
 .    holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor allocates assets among countries based on:
 .    its analysis of the trends in the financial services industry in particular regions;
 .    the relative valuation of financial services companies in different regions; and
 .    its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Framlington Healthcare Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .    pharmaceutical producers;
 .    biotechnology firms;
 .    medical device and instrument manufacturers;
 .    distributors of healthcare products;
 .    healthcare providers and managers; and
 .    other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                               Since
            1 Year           Inception
                              (4/1/97)
          ----------        -----------
Class K
[Index]

Framlington International Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .    above-average profitability;
 .    high quality management; and
 .    the ability to grow significantly in their countries.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets. The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, currency risk, emerging markets risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                 Since
                               Inception
           1 Year              (1/10/97)
        -------------        -------------
Class K
[Index]

Income Funds

Bond Fund

Goal

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .    U.S. Government securities and repurchase agreements collateralized by such securities;
 .    obligations of state, local and foreign governments;
 .    obligations of domestic and foreign banks;
 .    obligations of domestic and foreign corporations;
 .    zero coupon bonds, debentures and convertible debentures;
 .    mortgage and other asset-backed securities; and
 .    stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                   Since
                                                 Inception
             1 Year            5 Years           (11/23/92)
          -------------      ------------      --------------
Class K
[Index]

Intermediate Bond Fund

Goal

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .    U.S. Government securities and repurchase agreements collateralized by such securities;
 .    obligations of state, local and foreign governments;
 .    obligations of domestic and foreign banks;
 .    obligations of domestic and foreign corporations;
 .    zero coupon bonds, debentures and convertible debentures;
 .    mortgage and other asset-backed securities; and
 .    stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                 Since
                                               Inception
             1 Year           5 Years          (11/20/92)
           -----------      -----------      --------------
Class K
[Index]

International Bond Fund

Goal

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 .    obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;
 .    obligations issued or guaranteed by supranational organizations (such as the World Bank);
 .    obligations of foreign banks or bank holding companies; and
 .    obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk, foreign securities risk, currency risk and non-diversified risk. To the extent the Fund enters into forward currency contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1998:      _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                   Since
                                 Inception
                1 Year           (3/25/97)
               ---------       --------------
Class K
[Index]

U.S. Government Income Fund

Goal

The Fund's goal is to provide high current income.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities.

Principal Risks

The principal risk of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1995:    _____%
     1996:    _____%
     1997:    _____%
     1998:    _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                         Since
                                      Inception
                        1 Year         (7/5/94)
                      ----------     ------------
Class K
[Index]

Tax-Free Funds

Michigan Tax-Free Bond Fund
(Offered only in the State of Michigan.)

Goal

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     [1994:    _____%]
      1995:    _____%
      1996:    _____%
      1997:    _____%
      1998:    _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                               Since
                                             Inception
               1 Year         5 Years        (1/3/94)
            -----------    ------------    ------------
Class K
[Index]

Tax-Free Bond Fund

Goal

The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                    Since
                                  Inception
                1 Year            (7/5/94)
            -------------       ------------
Class K
[Index]

Tax-Free Short-Intermediate Bond Fund

Goal

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1989:     _____%
     1990:     _____%
     1991:     _____%
     1992:     _____%
     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%


Average Annual Total Return
(for the periods ended December 31, 1998)


                1 Year            5 Years            10 Years
            --------------     -------------     ---------------
Class K
[Index]

--------------------------------------------------------------------------------
Money Market Funds
--------------------------------------------------------------------------------

Cash Investment Fund

Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return

      1989:       _____%
      1990:       _____%
      1991:       _____%
      1992:       _____%
      1993:       _____%
      1994:       _____%
      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%

__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%
Average Annual Total Return
(for the periods ended December 31, 1998)


                 1 Year             5 Years            10 Years
             --------------     --------------     ---------------
Class K
[Index]

Tax-Free Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.


Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of our investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund are interest rate risk and credit risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return

      1993:       _____%
      1994:       _____%
      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%

___________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                                       Since
                      1 Year          5 Years        Inception
                                                     (11/23/92)
                   -------------     -----------    -------------
Class K
[Index]

You may call 1-800 [     ] to obtain the Fund's current 7-day yield.

U.S. Treasury Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return

      1993:       _____%
      1994:       _____%
      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%

__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                               Since
                  1 Year      5 Years        Inception
                                             (11/25/92)
                  --------    ---------    ---------------
Class K
[Index]

You may call 1-800 [     ] to obtain the Fund's current 7-day yield.

Summary of Principal Risks of The Funds

The share price of the Funds will change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Funds.

The following summary briefly describes the principal risks that may affect a Fund's portfolio as a whole. More information about the Funds' principal investment strategies and their associated risks is contained in the section entitled "More About the Funds."

SECTOR RISK is the risk of loss due to concentrating investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. Real Estate Equity Investment Fund, Global Financial Services Fund and Healthcare Fund are particularly subject to this Risk.

CREDIT (OR DEFAULT) RISK is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Funds particularly subject to this risk are: Balanced Fund, Growth & Income Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund and Tax-Free Money Market Fund.

DERIVATIVES RISK is the risk that loss may result from a Fund's use of futures and options on futures contracts, options, forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Funds particularly subject to this risk are: Balanced Fund, International Equity Fund, Index 500 Fund, Value Fund, Small-Cap Value Fund, Global Financial Services Fund, International Growth Fund and International Bond Fund.

FOREIGN SECURITIES RISK is the risk of loss because investments by a Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Funds particularly subject to this risk are: Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Value Fund, Small-Cap Value Fund, Small Company Growth Fund, Multi-Season Growth Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund, International Growth Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund and Cash Investment Fund.

         Currency Risk. Funds that invest in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies. Funds particularly subject to this risk are: International Equity Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund, International Growth Fund and International Bond Fund.

         Emerging Markets Risk. Funds that invest in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Funds particularly subject to this risk are: International Equity Fund, Emerging

         Markets Fund and International Growth Fund.

INTEREST RATE RISK is the risk of loss because increases in prevailing interest rates will cause fixed-income securities held by a Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes. Funds particularly subject to this risk are: Balanced Fund, Growth & Income Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

MARKET RISK is the risk of loss because the value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of Fund's investments may decline if the particular companies the Funds invest in do not preform well. All of the Munder Equity Funds are subject to this risk.

MEDIUM-SIZE COMPANY STOCK RISK is the risk of loss because the stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies. Equity Selection Fund, Growth Opportunities Fund, Value Fund, Emerging Markets Fund, Global Financial Services Fund, International Growth Fund and Healthcare Fund are particularly subject to this risk.

NON-DIVERSIFIED RISK is the risk of loss because a Fund that invests more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments. For example, the Michigan Tax-Free Bond Fund invests primarily in Michigan municipal obligations, if Michigan issuers suffer serious financial difficulties, jeopardizing their ability to pay their obligations, the Fund may suffer a loss. International Bond Fund, Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are subject to this risk.

PREPAYMENT RISK is the risk that a Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Funds particularly subject to this risk are: Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund and Cash Investment Fund.

SMALL COMPANY STOCK RISK is the risk of loss because the stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell. Funds particularly subject to this risk are: Micro-Cap Equity Fund, Small Cap Value Fund, Small Company Growth Fund and Healthcare Fund.

Who May Want To Invest

The Equity Funds may be appropriate for investors:

 .    Looking to invest over the long term and willing to ride out market swings in search of potentially higher returns.

 .    Looking for an investment that has more return and risk potential than fixed income investments.

The Income Funds may be appropriate for investors:

 .    Looking for potentially higher returns and willing to accept greater risk than more conservative fixed rate investments or money market funds.

 .    Looking for current income.

The Tax-Free Funds may be appropriate for investors:

 .    Looking primarily for tax-exempt income.

 .    Comfortable with the risks involved with fixed income investments.

The Money Market Funds may be appropriate for investors:

 .    Looking for a high level of income and liquidity and stability of principal.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class K shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases..........................  None
Sales Charge (Load) Imposed on Reinvested Dividends.......................  None
Maximum Deferred Sales Charge (Load)......................................  None
Redemption Fees...........................................................  None
Exchange Fees.............................................................  None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                  Annual Fund Operating Expenses
                       As a % of net assets                     Examples
--------------------------------------------------------  --------------------
Balanced Fund

Management Fees                             .65%           1 Year           $
Shareholder Servicing Fees                  .25%           3 Years          $
Other Expenses                              [ ]%           5 Years          $
                                            ----
Total Annual Fund Operating Expenses        [ ]%          10 Years          $
                                            ====

Equity Selection Fund

Management Fees                             .75%           1 Year           $
Shareholder Servicing Fees                  .25%           3 Years          $
Other Expenses                             .[ ]%           5 Years          $
                                            ----
Total Annual Fund Operating Expenses        [ ]           10 Years          $
                                            ====

Growth & Income Fund

Management Fees                             .75%           1 Year           $
Shareholder Servicing Fees                  .25%           3 Years          $
Other Expenses                              [ ]            5 Years          $
                                            ----
Total Annual Fund Operating Expenses        [ ]           10 Years          $
                                            ====

Growth Opportunities Fund

Management Fees                             .75%           1 Year           $
Shareholder Servicing Fees                  .25%           3 Years          $
Other Expenses (2)                          [ ]            5 Years          $
                                            ----
Total Annual Fund Operating Expenses (3)    [ ]           10 Years          $
                                            ====

Index 500 Fund

Management Fees                             [ ]            1 Year           $
Shareholder Servicing Fees                  .25%           3 Years          $
Other Expenses                              [ ]            5 Years          $
                                            ----
Total Annual Fund Operating Expenses        [ ]           10 Years          $
                                            ====

              Annual Fund Operating Expenses
                 as a % of net assets                        Examples
-----------------------------------------------------  ------------------------
International Equity Fund

Management Fees                             .75%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                              [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses        [ ]%               10 Years    $
                                           =====
Micro-Cap Equity Fund

Management Fees                            1.00%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses (2)                          [ ]                 5 Years    $
                                           -----
Total Annual Fund Operating Expenses (3)    [ ]                10 Years    $
                                           =====

Multi Season Growth Fund

Management Fees (1)                         [ ]                 1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                              [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses (3)    [ ]                10 Years    $
                                           =====

Real Estate Equity Investment Fund

Management Fees                             .74%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                             .[ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses        [ ]%               10 Years    $
                                           =====
Small-Cap Value Fund

Management Fees                             .75%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                              [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses        [ ]%               10 Years    $
                                           =====

Small Company Growth Fund

Management Fees                             .75%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                              [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses        [ ]%               10 Years    $
                                           =====

Value Fund

Management Fees                             .74%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses                              [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses        [ ]%               10 Years    $
                                           =====

Framlington Emerging Markets Fund

Management Fees                            1.25%                1 Year     $
Shareholder Servicing Fees                  .25%                3 Years    $
Other Expenses (2)                          [ ]%                5 Years    $
                                           -----
Total Annual Fund Operating Expenses (3)    [ ]%               10 Years    $
                                           =====

               Annual Fund Operating Expenses
                    as a % of net assets                             Examples
-----------------------------------------------------------      ---------------
Framlington Global Financial Services Fund

Management Fees                               .75%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses (2)                            [ ]                  5 Years    $
                                           -------
Total Annual Operating Expenses (3)           [ ]                 10 Years    $
                                           =======
Framlington Healthcare Fund

Management Fees                              1.00%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses (2)                            [ ]                  5 Years    $
                                           -------
Total Annual Fund Operating Expenses          [ ]                 10 Years    $
                                           =======

Framlington International Growth Fund

Management Fees                              1.00%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses (2)                            [ ]                  5 Years    $
                                           -------
Total Annual Fund Operating Expenses (3)      [ ]                 10 Years    $
                                           =======


Bond Fund

Management Fees                               .50%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses                                [ ]%                 5 Years    $
                                           -------
Total Annual Fund Operating Expenses          [ ]%                10 Years    $
                                           =======

Intermediate Bond Fund

Management Fees                               .50%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses                                [ ]%                 5 Years    $
                                           -------
Total Annual Fund Operating Expenses         .[ ]%                10 Years    $
                                           =======

International Bond Fund

Management Fees                               .50%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses                               .[ ]%                 5 Years    $
                                           -------
Total Annual Fund Operating Expenses          [ ]%                10 Years    $
                                           =======
U.S. Government Income Fund

Management Fees                               .50%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses                                [ ]%                 5 Years    $
                                           -------
Total Annual Fund Operating Expenses         .[ ]%                10 Years    $
                                           =======

Michigan Tax-Free Bond Fund

Management Fees                               .50%                 1 Year     $
Shareholder Servicing Fees                    .25%                 3 Years    $
Other Expenses                                [ ]%                 5 Years    $
                                           -------
Total Annual Fund Operating Expenses          [ ]%                10 Years    $
                                           =======

     Annual Fund Operating Expenses
          as a % of net assets                                Examples
---------------------------------------------------    ----------------------
Tax-Free Bond Fund

Management Fees                            .50%               1 Year       $
Shareholder Servicing Fees                 .25%               3 Years      $
Other Expenses                             [ ]%               5 Years      $
                                          -----
Total Annual Fund Operating Expenses      .[ ]%              10 Years      $
                                          =====

Tax-Free Short-Intermediate Bond Fund

Management Fees                            .50%               1 Year       $
Shareholder Servicing Fees                 .25%               3 Years      $
                                          -----
Other Expenses                             [ ]%               5 Years      $
                                          -----
Total Annual Fund Operating Expenses       [ ]%              10 Years      $
                                          =====
Cash Investment Fund

Management Fees                            .35%               1 Year       $
Shareholder Servicing Fees                 .15%               3 Years      $
Other Expenses                             [ ]%               5 Years      $
                                          -----
Total Annual Fund Operating Expenses       [ ]%              10 Years      $
                                          =====
Tax-Free Money Market Fund

Management Fees                            .35%               1 Year       $
Shareholder Servicing Fees                 .15%               3 Years      $
Other Expenses                             [ ]%               5 Years      $
                                          -----
Total Annual Fund Operating Expenses       [ ]%              10 Years      $
                                          =====
U.S. Treasury Money Market Fund

Management Fees                            .35%               1 Year       $
Shareholder Servicing Fees                 .15%               3 Years      $
Other Expenses                             [ ]%               5 Years      $
                                          -----
Total Annual Fund Operating Expenses       [ ]%              10 Years      $
                                          =====
____________________
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees. As a result of the fee waiver, actual management fees paid by the Multi-Season Growth Fund, based on the Fund's average daily net assets, were [ ]%.

(2) For the fiscal year ended June 30, 1999, the advisor voluntarily reimbursed certain operating expenses. As a result of the expense reimbursement, actual Other Expenses paid by the Funds, were:

                                                 Other Operating Expenses
Fund                                        (as a % of average daily net assets)
----                                        ------------------------------------
Growth Opportunities Fund                                   %
Micro-Cap Equity Fund                                       %
Framlington Emerging Markets Fund                           %
Framlington Global Financial Services Fund                  %
Framlington Healthcare Fund                                 %
Framlington International Growth Fund                       %

(3) For the fiscal year ended June 30, 1999, as a result of the advisor's voluntary fee waivers and expense reimbursements, the actual Total Annual Fund Operating Expenses paid by the Funds were as shown below. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

                                            Total Annual Fund Operating Expenses
Fund                                        (as a % of average daily net assets)
----                                        ------------------------------------
Growth Opportunities Fund                                   %
Multi-Season Growth Fund                                    %
Micro-Cap Equity Fund                                       %
Framlington Emerging Markets Fund                           %
Framlington Global Financial Services Fund                  %
Framlington Healthcare Fund                                 %
Framlington International Growth Fund                       %

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal investment strategies and risks are summarized above in the section entitled Risk/Return Summary. A more complete description of each Fund's investments and strategies and their associated risks is provided below under "Special Risks and Other Considerations" and "Additional Descriptions of Investments and Investment Strategies." The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

TYPES OF FUNDS

Equity Funds are the Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, Index 500 Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Health Care Fund and Framlington International Growth Fund.

Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

TYPES OF SECURITIES

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. NAV for Class K shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to the class (3) dividing that amount by the total number of shares of that Class outstanding.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer. These limitations do not apply to the non-diversified Funds.

Special Risks And Other Considerations

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

          Investment Strategy. All Funds (except the Short Term Treasury Fund and the U.S. Treasury Money Market Fund) may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

          Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts

("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

          Investment Strategy. International Equity Fund, International Growth Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund and International Bond Fund will invest all or a substantial portion of their total assets in foreign securities. The other Equity Funds (except Real Estate Investment Fund), the Income Funds, and Cash Investment Fund may invest up to 25% of their total assets in foreign securities. The Tax-Free Funds may invest up to 10% of their total assets in foreign securities.

          Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

          Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

          Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

          Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.


          A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. Proposed legislation that would reduce the separation between commercial and investment banking businesses, if enacted, could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Industry by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 .   BBB or higher by S&P;
 .   Baa or higher by Moody's;
 .   BBB or higher by Duff & Phelps; or
 .   BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

          Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

          Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Non-Investment Grade Credit Risk. Non-investment grade fixed income and convertible securities are generally rated "BB" or below by S&P, Duff & Phelps or Fitch, or "Ba" by Moody's.

          Investment Strategy. All Equity Funds may invest a portion of their total assets in non-investment grade securities when the advisor or sub-advisor determines that such securities are desirable in light of the Funds' investment objectives and portfolio mix.

          Special Risks. Non-investment grade securities (sometimes referred to as "junk bonds") are subject to greater risk than investment grade securities. They generally present a higher degree of credits risks (default). In addition, the market value of these securities tends to be more sensitive to individual corporate developments and to changes in interest rates and other economic developments than higher-rated securities.

Tracking Risk. Because the Index 500 Fund pays fees and transaction costs, while the S&P 500 does not, the Fund's returns are likely to be lower than those of the S&P 500. Tracking variance may also result from share purchases and redemptions and other factors.

Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

          Investment Strategy. Some Funds may engage in short-term trading, including, in the case of the Equity Funds, initial public offerings.

         Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund (except the Index 500 Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

         Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations The Index 500 Fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Funds invest or affect worldwide markets and economies.

Additional Description Of Investments And Investment Strategies

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         Investment Strategy. All Income Funds, Balanced Fund, Framlington Global Financial Services Funds and Cash Investment Fund may invest a portion of its assets in Asset-Backed Securities.

         Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

         Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

         Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

         Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

         Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

         Investment Strategy. The Equity Funds, the Income Funds and the Tax-Free Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

         A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

         Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

         Investment Strategy. The Income Funds, Cash Investment Fund and Money Market Fund may invest in guaranteed investment contracts.

         Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

         Investment Strategy. Each Fund may invest up to 15% (10% in the case of a Money Market Fund) of its net assets in securities that are illiquid.

         Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Investment Companies. To the extent consistent with their respective investment objectives and policies, the Funds (other than U.S. Treasury Money Market Fund) may invest in securities issued by other investment companies.

         Investment Strategy. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

         Special Risks. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

         Investment Strategy. The Tax-Free Funds and Tax-Free Money Market Fund will normally invest at least 80% of their net assets in municipal obligations.

         Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT). Although Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

         Investment Strategy. The Equity Funds, the Income Funds, Tax-Free Bond Fund and Michigan Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

         Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

         Investment Strategy. Each Fund may enter into repurchase agreements with banks and broker-dealers that are deemed to be creditworthy by the advisor or sub-advisor.

         Special Risks. If the seller defaults or declares bankruptcy, a Fund may suffer if the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price or if there are delays in selling the underlying securities or collateral.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

         Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

         Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.


         Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

         Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

         Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

         Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

         Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

         Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Disclaimers

The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:     1-800-438-5789
                  Call for account information

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call
(800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

Purchase Price of Shares

Class K shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Method for Purchasing Shares
You may purchase shares through selected banks or other institutions.

Policies for Purchasing Shares

 .    All share purchases are effected through a customer's account at an institution and confirmations of share purchases will be sent to the institution involved.

 .    Institutions (or their nominees) will normally be the holders of record of
     Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 .    Purchase orders must be received by the Fund's distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 .    You may redeem shares of all Funds through your bank or other financial institution.

 .    You may redeem a portion of your shares of the Income Funds (other than the
     International Bond Fund), Tax-Free Funds and Money Market Funds through the free checkwriting privilege.

Policies for Redeeming Shares

 .    Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 .    If we receive a redemption order for a Fund (other than a Money Market
     Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for a Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for a Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), payment is normally wired the next business day.

Additional Policies For Purchases And Redemptions

     . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

     . If your purchase order payment for a Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

     .    The Funds reserve the right to reject any purchase order.

     . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

     . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     . To limit the Funds' expenses, we do not currently issue share certificates.

     . If you are redeeming recently purchased shares, your redemption request may not be honored until your check or [electronic transaction] has cleared. This may delay your transaction for up to 15 days.

     .    A Fund may temporarily stop redeeming shares if:

          .    the New York Stock Exchange is closed;
          .    trading on the New York Stock Exchange is restricted;
          .    an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;
          .    the Securities and Exchange Commission orders the Fund to suspend redemptions.

     . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

     . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Free Checkwriting. Free checkwriting is available to holders of Class K shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete the signature card section of the account application form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Service Agents

Class K shares of the Funds are sold through institutions that have entered into shareholder servicing agreements with the Funds. These agreements are permitted under the Funds' Shareholder Servicing Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from each Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Class K shares bear all fees paid to institutions under the Shareholder Servicing Plan. Payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

In addition, the advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds (other than the Money Market Funds) calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). [The Money Market Funds calculate NAV as of 2:45 p.m. (Eastern time) and as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).]

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund (other than the Money Market Funds) is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
--------------------------------------------------------------------------------

As a shareholder you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Balanced Fund, Growth & Income Fund, Small Company Growth Fund, Index 500 Fund and International Bond Fund: pay dividends, if any, quarterly.

Equity Selection Fund, Growth Opportunities Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund: pay dividends, if any, at least annually.

Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund and Real Estate Equity Investment Fund: pay dividends, if any, monthly.

Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market
Fund: dividends are declared daily and paid monthly.

All Funds: distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.


Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
Investment Advisors And Sub-Advisor

Munder Capital Management "MCM", 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than Index 500 Fund and International Equity Fund. World Asset Management, L.L.C. "World", 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index 500 Fund and the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of September 30, 1999, MCM [and its affiliates] had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets. As of September 30, 1999, World had approximately $__ in assets under management.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, they also provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington Overseas Investment Management Limited "Framlington", a subsidiary of MCM, is the sub-advisor of the Framlington Funds.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund. MCM is responsible for all purchases and sales of domestic securities held by the Framlington Global Financial Services Fund. Framlington is responsible for the allocation of the Fund's assets among countries and for making all purchases and sales of foreign securities held by the Fund.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:


Balanced Fund                                0.65%
Equity Selection Fund                        0.75%
Growth & Income Fund                         0.75%
Growth Opportunities Fund                    0.75%
Index 500 Fund                               [  ]%
International Equity Fund                    0.75%
Micro-Cap Equity Fund                        1.00%
Multi-Season Growth Fund                     0.75%
Real Estate Equity Investment Fund           0.74%
Small-Cap Value Fund                         0.75%
Small Company Growth Fund                    0.75%
Value Fund                                   0.74%
Framlington Emerging Markets Fund            1.25%

Framlington Global Financial Services Fund   0.75%
Framlington Healthcare Fund                  1.00%
Framlington International Growth Fund        1.00%
Bond Fund                                    0.50%
Intermediate Bond Fund                       0.50%
International Bond Fund                      0.50%
U.S. Government Income Fund                  0.50%
Michigan Tax-Free Bond Fund                  0.50%
Tax-Free Bond Fund                           0.50%
Tax-Free Short-Intermediate Bond Fund        0.50%
Cash Investment Fund                         0.40%
Tax-Free Money Market Fund                   0.35%
U.S. Treasury Money Market Fund              0.35%

During the fiscal year ended June 30, 1999, a portion of the advisory fees for the Index 500 Fund and the Multi-Season Growth Fund were waived. As a result, the payments shown above for those Funds were less than the contractual advisory fees of [[%] of the Index 500 Fund's average daily net assets] and 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of that Fund's average daily net assets over $500 million.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially similar to those of the corresponding Funds.
Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

The table for each Fund:

     . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;
     .    assumes that net investment income and dividends have been reinvested;
     . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;
     . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue
          Code) as the corresponding Fund; and
     .    indicates past performance only and does not predict future results.

                                   Munder Small
                                     Company               Russell
Period Ended                       Growth Fund              2000
June 30, 1999                       (Class K )*            Index**
-------------                       ----------             -------
1 Year.......................           %                     %
3 Years......................           %                     %
5 Years......................           %                     %
10 Years.....................           %                     %
Inception on December
31, 1982.....................           %                     %
___________________________________
*  Converted from collective trust fund to mutual fund on November 23, 1992.
** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.



                                      Munder              FT/S&P
                                  International          Actuaries
     Period Ended                  Equity Fund          World Index
     June 30, 1999                 (Class K )*          ex. U.S.**
     -------------                 ----------           ----------
1 Year..........................        %                    %
3 Years.........................        %                    %
5 Years.........................        %                    %
Inception on September
30, 1990........................        %                    %
___________________________________
 * Converted from collective trust fund to mutual fund on November 23, 1992.
** FT/S&P Actuaries World Index ex. U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Ibbotson Associates, Inc.

                                      Munder
                                    Index 500               S&P
     Period Ended                      Fund                 500
     June 30, 1999                 (Class K )*            Index**
     -------------                 ----------             -------
1 Year..........................        %                    %
3 Years.........................        %                    %
5 Years.........................        %                    %
10 Years........................        %                    %
Inception on
January 27, 1988................        %                    %
__________________________________
* Converted from collective trust fund to mutual fund on December 7, 1992. ** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                               Lehman
                                        Munder Bond           Brothers
     Period Ended                          Fund              Gov't/Corp.
     June 30, 1999                       (Class K)*         Bond Index**
     -------------                       ---------          ------------
1 Year..............................         %                    %
3 Years.............................         %                    %
5 Years.............................         %                    %
10 Years............................         %                    %
__________________________________
*  Converted from collective trust fund to mutual fund on November 23, 1992.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                      Munder U.S.
                                       Government               Lehman
                                         Income                Brothers
     Period Ended                         Fund                Gov't/Corp.
     June 30, 1999                     (Class K)*            Bond Index**
1 Year..............................       %                       %
3 Years.............................       %                       %
5 Years.............................       %                       %
10 Years............................       %                       %
_________________________________
*  Converted from collective trust fund to mutual fund on July 5, 1994.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                            Lehman
                                         Munder            Brothers
                                      Intermediate       Intermediate
      Period Ended                     Bond Fund          Gov't/Bond
      June 30, 1999                    (Class K)*          Index**
      -------------                    ---------           -------
1 Year...............................      %                  %
3 Years..............................      %                  %
5 Years..............................      %                  %
10 Years.............................      %                  %
Inception on March 31,
1982.................................      %                  %
_________________________________
* Converted from collective trust fund to mutual fund on November 20, 1992. ** Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                            Lehman
                                         Munder            20-Year
                                        Tax-Free             Muni
     Period Ended                      Bond Fund             Bond
     June 30, 1999                     (Class K)*           Index**
     -------------                     ---------            -------
1 Year...............................      %                   %
3 Years..............................      %                   %
5 Years..............................      %                   %
10 Years.............................      %                   %
_____________________________
*  Converted from common trust fund to mutual fund on July 5, 1994.
** Lehman 20-Year Municipal Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.

Indices

The S&P 500 is a widely recognized unmanaged index of U.S. Stock Market activity.

The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

Performance of Framlington Accounts Managed by the Sub-Advisor. The tables below contain certain performance information provided by the sub-advisor relating to accounts managed by the sub-advisor which have investment objectives and policies similar to those of the corresponding Framlington Funds. In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

The trust account performance is provided by Standard & Poor's Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

You should not rely on the following performance data of the sub-advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code to qualify as a regulated investment company.

                                                              S&P
                                                           Healthcare
                                             U.K.           Composite
     Period Ended                           Health        Index Capital
  December 31, 1996                        Portfolio         Change
  -----------------                        ---------         ------
1 Year.................................     10.75%           18.48%
3 Years................................     96.93%           100.49%
5 Years................................     99.43%           45.60%
Inception on April
30, 1987...............................     411.08%          239.64%

Performance for the Health trust account is calculated on an offer-bid basis; U.S. dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Standard & Poor's Micropal.

S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

                                                                MSCI
                                              Canadian         Emerging
                                              Emerging       Markets Free
     Period Ended                             Markets            Total
  December 31, 1996                           Account           Return
  -----------------                           -------           ------
1 Year.....................................    5.16 %            6.03 %
Inception on November
1, 1994....................................   (3.68)%          (12.37)%

MSCI Emerging Markets Free Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International, and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

Portfolio Managers [to be revised]

Balanced Fund, Equity Selection Fund, Growth Opportunities Fund, Micro-Cap Equity Fund And Small Company Growth Fund

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Growth & Income Fund

Otto Hinzmann, Jr. has been the Fund's portfolio manager since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of MCM or of Old MCM, Inc. ("Old MCM"), the predecessor to MCM, since January 1987.

International Equity Fund

Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, President and Chief Investment Officer of World, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995).

Multi-Season Growth Fund

Leonard J. Barr II has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of MCM.

Real Estate Equity Investment Fund

Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund, who has managed the Fund since October 1996, was formerly the primary analyst of the Fund (October 1994 to October 1996). Mr. Crosby, who has managed the Fund since March 1998, was formerly the primary analyst of the Fund (October 1996 to March
1998). Mr. Crosby has been employed by MCM since 1993, and also serves as portfolio manager for separately managed institutional accounts.

Small-Cap Value Fund And Value Fund

Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Funds. Mr. Seizert, Chief Investment Officer -Equities of the advisor, has managed the Funds since they commenced operations. Prior to joining MCM in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. (1984-
1995). Mr. Eberle, who has managed the Small-Cap Value Fund since March 1997 and the Value Fund since October 1996, was formerly the primary analyst for the Funds. Prior to joining MCM in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Funds since [March 1997], was formerly a primary analyst for the Funds. Prior to joining MCM in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

Framlington Emerging Markets Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the committee.

Framlington Global Financial Services Fund

A committee of professional managers employed by the MCM or Framlington makes decisions for the Fund.

Framlington Healthcare Fund

Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

Framlington International Growth Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the committee.

Bond Fund

James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of MCM or Old MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of MCM or Old MCM since 1995. Prior to joining MCM, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

Intermediate Bond Fund

Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of MCM or Old MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, has managed the Fund since March 1995.

International Bond Fund

Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of MCM or Old MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

U.S. Government Income Fund

James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of MCM since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

Michigan Tax-Free Bond Fund, Tax-Free Bond Fund And Tax-Free Short-Intermediate

Bond Fund

Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, manages the Tax-Free Funds.

Index 500 Fund

Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of MCM, has been the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Because the Class K shares of Equity Selection Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund had not yet commenced operations on June 30, 1999, financial highlights are not presented for those Funds. The information has been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                                         Balanced Fund (a)
                                                            -----------------------------------------------------------------------
                                                               Year      Year       Year        Period       Period        Year
                                                              Ended     Ended      Ended        Ended        Ended         Ended
                                                             6/30/99   6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)
                                                            --------- --------- ------------ ------------ ------------ ------------
Net asset value, beginning of period.......................
Income from investment operations:
Net investment income
Net realized and unrealized gain/(loss) on investments.....
Total from investment operations...........................
Less distributions:
Dividends from net investment income.......................
Distributions from net realized gains......................
Total distributions........................................
Net asset value, end of period.............................
Total return (b)...........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................
Ratio of operating expenses to average net assets..........
Ratio of net investment income to average net assets.......
Portfolio turnover rate....................................
Ratio of operating expenses to average net assets without
waivers....................................................

_______________________

                                                                                     Growth & Income Fund (a)
                                                            -----------------------------------------------------------------------
                                                              Year      Year       Year         Year         Period      Period
                                                              Ended     Ended      Ended        Ended        Ended        Ended
                                                             6/30/99   6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)
                                                            --------- --------- ------------ ------------ ------------ ------------
Net asset value, beginning of period.......................
Income from investment operations:
Net investment income......................................
Net realized and unrealized gain on investments............
Total from investment operations...........................
Less distributions:
Dividends from net investment income.......................
Distributions from net realized gains......................
Total distributions........................................
Net asset value, end of period.............................
Total return (b)...........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................
Ratio of operating expenses to average net assets..........
Ratio of net investment income to average net
assets.....................................................
Portfolio turnover rate....................................
Ratio of operating expenses to average net assets
without waivers............................................

_________________________________

                                                                                       Index 500 Fund (a)
                                                            ----------------------------------------------------------------------
                                                              Year      Year       Year       Year       Period          Year
                                                              Ended     Ended     Ended       Ended       Ended         Ended
                                                             6/30/99   6/30/98   6/30/97   6/30/96(d)   6/30/95(e)   2/28/95(d,f)
                                                            --------- --------- --------- ------------ ------------ --------------
Net asset value, beginning of period.......................
Income from investment operations:
Net investment income......................................
Net realized and unrealized gain on investments............
Total from investment operations...........................
Less distributions:
Dividends from net investment income.......................
Distributions from net realized gains......................
Total distributions........................................
Net asset value, end of period.............................
Total return (b)...........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................
Ratio of operating expenses to average net assets..........
Ratio of net investment income to average net assets.......
Portfolio turnover rate....................................
Ratio of operating expenses to average net assets..........
without waivers............................................

________________________

                                                                           International Equity Fund (a)
                                                       -------------------------------------------------------------------------
                                                          Year      Year       Year        Year        Period         Year
                                                         Ended     Ended      Ended        Ended        Ended         Ended
                                                        6/30/99   6/30/98   6/30/97(d)   6/30/96(d)   6/30/95(e)   2/28/95(d,f)
                                                       --------- --------- ------------ ------------ ------------ --------------
Net asset value, beginning of period..................
Income from investment operations:
Net investment income.................................
Net realized and unrealized gain/(loss)on
investments...........................................
Total from investment operations......................
Less distributions:
Dividends from net investment income..................
Distributions from net realized gains.................
Distributions from capital............................
Total distributions...................................
Net asset value, end of period........................
Total return (b)......................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................
Ratio of operating expenses to average net assets.....
Ratio of net investment income to average net assets
Portfolio turnover rate...............................
Ratio of operating expenses to average net assets
without waivers.......................................

_____________________________

                                                                           Micro-Cap Equity Fund (a)
                                                                      -------------------------------------
                                                                         Year         Year        Period
                                                                         Ended        Ended       Ended
                                                                        6/30/99    6/30/98(e)   6/30/97(e)
                                                                      -------------------------------------
Net asset value, beginning of period................................
Income from investment operation:
Net investment income/(loss)........................................
Net realized and unrealized gain/(loss) on investments..............
Total from investment operations....................................
Less distributions:
Dividends from net investment income................................
Distributions from net realized gains...............................
Total distributions.................................................
Net asset value, end of period......................................
Total return (b)....................................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................................
Ratio of operating expenses to average net assets...................
Ratio of net investment income/(loss) to average net assets.........
Portfolio turnover rate.............................................
Ratio of operating expenses to average net assets without
waivers and/or expenses reimbursed..................................

________________________

                                                                                Multi-Season Growth Fund (a)
                                                                 ---------------------------------------------------------------
                                                                    Year       Year         Year         Year        Period
                                                                   Ended      Ended        Ended        Ended         Ended
                                                                  6/30/99   6/30/98(e)   6/30/97(e)   6/30/96(e)   6/30/95(d,f)
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period..........................
Income from investment operation:
Net investment income/(loss)..................................
Net realized and unrealized gain/(loss) on investments........
Total from investment operations..............................
Less distributions:
Dividends from net investment income..........................
Distributions from net realized gains.........................
Total distributions...........................................
Net asset value, end of period................................
Total return (b)..............................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................
Ratio of operating expenses to average net assets.............
Ratio of net investment income/(loss) to average net assets...
Portfolio turnover rate.......................................
Ratio of operating expenses to average net assets without
waivers and/or expenses reimbursed............................

______________________


                                                        Real Estate Equity Investment Fund (a)     Small-Cap Value Fund (a)
                                                     -------------------------------------------------------------------------
                                                        Year         Year        Period         Year       Year        Period
                                                       Ended         Ended        Ended        Ended      Ended        Ended
                                                      6/30/99     6/30/98(d)     6/30/97      6/30/99   6/30/98(d)   6/30/97(d)
                                                     ---------   ------------   ---------    --------- ------------ ------------
Net asset value, beginning of period................
Income from investment operations:
Net investment income...............................
Net realized and unrealized gain on investments.....
Total from investment operations....................
Less distributions:
Dividends from net investment income................
Distributions in excess of net investment income....
Distributions from net realized gains...............
Distributions from paid-in capital..................
Total distributions.................................
Net asset value, end of period......................
Total return (b)....................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................
Ratio of operating expenses to average net
assets..............................................
Ratio of net investment income to average net
assets..............................................
Portfolio turnover rate.............................
Ratio of operating expenses to average net assets
without waivers and/or expenses reimbursed..........

_______________________

                                                                             Small Company Growth Fund (a)
                                                          --------------------------------------------------------------------------
                                                            Year       Year          Year         Year        Period        Year
                                                            Ended      Ended        Ended        Ended        Ended        Ended
                                                           6/30/99   6/30/98(f)   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)
                                                          --------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period.....................
Income from investment operations:
Net investment loss
Net realized and unrealized gain/(loss) on investments...
Total from investment operations.........................
Less distributions:
Distributions from net realized gains....................
Total distributions......................................
Net asset value, end of period...........................
Total return (b).........................................
Ratio to average net assets/supplemental data:
Net assets, end of period (000's)........................
Ratio of operating expenses to average net assets........
Ratio of net investment loss to average net assets.......
Portfolio turnover rate..................................
Ratio of operating expenses to average net assets........
without waivers..........................................

_________________________

                                                                                             Value Fund (a)
                                                                       --------------------------------------------------------
                                                                            Year         Year         Year         Period
                                                                           Ended         Ended        Ended         Ended
                                                                          6/30/99     6/30/98(d)    6/30/97(d)    6/30/96(d)
                                                                         ---------   ------------  ------------  -------------
Net asset value, beginning of period............................
Income from investment operations:
Net investment income...........................................
Net realized and unrealized gain on investments.................
Total from investment operations................................
Less distributions:
Dividends from net investment income............................
Distributions from net realized gains...........................
Total distributions.............................................
Net asset value, end of period..................................
Total return (b)................................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................
Ratio of operating expenses to average net assets...............
Ratio of net investment income to average net assets............
Portfolio turnover rate.........................................
Ratio of operating expenses to average net assets
without waivers and/or expenses reimbursed......................
___________________________________________________

                                                               Framlington Emerging Markets
                                                                     Fund   (a)                   Framlington Healthcare Fund (a)
                                                           -----------------------------------------------------------------------
                                                               Year        Year       Period       Year        Year       Period
                                                               Ended       Ended       Ended       Ended       Ended       Ended
                                                             6/30/99    6/30/98(d)  6/30/97(d)   6/30/99    6/30/98(d)   6/30/97
                                                            ---------- ----------- ------------ --------- ------------- ---------
Net asset value, beginning of period....................
Income from investment operations:
Net investment income/(loss)............................
Net realized and unrealized gain on
investments.............................................
Total from investment operations........................
Less distributions:
Dividends from net investment income....................
Distributions from net realized gains...................
Distributions in excess of net realized gains...........
Total distributions.....................................
Net asset value, end of period..........................
Total return (b)........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)....................
Ratio of operating expenses to average
net assets..............................................
Ratio of net investment income/(loss) to average
net assets..............................................
Portfolio turnover rate.................................
Ratio of operating expenses to average net assets
without expenses reimbursed.............................

---------------------------------

                                                                           Framlington International Growth
                                                                                       Fund (a)
                                                                          ------------------------------------
                                                                             Year        Year        Period
                                                                            Ended        Ended       Ended
                                                                           6/30/99    6/30/98(d)   6/30/97(d)
                                                                          --------- ------------  ------------
Net asset value, beginning of period...................................
Income from investment operations:
Net investment income/(loss)...........................................
Net realized and unrealized gain on investments........................
Total from investment operations.......................................
Less distributions:
Dividends from net investment income...................................
Distributions from net realized gains..................................
Distributions in excess of net realized gains..........................
Total distributions....................................................
Net asset value, end of period.........................................
Total return (b).......................................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................................
Ratio of operating expenses to average net assets......................
Ratio of net investment income/(loss) to average
net assets.............................................................
Portfolio turnover rate................................................
Ratio of operating expenses to average net assets
without expenses reimbursed............................................

_______________________________

                                                                                Bond Fund (a)
                                                     ------------------------------------------------------------------------
                                                         Year        Year       Year      Year     Period        Year
                                                        Ended       Ended      Ended     Ended     Ended         Ended
                                                       6/30/99    6/30/98(d)  6/30/97   6/30/96   6/30/95(e)  2/28/95(d,f)
                                                      ---------  ----------- --------- --------- ---------   --------------
Net asset value, beginning of period...............
Income from investment operations:
Net investment income..............................
Net realized and unrealized gain/(loss) on
investments........................................
Total from investment operations...................
Less distributions:
Dividends from net investment income...............
Distributions from net realized gains..............
Total distributions................................
Net asset value, end of period.....................
Total return (b)...................................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's)...............
Ratio of operating expenses to average net
assets.............................................
Ratio of net investment income to average
net assets.........................................
Portfolio turnover rate............................
Ratio of operating expenses to average net
assets without waivers.............................

__________________________________________

                                                                         Intermediate Bond Fund (a)
                                                     --------------------------------------------------------------------
                                                        Year       Year       Year       Year       Period       Year
                                                        Ended      Ended     Ended       Ended      Ended       Ended
                                                       6/30/99    6/30/98   6/30/97(f)  6/30/96   6/30/95(d)  2/28/95(e)
                                                     ---------- ---------- ----------- --------- ----------- ------------
Net asset value, beginning of period...............
Income from investment operations:
Net investment income..............................
Net realized and unrealized gain/(loss) on
investments........................................
Total from investment operations...................
Less distributions:
Dividends from net investment income...............
Distributions from net realized gains..............
Total distributions................................
Net asset value, end of period.....................
Total return (b)...................................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000's)...............
Ratio of operating expenses to average net
assets.............................................
Ratio of net investment income to average
net asseets........................................
Portfolio turnover rate............................
Ratio of operating expenses to average net
assets without waivers  ...........................

_______________________________

                                                        International Bond Fund (a)
                                                    -----------------------------------
                                                       Year         Year       Period
                                                       Ended        Ended      Ended
                                                      6/30/99      6/30/98    6/30/97
                                                    ----------   ----------   ---------
Net asset value, beginning of period...........
Income from investment operations:
Net investment income/(loss)...................
Net realized and unrealized gain/(loss) on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions............................
Net asset value, end of period.................
Total return (b)...............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income/(loss) to
average net assets.............................
Portfolio turnover rate........................
Ratio of operating expenses to average net
assets without waivers.........................

_______________

                                                                    U.S. Government Income Fund (a)
                                                   -------------------------------------------------------------------------
                                                      Year       Year      Year        Year         Period        Period
                                                     Ended      Ended      Ended       Ended         Ended         Ended
                                                    6/30/99    6/30/98    6/30/97    6/30/96(f)    6/30/95(d)    2/28/95(e)
                                                   ---------  ---------  ---------  ------------  ------------  ------------
Net asset value, beginning of period...........
Income from investment operations:
Net investment income/(loss)...................
Net realized and unrealized gain/(loss) on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions............................
Net asset value, end of period.................
Total return (b)...............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income/(loss) to
average net assets.............................
Portfolio turnover rate........................
Ratio of operating expenses to average net
assets without waivers.........................

_________________

                                                                Michigan Tax-Free Bond Fund(a)
                                               -------------------------------------------------------------------------------------
                                                 Year       Year        Year         Year        Period       Period        Year
                                                 Ended      Ended       Ended        Ended        Ended        Ended        Ended
                                                6/30/99    6/30/98    6/30/97(d)    6/30/96(f)   6/30/95(d) 2/28/95(d,e)   8/95(d,f)
                                               ---------  ---------  ------------  ------------  ---------  ------------  ----------
Net asset value, beginning of period...........
Income from investment operations:
Net investment income..........................
Net realized and unrealized gain/(loss) on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions............................
Net asset value, end of period.................
Total return (b)...............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income to average net
assets.........................................
Portfolio turnover rate........................
Ratio of operating expenses to average net
assets without waivers.........................

_________________

                                                                               Tax-Free Bond Fund (a)
                                                   ---------------------------------------------------------------------------
                                                      Year       Year      Year         Year         Period         Period
                                                     Ended      Ended      Ended        Ended         Ended         Ended
                                                    6/30/99    6/30/98    6/30/97    6/30/96(f)    6/30/95(d,f)    2/28/95(e)
                                                   ---------  ---------  ---------  ------------  --------------  ------------
Net asset value, beginning of period...........
Income from investment operations:
Net investment income).........................
Net realized and unrealized gain on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions............................
Net asset value, end of period.................
Total return (b)...............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income to average net
assets.........................................
Portfolio turnover rate........................
Ratio of operating expenses to average net
assets without waivers.........................

_________________

                                                                         Tax-Free Short-Intermediate Fund (a)
                                                       -----------------------------------------------------------------------
                                                         Year      Year       Year         Year         Period       Year
                                                         Ended     Ended      Ended        Ended        Ended        Ended
                                                        6/30/99   6/30/98   6/30/97(f)   6/30/96(f)   6/30/95(d)   2/28/95(e)
                                                       --------- --------- ------------ ------------ ------------ ------------
Net asset value, beginning of period..................
Income from investment operations:
Net investment income.................................
Net realized and unrealized gain/(loss) on
investments...........................................
Total from investment operations......................
Less distributions:
Dividends from net investment income..................
Distributions from net realized gains.................
Total distributions...................................
Net asset value, end of period........................
Total return (b)......................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)
Ratio of operating expenses to average net
assets................................................
Ratio of net investment income to average net
assets................................................
Portfolio turnover rate...............................
Ratio of operating expenses to average net assets
without waivers.......................................

______________________

                                                                                 Cash Investment Fund (a)
                                                           ------------------------------------------------------------------
                                                              Year      Year      Year      Year       Period       Year
                                                              Ended     Ended     Ended     Ended      Ended        Ended
                                                             6/30/99   6/30/98   6/30/97   6/30/96   6/30/95(d)   2/28/95(e)
                                                           ---------- --------- --------- --------- ------------ ------------
Net asset value, beginning of period..................
Income from investment operations:
Net investment income.................................
Total from investment operations......................
Less distributions:
Dividends from net investment income..................
Total distributions...................................
Net asset value, end of period........................
Total return (b)......................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................
Ratio of operating expenses to average net assets.....
Ratio of net investment income to average net assets..
Ratio of operating expenses to average net assets
without waivers.......................................

                                                                            Tax-Free Money Market Fund (a)
                                                            -----------------------------------------------------------------
                                                              Year      Year      Year      Year        Period      Year
                                                              Ended     Ended     Ended     Ended       Ended       Ended
                                                             6/30/99   6/30/98   6/30/97   6/30/96   6/30/95(d)   2/28/95(e)
                                                            --------- --------- --------- --------- ------------ ------------
Net asset value, beginning of period.....................
Income from investment operations:
Net investment income....................................
Total from investment operations.........................
Less distributions:
Dividends from net investment income.....................
Total distributions......................................
Net asset value, end of period...........................
Total return (b).........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................
Ratio of operating expenses to average net
assets...................................................
Ratio of net investment income to average net
assets...................................................
Ratio of operating expenses to average net assets
without waivers..........................................

_____________

                                                                            U.S. Treasury Money Market Fund (a)
                                                            -----------------------------------------------------------------
                                                              Year      Year      Year      Year        Period      Year
                                                              Ended     Ended     Ended     Ended       Ended       Ended
                                                             6/30/99   6/30/98   6/30/97   6/30/96   6/30/95(d)   2/28/95(e)
                                                            --------- --------- --------- --------- ------------ ------------
Net asset value, beginning of period.....................
Income from investment operations:
Net investment income....................................
Total from investment operations.........................
Less distributions:
Dividends from net investment income.....................
Total distributions......................................
Net asset value, end of period...........................
Total return (b).........................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................
Ratio of operating expenses to average net
assets...................................................
Ratio of net investment income to average net
assets...................................................
Ratio of operating expenses to average net assets
without waivers..........................................

For More Information

                                                                           To Obtain Information:

                                                                           -------------------------------------------------------
More information about the Funds is available free upon request,
including the following:                                                   By telephone
                                                                           Call 1-800-438-5789
Annual/Semi-Annual Reports
                                                                           By mail
You will receive unaudited semi-annual reports and audited annual          The Munder Funds
reports on a regular basis from the Funds.  In addition, you will          480 Pierce Street
also receive updated Prospectuses or Supplements to this                   Birmingham, MI 48009
Prospectus.  In order to eliminate duplicate mailings, the Funds
will only send one copy of the above communications to (1) accounts        On the Internet
with the same primary record owner, (2) joint tenant accounts, (3)
tenant in common accounts and (4) accounts which have the same             Text-only versions of fund
address.                                                                   documents can be viewed online or downloaded
                                                                           from:

                                                                           Securities and Exchange Commission
Statement Of Additional Information                                             http://www.sec.gov

Provides more details about the Funds and their policies.  A               You can also obtain copies by visiting the
current Statement of Additional Information is on file with the            Securities and Exchange Commissions Public
Securities and Exchange Commission and is incorporated by reference        Reference Room in Washington, D.C. (phone
(is legally considered part of this prospectus).                           1-800-SEC-0330) or by sending your request and
                                                                           a duplicating fee to the Securities and
                                                                           Exchange Commissions Public Reference Section,
                                                                           Washington, D.C. 20549-6009.

                                                                           You may also find more information about the
                                                                           Funds on the Internet at:
                                                                           http://www.munderfunds.com

                                                                           --------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Funds Trust
SEC file number: 811-5899

The Munder Framlington Funds Trust
SEC file number: 811-7897

                                                                  Class Y Shares

[Munder Logo]

                                                                      Prospectus

                                                                October 26, 1999

                                                         The Munder Equity Funds
                                                                        Balanced
                                                                Equity Selection
                                                                 Growth & Income
                                                            Growth Opportunities
                                                            International Equity
                                                                Micro-Cap Equity
                                                             Multi-Season Growth
                                                                          NetNet
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value

                                                    The Munder Framlington Funds
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth

                                                         The Munder Income Funds
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                          Michigan Tax-Free Bond
                                                                   Tax-Free Bond
                                                Tax-Free Short-Intermediate Bond
                                                             Short Term Treasury

                                                   The Munder Money Market Funds
                                                                 Cash Investment
                                                                    Money Market
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market


                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                               accuracy or adequacy of this prospectus.  It is a
                                            criminal offense to state otherwise.

Table Of Contents


     Risk/Return Summary
       .  Equity Funds
       .  Income Funds
       .  Tax-Free Funds
       .  Money Market Funds
     Summary of Principal Risks
     Who May Want To Invest
     Fees And Expenses

     More About The Funds
     Glossary
     Special Risks And Other Considerations
     Additional Description of Investments And Common Investment Techniques

     Your Investment
     How To Reach The Fund
     Purchasing Shares
     Exchanging Shares
     Redeeming Shares
     Additional Policies For Purchases, Exchanges And Redemptions
     Shareholder Privileges

     Pricing of Fund Shares

     Distributions

     Federal Tax Considerations
     Taxes On Distributions
     Taxes On Sales Or Exchanges
     Other Considerations

     Management
     Investment Advisors And Sub-Advisor
     Portfolio Managers

     Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About The Funds.

The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

 . how the Fund's average annual returns for 1, 5, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and;

 . changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

When you consider this information, please remember that a Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Certain terms used in this prospectus are defined in the Glossary.

--------------------------------------------------------------------------------
Equity Funds
--------------------------------------------------------------------------------

Balanced Fund

Goal

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:
 .  general market and economic conditions and trends;
 .  interest rates and inflation rates;
 . fiscal and monetary developments; and . long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

The Fund's fixed income securities include:
 .  U.S. Government securities;
 .  obligations of foreign governments;
 .  corporate obligations;
 .  zero coupon bonds;
 .  variable and floating rate securities;
 . mortgage and other asset-backed securities; and . stripped securities.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:
 .  commercial paper;
 .  bankers' acceptances and certificates of deposit;
 .  corporate obligations; and
 .  U.S. Government securities.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:       Q____199__       _____%
Worst Quarter:      Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                          Since Inception
                      1 Year          5 Years                (4/13/93)
                    ----------      -----------      -------------------------
Class Y
[Index]

Equity Selection Fund

Goal


The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the S&P 500.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund had not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Growth & Income Fund

Goal

The Fund's goal is to provide capital appreciation and current income.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in dividend-paying equity securities. Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

The Fund may also purchase fixed income securities which are convertible into or exchangeable for common stock.

The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

The Fund focuses on dividend-paying equity securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1995:  _____%
     1996:  _____%
     1997:  _____%
     1998:  _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                          Since Inception
                      1 Year                 (7/5/94)
                  --------------    ---------------------------
Class Y
[Index]

Growth Opportunities Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;
 .  financial stability;
 .  relative market value; and
 .  price changes compared to the S&Ps MidCap 400 Index.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

International Equity Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts.

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million.

At least once a quarter, the advisor creates a list of foreign securities and American Depositary Receipts which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

The Fund may also enter into futures and options on futures contracts and forward currency exchange contracts, and purchase and sell options.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk and currency risk. To the extent that the Fund enters into futures and options on futures contracts, enters into forward currency exchange contracts, and purchases and sells options, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1992   _____%
          1993:  _____%
          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

_______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                         Since
                                                       Inception
                    1 Year             5 Years         (12/1/91)
                --------------      -------------    ------------
Class Y
[Index]

Micro-Cap Equity Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:
 .  present the ability to grow significantly over the next several years;
 .  may benefit from changes in technology, regulations and industry sector trends; and
 .  are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings of small capitalization companies.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

       1997:    _____%
       1998:    _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                    Since Inception
              1 Year                   (12/26/96)
          --------------     -----------------------------
Class Y
[Index]

Multi-Season Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;
 .  financial stability;
 .  relative market value; and
 .  price changes compared to the S&P 500.

The Fund may also purchase foreign securities.

Principal Risks

Among the principal risks of investing in the Fund is market risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return

     1994:  _____%
     1995:  _____%
     1996:  _____%
     1997:  _____%
     1998:  _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                              Since
                                                            Inception
                       1 Year             5 Years           (8/16/93)
                  ----------------    ---------------     --------------
Class Y
[Index]

NetNet Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities.

The Fund invests in companies which are engaged in research, design, development or manufacturing activities related to the Internet or Intranet. Investments will also be made in companies involved to a significant extent in the business of distributing products, processes or services for or through the Internet or Intranet.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

The Fund may also invest in foreign securities and purchase and sell options.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, medium-size company risk and small company risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that it purchases and sells options, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1997:   _____%
     1998:   _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                    Since Inception
              1 Year                   (8/__/96)
          -------------      ----------------------------
Class Y
[Index]

Real Estate Equity Investment Fund

Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry or which own significant real estate.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The companies in which the Fund primarily invests include:
 .  equity real estate investment trusts ("REITS");
 .  brokers, home builders and real estate developers;
 .  companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);
 .  manufacturers and distributors of building supplies;
 .  mortgage REITS; and
 .  financial institutions which issue or service mortgages.

In addition, the Fund may invest:
 .  up to 35% of its assets in companies other than real estate industry companies;
 . in fixed income securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets and if the advisor believes that the underlying collateral is sufficient; and
 .  in REITS only if they are traded on a securities exchange or NASDAQ.

Principal Risks

Among the principal risks of investing in the Fund are market risk and sector risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:      Q____199__       _____%
Worst Quarter:     Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                       Since Inception
                    1 Year                (10/3/94)
              -----------------      ------------------
Class Y
[Index]

Small-Cap Value Fund

Goal

The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will concentrate on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .    a stable or improving earnings record;

 .    sound finances;

 .    above-average growth prospects;

 .    participation in a fast growing industry;

 .    strategic niche position in a specialized market; and

 .    adequate capitalization.

The Fund may invest in equity securities of larger capitalization companies.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1997:          _____%
          1998:          _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                     Since Inception
                  1 Year              (12/26/96)
              -------------     ------------------------
Class Y
[Index]

Small Company Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 .    above-average growth prospects;

 .    participation in a fast-growing industry;

 .    strategic niche position in a specialized market; and

 .    adequate capitalization.

The Fund may also invest in foreign securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk and small company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1992:     _____%
          1993:     _____%
          1994:     _____%
          1995:     _____%
          1996:     _____%
          1997:     _____%
          1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                       Since Inception
                  1 Year             5 Years              (12/1/91)
              -------------      -------------     ---------------------
Class Y
[Index]

Value Fund

Goal

The Fund's primary goal is to provide long-term capital appreciation. Its secondary goal is to provide income.

Principal Investment Strategies

The Fund pursues its goals by investing primarily in the equity securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

The Fund will invest at least 65% of its assets in equity securities.

The advisor will focus on companies that it believes are undervalued. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in equity securities of companies with price/earnings ratios, price/cash flow ratios and price/book values that are low relative to the general market.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .    a stable or improving earnings record;

 .    sound finances;

 .    above-average growth prospects;

 .    participation in a fast growing industry;

 .    strategic niche position in a specialized market; and

 .    adequate capitalization.

The Fund may also invest in foreign securities and enter into futures and options on futures contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk and medium-size company stock risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk. To the extent that the Fund enters into futures and options on futures contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1996:     _____%
          1997:     _____%
          1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                        Since Inception
                    1 Year                 (8/18/95)
              -----------------      -------------------
Class Y
[Index]

Framlington Emerging Markets Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

A company will be considered to be in an emerging market country if:

 .    the company is organized under the laws of, or has a principal office in, an emerging market country;

 .    the company's stock is traded primarily in an emerging market country;

 .    most of the company's assets are in an emerging market country; or

 .    most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, emerging markets risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1997:     _____%
          1998:     _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                      Since Inception
                   1 Year                (12/31/96)
               ------------       ----------------------
Class Y
[Index]

Framlington Global Financial Services Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

Examples of companies in the financial services industry are:

 .    commercial, industrial and investment banks;

 .    savings and loan associations;

 .    brokerage companies;

 .    consumer and industrial finance companies;

 .    real estate and leasing companies;

 .    insurance companies; and

 .    holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor allocates assets among countries based on:

 .    its analysis of the trends in the financial services industry in particular regions;

 .    the relative valuation of financial services companies in different regions; and

 .    its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Framlington Healthcare Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .    pharmaceutical producers;
 .    biotechnology firms;
 .    medical device and instrument manufacturers;
 .    distributors of healthcare products;
 .    healthcare providers and managers; and
 .    other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

Principal Risks

Among the principal risks of investing in the Fund are market risk, sector risk, foreign securities risk, currency risk and medium-size company stock risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1997:     _____%
          1998:     _____%

_______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                     Since Inception
                  1 Year                (12/31/96)
               ----------       -----------------------
Class Y
[Index]

Framlington International Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .  above-average profitability;
 .  high quality management; and
 .  the ability to grow significantly in their countries.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets. The Fund may also enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are market risk, foreign securities risk, currency risk, emerging markets risk and medium-size company stock risk. To the extent that the Fund enters into forward currency exchange contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return

     1997:     _____%
     1998:     _____%

_______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__       _____%
Worst Quarter:  Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                        Since Inception
                    1 Year                (12/31/96)
                -------------       ---------------------
Class Y
[Index]

Income Funds

Bond Fund

Goal

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .  U.S. Government securities and repurchase agreements collateralized by such securities;
 .  obligations of state, local and foreign governments;
 .  obligations of domestic and foreign banks;
 .  obligations of domestic and foreign corporations;
 .  zero coupon bonds, debentures and convertible debentures;
 . mortgage and other asset-backed securities; and . stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1992:     _____%
     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

____________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__       _____%
Worst Quarter:  Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                Since
                                              Inception
                   1 Year        5 Years      (12/1/91)
                -------------  -----------  -------------
Class Y
[Index]

Intermediate Bond Fund

Goal

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .  U.S. Government securities and repurchase agreements collateralized by such securities;
 .  obligations of state, local and foreign governments;
 .  obligations of domestic and foreign banks;
 .  obligations of domestic and foreign corporations;
 .  zero coupon bonds, debentures and convertible debentures;
 . mortgage and other asset-backed securities; and . stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1992:     ______%
     1993:     _____%
     1994:     _____%
     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

_______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__       _____%
Worst Quarter:  Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                           Since
                   1           5         Inception
                 Year        Years       (12/1/91)
               --------    ---------    -----------
Class Y
[Index]

International Bond Fund

Goal

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 .  obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;
 .  obligations issued or guaranteed by supranational organizations (such as the
   World Bank);
 . obligations of foreign banks or bank holding companies; and . obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may enter into forward currency exchange contracts.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk, foreign securities risk, currency risk and non-diversified risk. To the extent the Fund enters into forward currency contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1997:     _____%
     1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__       _____%
Worst Quarter:  Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                    Since Inception
                 1 Year                (10/2/96)
               ---------       ------------------------
Class Y
[Index]

U.S. Government Income Fund

Goal

The Fund's goal is to provide high current income.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities.

Principal Risks

The principal risk of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" on "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1995:     _____%
     1996:     _____%
     1997:     _____%
     1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:   Q____199__       _____%
Worst Quarter:  Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                          Since Inception
                             1 Year           (7/5/94)
                           ----------     ---------------
Class Y
[Index]

Short Term Treasury Fund

Goal

The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation.

Principal Investment Strategies

The Fund pursues its goal by investing all of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities.

The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

The Fund seeks to generate a total return which exceeds the return of money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

Principal Risks

The principal risk of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

     1998:     _____%

____________________
Year-to-date through September 30, 1999:  _____%


Best Quarter:  Q____199__       _____%
Worst Quarter: Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                         Since
                                       Inception
                      1 Year           (1/29/97)
                   ------------    ------------------
Class Y
[Index]

--------------------------------
 Tax-Free Funds
--------------------------------

Michigan Tax-Free Bond Fund
(Offered only in the State of Michigan)

Goal

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk, and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

         [1994:  _____%]
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

_________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__   _____%
Worst Quarter:    Q____199__   _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                              Since
                                                            Inception
                      1 Year             5 Years            (1/3/94)
                   ------------       -------------      ----------------
Class Y
[Index]

Tax-Free Bond Fund

Goal


The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies


The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return


     1995:    _____%
     1996:    _____%
     1997:    _____%
     1998:    _____%


__________________
Year-to-date through September 30, 1999:  _____%


Best Quarter:    Q____199__    _____%
Worst Quarter:   Q____199__    _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                       Since Inception
                     1 Year               (7/21/94)
                 -------------       -------------------
Class Y
[Index]

Tax-Free Short-Intermediate Bond Fund

Goal

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are market risk, interest rate risk, credit risk and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return


          1993:  _____%
          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%


__________________
Year-to-date through September 30, 1999:  _____%


Best Quarter:    Q____199__   _____%
Worst Quarter:   Q____199__   _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                            Since
                                                          Inception
                      1 Year            5 Years           (12/17/92)
                 --------------     -------------       ---------------
Class Y
[Index]

-----------------------------
 Money Market Funds
-----------------------------

Cash Investment Fund


Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return

          1991:  _____%
          1992:  _____%
          1993:  _____%
          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:    Q____199__   _____%
Worst Quarter:   Q____199__   _____%


Average Annual Total Return
(for the periods ended December 31, 1998)

                                                       Since
                                                     Inception
                 1 Year            5 Years           (3/14/90)
            --------------     -------------      ---------------
Class Y
[Index]

You may call 1-800 [  ] to obtain the Fund's current 7-day yield.

Money Market Fund

Goal


The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies


The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities..

Principal Risks


Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return


          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__   _____%
Worst Quarter:    Q____199__   _____%


Average Annual Total Return
(for the periods ended December 31, 1998)
                                                       Since
                                                     Inception
                 1 Year            5 Years           (8/18/93)
             --------------     -------------      ---------------
Class Y
[Index]


You may call 1-800 [    ] to obtain the Fund's current 7-day yield.

Tax-Free Money Market fund

Goal


The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of our investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund are interest rate risk and credit risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return


          1991:     _____%
          1992:     _____%
          1993:     _____%
          1994:     _____%
          1995:     _____%
          1996:     _____%
          1997:     _____%
          1998:     _____%

__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                      Since
                                                    Inception
                1 Year            5 Years           (3/14/90)
            --------------     -------------     ---------------
Class Y
[Index]

You may call 1-800 [    ] to obtain the Fund's current 7-day yield.

U.S. Treasury Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Among the principal risks of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

Calendar Year Total Return

          1991:     _____%
          1992:     _____%
          1993:     _____%
          1994:     _____%
          1995:     _____%
          1996:     _____%
          1997:     _____%
          1998:     _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                                      Since
                                                    Inception
                1 Year            5 Years           (3/14/90)
            --------------     -------------     ---------------
Class Y
[Index]

[You may call 1-800 [    ] to obtain the Fund's current 7-day yield.

Summary of Principal Risks of The Funds

The share price of the Funds will change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Funds.

The following summary briefly describes the principal risks that may affect a Fund's portfolio as a whole. More information about the Funds' principal investment strategies and their associated risks is contained in the section entitled "More About the Funds."

SECTOR RISK is the risk of loss due to concentrating investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments. Real Estate Equity Investment Fund, Global Financial Services Fund, Healthcare Fund and NetNet Fund are particularly subject to this Risk.

CREDIT (OR DEFAULT) RISK is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Funds particularly subject to this risk are: Balanced Fund, Growth & Income Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund, Money Market Fund and Tax-Free Money Market Fund.

DERIVATIVES RISK is the risk that loss may result from a Fund's use of futures and options on futures contracts, options, forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Funds particularly subject to this risk are: Balanced Fund, International Equity Fund, Value Fund, Small-Cap Value Fund, NetNet Fund, Global Financial Services Fund, International Growth Fund and International Bond Fund.

FOREIGN SECURITIES RISK is the risk of loss because investments by a Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Funds particularly subject to this risk are: Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, NetNet Fund, Value Fund, Small-Cap Value Fund, Small Company Growth Fund, Multi-Season Growth Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund, International Growth Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, Cash Investment Fund and Money Market Fund.

     Currency Risk. Funds that invest in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies. Funds particularly subject to this risk are: International Equity Fund, Emerging Markets Fund, Global Financial Services Fund, Healthcare Fund, International Growth Fund and International Bond Fund.

     Emerging Markets Risk. Funds that invest in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Funds particularly subject to this risk are: International Equity Fund, Emerging Markets Fund and International Growth Fund.

INTEREST RATE RISK is the risk of loss because increases in prevailing interest rates will cause fixed-income securities held by a Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes. Funds particularly subject to this risk are: Balanced Fund, Growth & Income Fund, Bond Fund, Intermediate Bond Fund, International Bond Fund, Short-Term Treasury Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

MARKET RISK is the risk of loss because the value of the securities in which a Fund invests decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular Companies the Fund invests in do not perform well. All of the Munder Equity Funds are subject to this risk.

MEDIUM-SIZE COMPANY STOCK RISK is the risk of loss because the stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies. Equity Selection Fund, Growth Opportunities Fund, NetNet Fund, Value Fund, Emerging Markets Fund, Global Financial Services Fund, International Growth Fund and Healthcare Fund are particularly subject to this risk.

NON-DIVERSIFIED RISK is the risk of loss because a Fund that invests more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments. For example, the Michigan Tax-Free Bond Fund invests primarily in Michigan municipal obligations, if Michigan issuers suffer serious financial difficulties, jeopardizing their ability to pay their obligations, the Fund may suffer a loss. International Bond Fund, Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are subject to this risk.

PREPAYMENT RISK is the risk that a Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Funds particularly subject to this risk are: Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Cash Investment Fund and Money Market Fund.

SMALL COMPANY STOCK RISK is the risk of loss because the stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell. Funds particularly subject to this risk are: Micro-Cap Equity Fund, Small Cap Value Fund, Small Company Growth Fund, NetNet Fund and Healthcare Fund.

Who May Want To Invest

The Equity Funds may be appropriate for investors:

 .    Looking to invest over the long term and willing to ride out market swings in search of potentially higher returns.

 .    Looking for an investment that has more return and risk potential than fixed income investments.

The Income Funds may be appropriate for investors:

 .    Looking for potentially higher returns and willing to accept greater risk than more conservative fixed rate investments or money market funds.

 .    Looking for current income.

The Tax-Free Funds may be appropriate for investors:

 .    Looking primarily for tax-exempt income.

 .    Comfortable with the risks involved with fixed income investments.

The Money Market Funds may be appropriate for investors:

 .    Looking for a high level of income and liquidity and stability of principal.

Fees And Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.........................  None
Sales Charge (Load) Imposed on Reinvested Dividends......................  None
Maximum Deferred Sales Charge (Load).....................................  None
Redemption Fees..........................................................  None
Exchange Fees............................................................  None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Funds operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                Annual Fund Operating Expenses
                     as a % of net assets                                              Examples
---------------------------------------------------------------    --------------------------------------------------
Balanced Fund

Management Fees                      .65%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                    -----
Total Annual Fund Operating                                         5 Years       $
Expenses                            .[ ]%                          10 Years       $
                                    =====

Equity Selection Fund

Management Fees                      .75%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                    -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                    =====

Growth & Income Fund

Management Fees                      .75%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                    -----
Total Annual Fund Operating                                         5 Years       $
Expenses                            .[ ]%                          10 Years       $
                                    =====

Growth Opportunities Fund

Management Fees                      .75%                           1 Year        $
Other Expenses(2)                    [ ]%                           3 Years       $
                                    -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [ ]%                          10 Years       $
                                    =====

                Annual Fund Operating Expenses
                     as a % of net assets                                              Examples
---------------------------------------------------------------    --------------------------------------------------
International Equity Fund

Management Fees                       .75%                          1 Year        $
Other Expenses                        .25%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             1.00%                         10 Years       $
                                     =====

Micro-Cap Equity Fund

Management Fees                      1.00%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Multi-Season Growth Fund

Management Fees(1)                   [  ]%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

NetNet Fund

Management Fees                      1.00%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Real Estate Equity Investment Fund

Management Fees                       .74%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

Small-Cap Value Fund

Management Fees                       .75%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

Small Company Growth Fund

Management Fees                       .75%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                            .[  ]%                         10 Years       $
                                     =====

                Annual Fund Operating Expenses
                     as a % of net assets                                              Examples
---------------------------------------------------------------    --------------------------------------------------
Value Fund

Management Fees                       .74%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

Framlington Emerging Markets Fund

Management Fees                      1.25%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Framlington Global Financial Services Fund

Management Fees                       .75%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Framlington Healthcare Fund

Management Fees                      1.00%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Framlington International Growth Fund

Management Fees                      1.00%                          1 Year        $
Other Expenses(2)                    [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [  ]%                         10 Years       $
                                     =====

Bond Fund

Management Fees                       .50%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

Intermediate Bond Fund

Management Fees                       .50%                          1 Year        $
Other Expenses                       [  ]%                          3 Years       $
                                     -----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [  ]%                         10 Years       $
                                     =====

                Annual Fund Operating Expenses
                     as a % of net assets                                              Examples
---------------------------------------------------------------    --------------------------------------------------
International Bond Fund

Management Fees                      .50%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

U.S. Government Income Fund

Management Fees                      .50%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

Short Term Treasury Fund

Management Fees                      .25%                           1 Year        $
Other Expenses(2)                    [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses(3)                          [ ]%                          10 Years       $
                                     ====

Michigan Tax-Free Bond Fund

Management Fees                      .50%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

Tax-Free Bond Fund

Management Fees                      .50%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

Tax-Free Short-Intermediate Bond Fund

Management Fees                      .50%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

Cash Investment Fund

Management Fees                      .35%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

                Annual Fund Operating Expenses
                     as a % of net assets                                              Examples
---------------------------------------------------------------    --------------------------------------------------
Money Market Fund

Management Fees                      .40%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

Tax-Free Money Market Fund

Management Fees                      .35%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

U.S. Treasury Money Market Fund

Management Fees                      .35%                           1 Year        $
Other Expenses                       [ ]%                           3 Years       $
                                     ----
Total Annual Fund Operating                                         5 Years       $
Expenses                             [ ]%                          10 Years       $
                                     ====

_______________________________________________________
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees. As a result of the fee waiver, actual management fees paid by the Multi-Season Growth Fund were [ ]% of its average daily net assets.

(2) For the fiscal year ended June 30, 1999, the advisor voluntarily reimbursed certain operating expenses. As a result of the expense reimbursement, actual Other Expenses paid by the Funds, were:

          Fund                                                         Other Operating Expenses
          ----
                                                                 (as a % of average daily net assets)
                                                                 ------------------------------------
Growth Opportunities Fund                                                         %
Micro-Cap Equity Fund                                                             %
NetNet Fund                                                                       %
Framlington Emerging Markets Fund                                                 %
Framlington Global Financial Services Fund                                        %
Framlington Healthcare Fund                                                       %
Framlington International Growth Fund                                             %
Short Term Treasury Fund                                                          %

(3) For the fiscal year ended June 30, 1999, as a result of the advisor's voluntary fee waivers and expense reimbursements, the actual Total Annual Fund Operating Expenses paid by the Funds were as shown below. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

          Fund                                                     Total Annual Fund Operating Expenses
          ----
                                                                    (as a % of average daily net assets)
                                                                    -----------------------------------
Growth Opportunities Fund                                                            %
Multi-Season Growth Fund                                                             %
Micro-Cap Equity Fund                                                                %
NetNet Fund                                                                          %
Framlington Emerging Markets Fund                                                    %
Framlington Global Financial Services Fund                                           %
Framlington Healthcare Fund                                                          %
Framlington International Growth Fund                                                %
Short Term Treasury Fund                                                             %

More About The Funds
-------------------------------------------------------------------------------

The Funds' principal investment strategies and risks are summarized above in the section entitled Risk/Return Summary. A more complete description of each Funds investments and strategies and their associated risks is provided below under "Special Risks and Other Considerations" and "Additional Descriptions of Investments and Investment Strategies." The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Funds

Equity Funds are the Balanced Fund, Equity Selection Fund, Growth & Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Health Care Fund and Framlington International Growth Fund.

Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund and Short Term Treasury Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Money Market, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer. These limitations do not apply to the non-diversified Funds.

Special Risks And Other Considerations

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

     Investment Strategy. All Funds (except the Short Term Treasury Fund and the U.S. Treasury Money Market Fund) may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

     Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
     (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

     Investment Strategy. International Equity Fund, International Growth Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund Framlington International Growth Fund and International Bond Fund will invest all or a substantial portion of their total assets in foreign securities. The other Equity Funds (except Real Estate Investment Fund), the Income Funds (except Short-Term Treasury Fund), Cash Investment Fund and Money Market Fund may invest up to 25% of their total assets in foreign securities. The Tax - Free Funds may invest up to 10% of their total assets in foreign securities.

     Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

     Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

     Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

     A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. Proposed legislation that would reduce the separation between commercial and investment banking businesses, if enacted, could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Industry by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in Internet Related Companies by the NetNet Fund. The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, (extensive government regulation) and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 .  BBB or higher by S&P;
 .  Baa or higher by Moody's;
 .  BBB or higher by Duff & Phelps; or
 .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

     Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

     Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Non-Investment Grade Credit Risk. Non-investment grade fixed income and convertible securities are generally rated "BB" or below by S&P, Duff & Phelps or Fitch, or "Ba" by Moody's.

     Investment Strategy. All Equity Funds may invest a portion of their total assets in non-investment grade securities when the advisor or sub-advisor determines that such securities are desirable in light of the Funds' investment objectives and portfolio mix.

     Special Risks. Non-investment grade securities (sometimes referred to as "junk bonds") are subject to greater risk than investment grade securities. They generally present a higher degree of credits risks (default). In addition, the market value of these securities tends to be more sensitive to individual corporate developments and to changes in interest rates and other economic developments than higher-rated securities

Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

     Investment Strategy. Some Funds may engage in short-term trading, including, in the case of the Equity Funds, initial public offerings.

     Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

     Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Funds invest or affect worldwide markets and economies.

Additional Description of Investments And Investment Strategies

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     Investment Strategy. All Income Funds (except Short Term Treasury Fund), Balanced Fund, Framlington Global Financial Services Funds, Money Market Fund and Cash Investment Fund may invest a portion of its assets in Asset-Backed Securities.

     Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

     Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

     Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

     Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

     Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

     Investment Strategy. The Equity Funds the Income Funds (except Short Term Treasury Fund) and the Tax-Free Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

     A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

     Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

     Investment Strategy. The Income Funds (except Short Term Treasury Fund), Cash Investment Fund and Money Market Fund may invest in guaranteed investment contracts.

     Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

     Investment Strategy. Each Fund may invest up to 15% (10% in the case of a Money Market Fund) of its net assets in securities that are illiquid.

     Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Investment Companies. To the extent consistent with their respective investment objectives and policies, the Funds (other than Short-Term Treasury Fund and U.S. Treasury Money Market Fund) may invest in securities issued by other investment companies.

     Investment Strategy. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

     Special Risks. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

     Investment Strategy. The Tax-Free Funds and Tax-Free Money Market Fund will normally invest at least 80% of their net assets in municipal obligations.

     Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax
     (AMT). Although Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

     Investment Strategy. The Equity Funds, Income Funds (except Short Term Treasury Fund), Tax-Free Free Bond Fund and Michigan Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

     Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

     Investment Strategy. Each Fund may enter into repurchase agreements with banks and broker-dealers that are deemed to be creditworthy by the advisor or sub-advisor.

     Special Risks. If the seller defaults or declares bankruptcy, a Fund may suffer if the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price or if there are delays in selling the underlying securities or collateral.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

     Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

     Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.


     Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

     Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

     Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

     Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

     When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

     Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

     Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:       1-800-438-5789
                    Call for account information.

By mail:            The Munder Funds
                    480 Pierce Street
                    Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

  .  fiduciary and discretionary accounts of institutions;

  . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers and broker-dealers acting for their own accounts or for the accounts of their clients);
  . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;
  . the advisor's investment advisory clients; and . family members of employees of the advisor.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.

Purchase Price of Shares

Class Y shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment

The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000 ($250,000 for the Real Estate Equity Investment Fund). Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders

Purchase orders must be received by the Funds' distributor or transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer or financial institution.

  . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

  . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not generally accept third-party checks.]

  . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

          Boston Safe Deposit and Trust Company
          Boston, MA
          ABA# 011001234
          DDA# 16-798-3

          Account No.:

     Note that banks may charge fees for transmitting wires.

  .  You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

  . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

  . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

  . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

  . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

  .  Brokers may charge you a fee for handling exchanges.

  . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

[Methods for Exchanging Shares]

Redeeming Shares

Redemption Price

We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

  . [You may redeem shares of all Funds through your [broker-dealer] or financial institution.]

  .  [Others Methods]

  . You can redeem a portion of your shares of the Income Funds (other than the International Bond Fund [and the Short Term Treasury Fund]), the Tax-Free Funds and the Money Market Funds through the free checkwriting privilege.

Policies for Redeeming Shares

  . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

  .  If we receive a redemption order for a Fund (other than a Money Market
     Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for a Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for a Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

  . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

  . If your purchase order and payment for a Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  .  The Funds reserve the right to reject any purchase order.

  . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

  . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

  .  To limit the Funds' expenses, we do not currently issue share certificates.

  . If you are redeeming recently purchased shares, your redemption request may not be honored until your check or [electronic transaction] has cleared. This may delay your transaction for up to 15 days.

  .  A Fund may temporarily stop redeeming shares if:

     .    the New York Stock Exchange is closed;
     .    trading on the New York Stock Exchange is restricted;
     . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or
     . the Securities and Exchange Commission orders the Fund to suspend redemptions.

  . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Funds objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

  . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

  . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

  . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

  . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

  . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.


Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Free Checkwriting. Free checkwriting is available to holders of Class Y shares of the Income Funds (other than the International Bond Fund [and the Short Term Treasury Fund]), Tax-Free Funds and Money Market Funds who complete the signature card section of the account application form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Pricing Of Fund Shares
-------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV for Class K shares is calculated by (1) taking the current value of a Funds total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds (other than the Money Market Funds) calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). [The Money Market Funds calculate NAV as of 2:45 p.m. (Eastern time) and as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).]

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund (other than the Money Market Funds) is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
-------------------------------------------------------------------------------

As a shareholder you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund: pay dividends, if any, quarterly.

Equity Selection Fund, Growth Opportunities Fund, NetNet Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund: pay dividends, if any, at least annually.

Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund and Real Estate Equity Investment Fund: pay dividends, if any, monthly.

Short Term Treasury Fund, Cash Investment Fund, Tax-Free Money Market Fund, Money Market Fund and U.S. Treasury Money Market Fund: dividends are declared daily and paid monthly.

All Funds: distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Funds earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
-------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and the Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

Taxes On Sales

If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
-------------------------------------------------------------------------------

Investment Advisors And Sub-Advisor

Munder Capital Management "MCM", 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than International Equity Fund. World Asset Management, L.L.C. "World", 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of September 30, 1999, MCM [and its affiliates] had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets. As of September 30, 1999, World had approximately $__ in assets under management.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, the advisors provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington Overseas Investment Management Limited "Framlington", a subsidiary of MCM, is the sub-advisor of the Framlington Funds.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund. MCM is responsible for all purchases and sales of domestic securities held by the Framlington Global Financial Services Fund. Framlington is responsible for the allocation of the Funds assets among countries and for making all purchases and sales of foreign securities held by the Fund.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

 Balanced Fund                                0.65%
 Growth & Income Fund                         0.75%
 Growth Opportunities Fund                    0.75%
 International Equity Fund                    0.75%
 Micro-Cap Equity Fund                        1.00%
 Multi-Season Growth Fund                     0.75%
 NetNet Fund                                  1.00%
 Real Estate Equity Investment Fund           0.74%
 Small-Cap Value Fund                         0.75%
 Small Company Growth Fund                    0.75%
 Value Fund                                   0.74%
 Framlington Emerging Markets Fund            1.25%
 Framlington Global Financial Services
 Fund                                         0.75%
 Framlington Healthcare Fund                  1.00%
 Framlington International Growth Fund        1.00%
 Bond Fund                                    0.50%
 Intermediate Bond Fund                       0.50%
 International Bond Fund                      0.50%
 U.S. Government Income Fund                  0.50%
 Michigan Tax-Free Bond Fund                  0.50%
 Tax-Free Bond Fund                           0.50%
 Tax-Free Short-Intermediate Bond Fund        0.50%
 Short Term Treasury Fund                     0.25%
 Cash Investment Fund                         0.35%
 Money Market Fund                            0.40%
 Tax-Free Money Market Fund                   0.35%
 U.S. Treasury Money Market Fund              0.35%

Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund, the payment shown above for that Fund is less than the contractual advisory fee of 1.00% of the Multi-Season Growth Funds average daily net assets.

MCM may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. MCM may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

The table for each Fund:

     . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;

     .    assumes that net investment income and dividends have been reinvested;

     . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

     . does not reflect any potential negative impact on the common and collective trust funds performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue
          Code) as the corresponding Fund; and

     .    indicates past performance only and does not predict future results.


                          Munder Small     Russell
     Period Ended        Company Growth     2000
     June 30, 1999       Fund (Class Y)*   Index**
     -------------       ---------------   -------
1 Year.................         %             %
3 Years................         %             %
5 Years................         %             %
10 Years...............         %             %
Inception on December
31, 1982...............         %             %

_______________________________________
 * Converted from collective trust fund to mutual fund on December 1, 1991.
** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.



                              Munder          FT/S&P
                          International      Actuaries
     Period Ended          Equity Fund      World Index
     June 30, 1999         (Class Y )*      ex. U.S.**
     -------------        -------------     -----------
1 Year...................       %                %
3 Years..................       %                %
5 Years..................       %                %
Inception on September
30, 1990.................       %                %

_______________________________________
 * Converted from collective trust fund to mutual fund on December 1, 1991.
** FT/S&P Actuaries World Index ex. U.S. performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Ibbotson Associates, Inc.

                                              Lehman
                                             Brothers
     Period Ended        Munder Bond Fund   Gov't/Corp.
     June 30, 1999          (Class Y )*    Bond Index**
     -------------       ----------------  ------------
1 Year.................         %                %
3 Years................         %                %
5 Years................         %                %
10 Years...............         %                %

_______________________________________
 * Converted from collective trust fund to mutual fund on December 1, 1991.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                           Munder U.S.
                            Government        Lehman
                              Income         Brothers
     Period Ended              Fund         Gov't/Corp.
     June 30, 1999          (Class Y)*     Bond Index**
     -------------         -----------     ------------
1 Year.................         %                %
3 Years................         %                %
5 Years................         %                %
10 Years...............         %                %

______________________________________
 * Converted from collective trust fund to mutual fund on July 5, 1994.
** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                 Lehman
                                Munder          Brothers
                             Intermediate     Intermediate
      Period Ended            Bond Fund        Gov't/Bond
      June 30, 1999           (Class Y)*        Index**
      -------------          ------------     ------------
1 Year...................         %                %
3 Years..................         %                %
5 Years..................         %                %
10 Years.................         %                %
Inception on March 31,
1982.....................         %                %

______________________________________
 * Converted from collective trust fund to mutual fund on December 1, 1991.
** Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


                              Munder
                             Tax-Free          Lehman
     Period Ended           Bond Fund       20-Year Muni
     June 30, 1999          (Class Y)*      Bond Index**
     -------------          ----------      ------------
1 Year.................         %                %
3 Years................         %                %
5 Years................         %                %
10 Years...............         %                %

_____________________________________
 * Converted from common trust fund to mutual fund on July 21, 1994.
** Lehman 20-Year Municipal Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.

Indices

The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

Performance of Framlington Accounts Managed by the Sub-Advisor

The tables below contain certain performance information provided by the sub-advisor relating to accounts managed by the sub-advisor which have investment objectives and policies similar to those of the corresponding Framlington
Funds. In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the sub-advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

The trust account performance is provided by Standard & Poor's Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

You should not rely on the following performance data of the sub-advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the

Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code to qualify as a regulated investment company.


                                              S&P Healthcare
                                U.K.            Composite
  Period Ended                 Health         Index Capital
December 31, 1996             Portfolio          Change
-----------------             ---------          ------
1 Year...............          10.75%            18.48%
3 Years..............          96.93%           100.49%
5 Years..............          99.43%            45.60%
Inception on April
30, 1987.............         411.08%           239.64%

Performance for the Health trust account is calculated on an offer-bid basis; U.S. dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Standard & Poors Micropal.

S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.


                                            MSCI Emerging
                             Canadian       Markets Free
   Period Ended              Emerging         Total
December 31, 1996         Markets Account     Return
-----------------         ---------------     ------
1 Year................        5.16%            6.03%
Inception on November
1, 1994...............       (3.68)%         (12.37)%


MSCI Emerging Markets Free Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

Indices

The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International, and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

Portfolio Managers [to be revised]

Balanced Fund, Equity Selection Fund, Growth Opportunities Fund, NetNet Fund, Micro-Cap Equity Fund And Small Company Growth Fund.

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Growth & Income Fund

Otto Hinzmann, Jr. has been the Funds portfolio manager since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of MCM or of Old MCM, Inc. (Old MCM), the predecessor to MCM, since January 1987.

International Equity Fund

Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, President and Chief Investment Officer of World, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995).

Multi-Season Growth Fund

Leonard J. Barr II has been the Funds portfolio manager since the Funds inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of MCM.

Real Estate Equity Investment Fund

Peter K. Hoglund and Robert E. Crosby jointly manage the Fund. Mr. Hoglund, who has managed the Fund since October 1996, was formerly the primary analyst of the Fund (October 1994 to October 1996). Mr. Crosby, who has managed the Fund since March 1998, was formerly the primary analyst of the Fund (October 1996 to March
1998). Mr. Crosby has been employed by MCM since 1993, and also serves as portfolio manager for separately managed institutional accounts.

Small-Cap Value Fund And Value Fund

Gerald Seizert, Edward Eberle and Brian Wall jointly manage the Funds. Mr. Seizert, a Chief Investment Officer - Equities of MCM, has managed the Funds since they commenced operations. Prior to joining the advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company,

L.P. (1984-1995). Mr. Eberle, who has managed the Small-Cap Value Fund since March 1997 and the Value Fund since October 1996, was formerly the primary analyst for the Funds. Prior to joining MCM in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Funds since January 1998, was formerly a primary analyst for the Funds. Prior to joining the MCM in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

Framlington Emerging Markets Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the committee. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmund de Rothschild Securities.

Framlington Global Financial Services Fund

A committee of professional managers employed by MCM or Framlington makes decisions for the Fund.

Framlington Healthcare Fund

Antony Milford, head of the Specialist Desk for Framlington, has been the Funds primary portfolio manager since the Funds inception. Mr. Milford has managed funds for Framlington since 1971.

Framlington International Growth Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the committee. Mr. Key has managed funds for Framlington since 1989.

Bond Fund

James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of MCM or Old MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of MCM or Old MCM since 1995. Prior to joining MCM, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

Intermediate Bond Fund

Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of MCM or Old MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, has managed the Fund since March 1995.

International Bond Fund

Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of MCM or Old MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

U.S. Government Income Fund

James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of MCM since March 1995, have managed the Fund since March 1995. Mr. Root joined Old MCM in 1991.

Michigan Tax-Free Bond Fund, Tax-Free Bond Fund And Tax-Free Short-Intermediate Bond Fund Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, manages the Tax-Free Funds.

Short Term Treasury Fund

Sharon E. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that, she managed an international portfolio for Ford Motor Company.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Funds financial performance for the past 5 years (or, if shorter, the period of the Funds operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Because the Class Y shares of the Equity Selection Fund had not commenced operations on June 30, 1999, financial highlights are not presented for that Fund. The information has been audited by Ernst & Young LLP, independent accountants, whose report along with each Funds financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                           Balanced Fund(a)
                                                  ---------------------------------------------------------------------
                                                      Year     Year        Year       Year       Period       Year
                                                     Ended     Ended      Ended       Ended      Ended       Ended
                                                    6/30/99   6/30/98   6/30/97(f)  6/30/96(f) 6/30/95(d)  2/28/95(e)
                                                    -------   -------   ----------  ---------- ----------  ----------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income.........................
Net realized and unrealized gain/(loss) on
investments...................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions from net realized gains.........
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average
 net assets...................................
Ratio of net investment income to average
net assets....................................
Portfolio turnover rate.......................
Ratio of operating expenses to average
 net assets without waivers....................

________________

                                                                                                                      Growth
                                                                                                                   Opportunities
                                                                Growth & Income Fund (a)                              Fund (a)
                                               --------------------------------------------------------------     ------------------
                                                Year      Year       Year        Year    Period       Period        Year      Period
                                                Ended     Ended     Ended       Ended     Ended       Ended        Ended      Ended
                                               6/30/99   6/30/98   6/30/97(g)  6/30/98  6/30/96(g)  6/30/95(d)   2/28/95(e)  6/30/99
                                               -------   -------   ----------  -------  ----------  ----------   ----------  -------
Net asset value, beginning of period.........
Income from investment operations:
Net investment income........................
Net realized and/or unrealized gain on
investments..................................
Total from investment operations.............
Less distributions:
Dividends from net investment income.........
Distributions from net realized gains........
Total distributions..........................
Net asset value, end of period...............
Total return (b).............................
Ratios to average net assets/supplemental
     data:
Net assets, end of period (in 000s)..........
Ratio of operating expenses to average
 net assets..................................
Ratio of net investment income to average
net assets...................................
Portfolio turnover rate......................
Ratio of operating expenses to average
 net assets without waivers and/ or
expenses reimbursed..........................

____________

                                                                International Equity Fund (a)
                                             ---------------------------------------------------------------------
                                                Year        Year      Year         Year        Period       Year
                                               Ended       Ended      Ended        Ended       Ended       Ended
                                              6/30/99     6/30/98   6/30/97(f)   6/30/96(f)  6/30/95(d)  2/28/95(e,f)
                                              -------     -------   ----------   ----------  ----------  ------------
Net asset value, beginning of period.......
Income from investment operations:
Net investment income......................
Net realized and unrealized
gain/(loss) on investments.................
Total from investment operations...........
Less distributions:
Dividends from net investment income.......
Distributions from net realized
gains......................................
Distributions from capital.................
Total distributions........................
Net asset value, end of period.............
Total return (b)...........................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in 000s)........
Ratio of operating expenses to
average net assets.........................
Ratio of net investment income to
 average net assets........................
Portfolio turnover rate....................
Ratio of operating expenses to average
net assets without waivers.................

__________________

                                                               Micro-Cap Equity Fund (a)
                                                       --------------------------------------------
                                                         Year          Year          Period
                                                        Ended        Ended           Ended
                                                       6/30/99)     6/30/98(d)     6/30/97(d)
                                                       --------     ----------     ----------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income/(loss)..................
Net realized and unrealized gain on
investments...................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions from net realized gains.........
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to
average net assets............................
Ratio of net investment income to
 average net assets...........................
Portfolio turnover rate.......................
Ratio of operating expenses to average net
assets without waivers and/or expenses
reimbursed....................................

_________________________

                                                               Multi-Season Growth Fund (a)                        NetNet Fund (a)
                                                  --------------------------------------------------------       ------------------
                                                    Year       Year       Year       Year        Period            Year     Period
                                                   Ended      Ended      Ended       Ended       Ended             Ended     Ended
                                                  6/30/99  6/30/96(f)  6/30/98(f)  6/30/97(f)  6/30/95(d,e,h)     6/30/99   6/30/98
                                                  -------  ----------  ----------  ----------  --------------     -------   -------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income/(loss)..................
Net realized and unrealized gain/(loss)
 on investments...............................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions from net realized gains.........
Total distributions...........................
Net asset value at end of period..............
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average
 net assets...................................
Ratio of net investment income/(loss) to
average net assets............................
Portfolio turnover rate.......................
Ratio of operating expenses to average net
assets without waivers and/or expenses
reimbursed....................................

_____________________

                                                          Real Estate Equity Investment Fund (a)
                                                  -----------------------------------------------------
                                                    Year       Year        Year     Year       Period
                                                   Ended      Ended       Ended    Ended        Ended
                                                  6/30/99    6/30/98(e)  6/30/97  6/30/96(e)  6/30/95(d)
                                                  -------    ----------  -------- ----------  ----------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income/(loss)..................
Net realized and unrealized gain on
 investments..................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions in excess of net investment
 income........................................
Distributions from net realized gains.........
Distributions from paid-in capital............
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average net
 assets.......................................
Ratio of net investment income/(loss) to
 average net assets...........................
Portfolio turnover rate.......................
Ratio of operating expenses to average net
assets without waivers........................

_________________

                                                     Small-Cap Value Fund (a)
                                                  ------------------------------
                                                   Year        Year       Year
                                                   Ended      Ended       Ended
                                                  6/30/99   6/30/98(e)   6/30/97
                                                  -------   ----------   -------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income/(loss)..................
Net realized and unrealized gain on
 investments..................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions in excess of net investment
 income.......................................
Distributions from net realized gains.........
Distributions from paid-in capital............
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average net
 assets.......................................
Ratio of net investment income/(loss) to
 average net assets...........................
Portfolio turnover rate.......................
Ratio of operating expenses to average net
assets without waivers........................

                                                             Small Company Growth Fund (a)
                                                  ---------------------------------------------------------------------
                                                    Year        Year         Year        Year       Period       Year
                                                   Ended       Ended         Ended       Ended      Ended       Ended
                                                  6/30/99    6/30/98(f)    6/30/97(f)  6/30/96(f) 6/30/95(e)  2/28/95(d)
                                                  -------    ----------    ----------  ---------- ----------  ----------
Net asset value, beginning of period..........
Income from investment operations:
Net investment loss...........................
Net realized and unrealized gain/(loss)
on investments................................
Total from investment operations..............
Less distributions:
Distributions from net realized gains.........
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average
net assets....................................
Ratio of net investment loss to average
net assets....................................
Portfolio turnover rate.......................
Ratio of operating expenses to average
net assets without waivers....................

________________________

                                                                               Value Fund (a)
                                                                 ------------------------------------------------
                                                                    Year       Year         Year        Period
                                                                   Ended       Ended       Ended         Ended
                                                                  6/30/99    6/30/98(d)   6/30/97(d)   6/30/96(d)
                                                                  -------    ----------   ----------   ----------
Net asset value, beginning of period.........................
Income from investment operations:
Net investment income........................................
Net realized and unrealized gain/(loss) on investments.......
Total from investment operations.............................
Less distributions:
Dividends from net investment income.........................
Distributions from net realized gains........................
Total distributions..........................................
Net asset value, end of period...............................
Total return (b).............................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)..........................
Ratio of operating expenses to average net assets............
Ratio of net investment income to average net assets.........
Portfolio turnover rate......................................
Ratio of operating expenses to average net assets
without waivers..............................................

____________________

                                                                                               Framlington Global
                                                    Framlington Emerging Markets Fund (a)   Financial Services Fund (a)
                                                   ---------------------------------------------------------------------
                                                      Year          Year          Period         Year         Period
                                                     Ended          Ended          Ended         Ended         Ended
                                                    6/30/99      6/30/98(d)     6/30/97(d)      6/30/99       6/30/98
                                                    -------      ----------     ----------      -------       -------
Net asset value, beginning of period............
Income from investment operations:
Net investment income/(loss)....................
Net realized and unrealized gain/(loss)
on investments..................................
Total from investment operations................
Less distributions:
Dividends from net investment income............
Distributions from net realized gains...........
Distributions in excess of net realized
gains...........................................
Total distributions.............................
Net asset value, end of period..................
Total return (b)................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s).............
Ratio of operating expenses to average net
assets..........................................
Ratio of net investment income/(loss)
 to average net assets..........................
Portfolio turnover rate.........................
Ratio of operating expenses to average net
assets without expenses reimbursed..............

___________________

                                                                                            Framlington International Growth
                                                         Framlington Healthcare Fund (a)                Fund (a)
                                                  ---------------------------------------------------------------------------
                                                      Year         Year         Period        Year       Year        Period
                                                      Ended        Ended         Ended       Ended       Ended        Ended
                                                     6/30/99     6/30/98(d)     6/30/97     6/30/99    6/30/98(d)   6/30/97(d)
                                                     -------     ----------     -------     -------    ----------   ----------
Net asset value, beginning of period.............
Income from investment operations:
Net investment income/(loss).....................
Net realized and unrealized gain/(loss) on
investments......................................
Total from investment operations.................
Less distributions:
Dividends from net investment income.............
Distributions from net realized gains............
Distributions in excess of net realized gains....
Total distributions..............................
Net asset value, end of period...................
Total return (b).................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)..............
Ratio of operating expenses to average net
assets...........................................
Ratio of net investment income/(loss)
 to average net assets...........................
Portfolio turnover rate..........................
Ratio of operating expenses to average net
assets without expenses reimbursed...............

___________________

                                                                                   Bond Fund (a)
                                                 ------------------------------------------------------------------------------
                                                   Year        Year         Year         Year         Period         Year
                                                   Ended       Ended        Ended        Ended        Ended         Ended
                                                  6/30/99    6/30/98(e)    6/30/97      6/30/96     6/30/95(d)    2/28/95(e,f)
                                                  -------    ----------    -------      -------     ----------    ------------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income.........................
Net realized and unrealized gain/(loss) on
investments...................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions from net realized gains.........
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average net
assets........................................
Ratio of net investment income to average net
assets........................................
Portfolio turnover rate.......................
Ratio of operating expenses to average net
assets without waivers........................

___________________

                                                                                Intermediate Bond Fund (a)
                                                  -----------------------------------------------------------------------------
                                                    Year         Year          Year         Year        Period        Year
                                                    Ended        Ended        Ended        Ended        Ended         Ended
                                                   6/30/99     6/30/98(f)   6/30/97(f)    6/30/96     6/30/95(d)    2/28/95(e)
                                                   -------     ----------   ----------    -------     ----------    ----------
Net asset value, beginning of period...........
Income from investment operations:
Net investment income..........................
Net realized and unrealized gain/(loss) on
investments....................................
Total from investment operations...............
Less distributions:
Dividends from net investment income...........
Distributions from net realized gains..........
Total distributions Net asset value, end of
period.........................................
Total return (b)...............................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)............
Ratio of operating expenses to average net
assets.........................................
Ratio of net investment income to average net
assets.........................................
Portfolio turnover rate........................
Ratio of operating expenses to average net
assets without waivers.........................

___________________

                                                   International Bond Fund (a)            U.S. Government Income Fund (a)
                                            ----------------------------------------------------------------------------------------
                                               Year    Year     Period     Year     Year    Year      Year      Period     Period
                                             Ended     Ended    Ended     Ended    Ended    Ended     Ended     Ended      Ended
                                             6/30/99  6/30/98  6/30/97   6/30/99  6/30/98  6/30/97  6/30/96(f) 6/30/95(d) 2/28/95(e)
                                            --------  -------  -------   -------  -------  -------  ---------- ---------  ----------
Net asset value, beginning of period......
Income from investment operations:
Net investment income.....................
Net realized and unrealized gain/(loss)
on investments............................
Total from investment operations..........
Less distributions:
Dividends from net investment income......
Distributions from net realized gains.....
Total distributions.......................
Net asset value, end of period............
Total return (b)..........................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000s).......
Ratio of operating expenses to average net
assets....................................
Ratio of net investment income to average
net assets................................
Portfolio turnover rate...................
Ratio of operating expenses to average net
assets without waivers....................

___________________

                                                                          Michigan Tax-Free Bond Fund (a)
                                                      -----------------------------------------------------------------------
                                                          Year      Year       Year        Year       Period        Year
                                                         Ended     Ended      Ended       Ended        Ended       Ended
                                                        6/30/99   6/30/98   6/30/97(e)  6/30/96(e)  6/30/95(d)   2/28/95(e,f)
                                                        -------   -------   ----------  ----------  ----------   ------------
Net asset value, beginning of period.............
Income from investment operations:
Net investment income............................
Net realized and unrealized gain/(loss) on
investments......................................
Total from investment operations.................
Less distributions:
Dividends from net investment income..............
Distributions from net realized gains.............
Total distributions...............................
Net asset value, end of period....................
Total return (b)..................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)...............
Ratio of operating expenses to average net
assets............................................
Ratio of net investment income to average
net assets........................................
Portfolio turnover rate...........................
Ratio of operating expenses to average net assets
without waivers...................................

___________________

                                                                             Tax-Free Bond Fund (a)
                                                   ----------------------------------------------------------------------------
                                                     Year       Year         Year        Year         Period        Period
                                                     Ended      Ended       Ended        Ended         Ended         Ended
                                                    6/30/99    6/30/98    6/30/97(e)   6/30/96(e)   6/30/95(d,e)   2/28/95(f)
                                                    -------    -------    ----------   ----------   ------------   ----------
Net asset value, beginning of period............
Income from investment operations:
Net investment income...........................
Net realized and unrealized gain/(loss) on
investments.....................................
Total from investment operations................
Less distributions:
Dividends from net investment income............
Distributions from net realized gains...........
Total distributions.............................
Net asset value, end of period..................
Total return (b)................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s).............
Ratio of operating expenses to average net
assets..........................................
Ratio of net investment income to average net
assets..........................................
Portfolio turnover rate.........................
Ratio of operating expenses to average net
assets without waivers..........................

___________________

                                                                 Tax-Free Short-Intermediate Bond Fund (a)
                                                  ------------------------------------------------------------------------
                                                     Year       Year         Year        Year        Period       Year
                                                    Ended      Ended        Ended       Ended        Ended       Ended
                                                    6/30/99   6/30/98      6/30/97(f)  6/30/96(f)  6/30/95(d)   2/28/95(e)
                                                   --------   -------      ----------  ----------  ----------   ----------
Net asset value, beginning of period..........
Income from investment operations:
Net investment income.........................
Net realized and unrealized gain/(loss)
on investments................................
Total from investment operations..............
Less distributions:
Dividends from net investment income..........
Distributions from net realized gains.........
Total distributions...........................
Net asset value, end of period................
Total return (b)..............................
Ratios to average net assets/supplemental
data:
Net assets, end of period (in 000s)...........
Ratio of operating expenses to average net
assets........................................
Ratio of net investment income to average net
assets........................................
Portfolio turnover rate ......................
Ratio of operating expenses to average net
assets without waivers........................

_________________________

                                                                                Short Term Treasury Fund (a)
                                                                      ------------------------------------------
                                                                          Year          Year          Period
                                                                          Ended         Ended         Ended
                                                                         6/30/99       6/30/98       6/30/97(d)
                                                                        ---------     ---------     ------------
Net asset value, beginning of period...............................
Income from investment operations:
Net investment income..............................................
Net realized and/or unrealized gain on investments
Total from investment operations...................................
Less distributions:
Dividends from net investment income...............................
Total distributions................................................
Net asset value, end of period.............................. ......
Total return (b)...................................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)................................
Ratio of operating expenses to average net assets..................
Ratio of net investment income to average net assets...............
Portfolio turnover rate............................................
Ratio of operating expenses to average  net assets without expenses reimbursed.........................................................

__________________

                                                                   Cash Investment Fund (a)
                                               --------------------------------------------------------------------
                                                  Year       Year        Year       Year      Period       Year
                                                 Ended      Ended       Ended      Ended      Ended       Ended
                                                6/30/99     6/30/98    6/30/97    6/30/96   6/30/95(d)   2/28/95(e)
                                                -------     -------    -------    -------   ----------   ----------
Net asset value, beginning
of period ..................................
Income from investment
operations:
Net investment income.......................
Total from investment
operations..................................
Less distributions:
Dividends from net
investment income...........................
Total Distributions.........................
Net asset value, end of
period......................................
Total return (b)............................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in
000s).......................................
Ratio of operating expenses
to average net assets.......................
Ratio of net investment
income to average net
assets......................................
Ratio of operating expenses to
average net assets without
waivers.....................................

______________________

                                                                            Money Market Fund (a)
                                                      ------------------------------------------------------------
                                                         Year       Year        Year         Year       Period
                                                        Ended      Ended       Ended        Ended       Ended
                                                       6/30/99    6/30/98     6/30/97      6/30/96    6/30/95(d,e)
                                                       -------    -------     -------      -------    ------------
Net asset value, beginning of period...............
Income from investment operations:
Net investment income..............................
Total from investment operations...................
Less distributions:
Dividends from net investment income...............
Total distributions................................
Net asset value, end of period.....................
Total return (b)...................................
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)................
Ratio of operating expenses to average
net assets.........................................
Ratio of net investment income to
average net assets.................................
Ratio of operating expenses to average.............
net assets without waivers.........................

____________________

                                                                Tax-Free Money Market Fund (a)
                                              --------------------------------------------------------------------
                                                 Year       Year        Year       Year     Period        Year
                                                Ended      Ended       Ended      Ended     Ended        Ended
                                               6/30/99    6/30/98    6/30/97     6/30/96   6/30/95(d)   2/28/95(e)
                                               -------    -------    -------     -------   ----------   ----------
Net asset value, beginning of period........
Income from investment
operations:
Net investment income.......................
Total from investment operations............
Less distributions:
Dividends from net investment
income......................................
Total distributions.........................
Net asset value end of period...............
Total return (b)............................
Ratios to average net
assets/supplemental data:
Net assets, end of period (in 000s).........
Ratio of operating expenses to
average net assets..........................
Ratio of net investment income to
average net assets..........................
Ratio of operating expenses to
average net assets without waivers..........

___________________

                                                               U.S. Treasury Money Market Fund (a)
                                                -----------------------------------------------------------------
                                                   Year       Year       Year      Year     Period       Year
                                                  Ended      Ended      Ended     Ended     Ended       Ended
                                                 6/30/99    6/30/98    6/30/97   6/30/96   6/30/95(d)  2/28/95(e)
                                                 -------    -------    -------   -------   ----------  ----------
Net asset value, beginning of
period......................................
Income from investment
operations:
Net investment income.......................
Total from investment
operations..................................
Less distributions:
Dividends from net investment
income......................................
Total distributions.........................
Net asset value, end of period..............
Total return (b)............................
Ratios to average net
assets/supplemental data:
Net assets, end of period
(in 000s)...................................
Ratio of operating expenses to
average net assets..........................
Ratio of net investment income to
average net assets..........................
Ratio of operating expenses to
average net assets without
waivers.....................................

____________________

For More Information



                                                                           To Obtain Information:
More information about the Funds is available free upon request, including the following:
                                                                           -----------------------------------------------

Annual/Semi-Annual Reports                                                 By telephone
                                                                           Call 1-800-438-5789
You will receive unaudited semi-annual reports and audited annual
reports on a regular basis from the Funds.  In addition, you will          By mail
also receive updated prospectuses or supplements to this                   The Munder Funds
prospectus.  In order to eliminate duplicate mailings, each Fund           480 Pierce Street
will only send one copy of the above communications to (1) accounts        Birmingham, MI 48009
with the same primary record owner, (2) joint tenant accounts, (3)
tenant in common accounts and (4) accounts which have the same             On the Internet
address.
                                                                           Text-only versions of fund documents can be
                                                                           viewed online or downloaded from:
Statement Of Additional Information
                                                                           Securities and Exchange Commission
Provides more details about the Funds and their policies.  A                    http://www.sec.gov
current Statement of Additional Information is on file with the
Securities and Exchange Commission and is incorporated by reference        You can also obtain copies by visiting the
(is legally considered part of this prospectus).                           Securities and Exchange Commissions Public
                                                                           Reference Room in Washington, D.C. (phone
                                                                           1-800-SEC-0330) or by sending your request and
                                                                           a duplicating fee to the Securities and
                                                                           Exchange Commissions Public Reference Section,
                                                                           Washington, D.C. 20549-6009.

                                                                           You may also find more information about the
                                                                           Funds on the Internet at:
                                                                           http://www.munderfunds.com

                                                                           -----------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Funds Trust
SEC file number: 811-5899

The Munder Framlington Funds Trust
SEC file number: 811-7897

                                                           Class A, B & C Shares


[Munder Logo]
                                                                      Prospectus



                                                                October 26, 1999


                                                         The Munder Income Funds
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                          Michigan Tax-Free Bond
                                                                   Tax-Free Bond
                                                Tax-Free Short-Intermediate Bond




                                                   As with all mutual funds, the
                                                         Securities and Exchange
                                                  Commission has not approved or
                                                disapproved these securities nor
                                                     passed upon the accuracy or
                                                 adequacy of this prospectus. It
                                                  is a criminal offense to state
                                                                      otherwise.

Table of Contents

2      Risk/Return Summary

       .  Income Funds
       .  Tax-Free Funds
10     Summary Of Principal Risks
11     Who May Want To Invest
12     Fees And Expenses

14     More About The Funds

14     Glossary
15     Special Risks And Other Considerations
17     Additional Description Of Investments And Investment Strategies

21     Your Investment

21     How To Reach The Funds
21     Purchasing Shares
22     Exchanging Shares
22     Redeeming Shares
23     Additional Policies For Purchases, Exchanges And Redemptions
24     Shareholder Privileges

25     Distribution Arrangements

25     Share Class Selection
25     Applicable Sales Charge
27     CDSC
28     12B-1 Fees
28     Other Information

29     Pricing Of Fund Shares

29     Distributions

30     Federal Tax COnsiderations
30     Taxes On Distributions
30     Taxes On Sales Or Exchanges
30     Other Considerations

31     Management

31     Investment Advisor
31     Portfolio Management

32     Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
-----------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About The Funds.

Certain terms used in this prospectus are defined in the Glossary.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

 .    how the Fund's average annual returns for 1, 5, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and;

 .    changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 old).

When you consider this information, please remember that a Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Income Funds

Bond Fund

Goal

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .    U.S. Government securities and repurchase agreements collateralized by such securities;
 .    obligations of state, local and foreign governments;
 .    obligations of domestic and foreign banks;
 .    obligations of domestic and foreign corporations;
 .    zero coupon bonds, debentures and convertible debentures;
 .    mortgage and other asset-backed securities; and
 .   stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1993:   _____%
      1994:   _____%
      1995:   _____%
      1996:   _____%
      1997:   _____%
      1998:   _____%

____________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__   _____%
Worst Quarter:    Q____199__   _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                          Since
Class- Inception Date          1 Year      5 Years       Inception
-----------------------       -------      --------      ---------
Class A  (12/9/92)
Class B  (3/13/96)
Class C  (3/25/96)
[Index]                                                       *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Intermediate Bond Fund

Goal

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 .   U.S. Government securities and repurchase agreements collateralized by such securities;
 .   obligations of state, local and foreign governments;
 .   obligations of domestic and foreign banks;
 .   obligations of domestic and foreign corporations;
 .   zero coupon bonds, debentures and convertible debentures;
 .   mortgage and other asset-backed securities; and
 .   stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk. To the extent that the Fund purchases foreign securities, it may be subject to foreign securities risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

          1993:    _____%
          1994:    _____%
          1995:    _____%
          1996:    _____%
          1997:    _____%
          1998:    _____%

_________________
Year-to-date through September 30, 1999:  ______%

Best Quarter:     Q____199__   ___%
Worst Quarter:    Q____199__   ___%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                           Since
Class- Inception Date           1 Year      5 Years      Inception
---------------------           ------      -------      ---------
Class A  (11/24/92)
Class B  (10/25/94)
Class C  (4/19/96)
[Index]                                                      *

Since inception of Class ___**
Since inception of Class ___**

__________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

International Bond Fund

Goal

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 .    obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;
 .    obligations issued or guaranteed by supranational organizations (such as the World Bank);
 .    obligations of foreign banks or bank holding companies; and
 .    obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may enter into forward currency exchange contracts.


Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk, foreign securities risk, currency risk and non-diversified risk. To the extent the Fund enters into forward currency contracts, it may be subject to derivatives risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1997:    _____%
      1998:    _____%

________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__     _____%
Worst Quarter:    Q____199__     _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                     Since
Class- Inception Date                1 Year        Inception
---------------------                ------        ---------
Class A  (10/17/96)
Class B  (6/9/97)
Class C  (6/4/98)
[Index]                                                 *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

U.S. Government Income Fund

Goal

The Fund's goal is to provide high current income.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities.

Principal Risks

The principal risk of investing in the Fund is interest rate risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."


Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1995:   _____%
      1996:   _____%
      1997:   _____%
      1998:   _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:    Q____199__    _____%
Worst Quarter:   Q____199__    _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                            Since
Class- Inception Date       1 Year        Inception
---------------------       ------        ---------
Class A  (7/28/94)
Class B  (9/6/95)
Class C  (8/12/96)
[Index]                                       *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

--------------------------------------------------------------------------------
Tax-Free Funds
--------------------------------------------------------------------------------

Michigan Tax-Free Bond Fund
(Offered only in the State of Michigan.)

Goal

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                       Since
Class- Inception Date                1 Year          Inception
------------------------------     ------------    ---------------
Class A  (2/15/94)
Class B  (7/5/94)
Class C  (10/4/96)
[Index]                                                         *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Tax-Free Bond Fund

Goal

The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk and credit risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class B)

The annual returns in the bar chart are for the Fund's Class B Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1996:        _____%
      1997:       _____%
      1998:       _____%

______________
Year-to-date through September 30, 1999:  _____%
Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                       Since
Class- Inception Date                1 Year          Inception
------------------------------     ------------    ---------------
Class A  (10/9/95)
Class B  (12/6/94)
Class C  (7/7/97)
[Index]                                                         *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Tax-Free Short-Intermediate Bond Fund

Goal

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its net assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities.

Principal Risks

Among the principal risks of investing in the Fund are interest rate risk, credit risk and non-diversified risk.

Further information about the Fund's principal investment strategies and risks is provided below under "Summary of Principal Risks" and "More About the Funds."

Performance

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1993:       _____%
      1994:       _____%
      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%

______________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                           Since
Class- Inception Date          1 Year      5 Years       Inception
---------------------------    --------    ---------    -------------
Class A  (11/30/92)
Class B  (5/16/96)
[Index]                                                            *

Since inception of Class ___**
Since inception of Class ___**

______________
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Summary of Principal Risks of the Funds

The share price of the Funds will change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Funds.

The following summary briefly describes the principal risks that may affect a Fund's portfolio as a whole. More information about the Funds' principal investment strategies and their associated risks is contained in the section entitled "More About the Funds."

Credit (or Default) Risk is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Funds particularly subject to this risk are: Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Derivatives Risk is the risk that loss may result from a Fund's use of futures and options on futures contracts, options, forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. International Bond Fund is particularly subject to this risk.

Foreign Securities Risk is the risk of loss because investments by a Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. Funds particularly subject to this risk are: Bond Fund, Intermediate Bond Fund and International Bond Fund.

         Currency Risk. Funds that invest in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies. International Bond Fund is particularly subject to this risk.

Interest Rate Risk is the risk of loss because increases in prevailing interest rates will cause fixed-income securities held by a Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes. Funds particularly subject to this risk are Bond Fund, Intermediate Bond Fund, International Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Market Risk is the risk of loss because the value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Funds invest in do not perform well. All of the Munder Funds are subject to this risk.

Non-Diversified Risk is the risk of loss because a Fund that invests more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments. For example, the Michigan Tax-Free Bond Fund invests primarily in Michigan municipal obligations, if Michigan issuers suffer serious financial difficulties, jeopardizing their ability to pay their obligations, the Fund may suffer a loss. International Bond Fund, Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are subject to this risk.

Prepayment Risk is the risk that a Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Funds particularly subject to this risk are: Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund.

Who May Want to Invest

The Income Funds may be appropriate for investors:

 .    Looking for potentially higher returns and willing to accept greater risk than more conservative fixed rate investments or money market funds.

 .    Looking for current income.

The Tax-Free Funds may be appropriate for investors:

 .    Looking primarily for tax-exempt income and comfortable with the risks involved with income funds.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                  Class A      Class B     Class C
Shareholder Fees (fees paid directly from your investment)                        Shares       Shares      Shares
                                                                                  ------       ------      ------
Maximum Sales Charge (Load) Imposed on Purchases...........................       4%(a)        None        None
Sales Charge (Load) Imposed on Reinvested Dividends........................       None         None        None
Maximum Deferred Sales Charge (Load).......................................       None(b)      5%(c)       1%(d)
Redemption Fees............................................................       None         None        None
Exchange Fees..............................................................       None         None        None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

             Annual Fund Operating Expenses
                  as a % of net assets                                                   Examples
----------------------------------------------------------    ---------------------------------------------------------------
Bond Fund
                              Class A  Class B   Class C                   Class A   Class B    Class B   Class C   Class C
                              Shares    Shares    Shares                   Shares    Shares*    Shares**  Shares*   Shares**
                              ------    ------    ------                   ------    ------     ------    ------    ------
Management Fees                .50%      .50%      .50%         1 Year        $        $          $         $          $
Distribution and/or
Service (12b-1) Fees           .25%     1.00%     1.00%         3 Years       $        $          $         $          $
Other Expenses                [  ]%     [  ]%     [  ]%         5 Years       $        $          $         $          $
                              ----      ----      ----
Total Annual Fund
Operating Expenses            [  ]%     [  ]%     [  ]%        10 Years***    $        $          $         $          $
                              ====      ====      ====

Intermediate Bond Fund
                              Class A  Class B   Class C                   Class A   Class B    Class B   Class C   Class C
                              Shares    Shares    Shares                   Shares    Shares*    Shares**  Shares*   Shares**
                              ------    ------    ------                   ------    ------     ------    ------    ------
Management Fees                .50%      .50%      .50%         1 Year        $        $          $         $          $
Distribution and/or
Service (12b-1) Fees           .25%     1.00%     1.00%         3 Years       $        $          $         $          $
Other Expenses                [  ]%     [  ]%     [  ]%         5 Years       $        $          $         $          $
                              ----      ----      ----
Total Annual Fund
Operating Expenses            [  ]%     [  ]%     [  ]%        10 Years***    $        $          $         $          $
                              ====      ====      ====

International Bond Fund
                              Class A  Class B   Class C                   Class A   Class B    Class B   Class C   Class C
                              Shares    Shares    Shares                   Shares    Shares*    Shares**  Shares*   Shares**
                              ------    ------    ------                   ------    ------     ------    ------    ------
Management Fees                .50%      .50%      .50%         1 Year        $        $          $         $          $
Distribution and/or
Service (12b-1) Fees           .25%     1.00%     1.00%         3 Years       $        $          $         $          $
Other Expenses                [  ]%     [  ]%     [  ]%         5 Years       $        $          $         $          $
                              ----      ----      ----
Total Annual Fund
Operating Expenses            [  ]%     [  ]%     [  ]%        10 Years***    $        $          $         $          $
                              ====      ====      ====

             Annual Fund Operating Expenses
                  as a % of net assets                                                   Examples
---------------------------------------------------------    -----------------------------------------------------------------
U.S. Government Income Fund
                            Class A   Class B    Class C                  Class A  Class B    Class B     Class C   Class C
                            Shares    Shares     Shares                   Shares   Shares*   Shares**     Shares*   Shares**
                            -------   -------    -------                  -------  -------   --------     -------   --------
Management Fees                .50%      .50%       .50%       1 Year           $        $          $           $          $
Distribution and/or
Service (12b-1) Fees           .25%     1.00%      1.00%       3 Years          $        $          $           $          $
Other Expenses                [  ]%     [  ]%      [  ]%       5 Years          $        $          $           $          $
                            -------   -------    -------
Total Annual Fund
Operating Expenses            [  ]%     [  ]%      [  ]%      10 Years***       $        $          $           $          $
                            =======   =======    =======

Michigan Tax-Free Bond Fund
                            Class A   Class B    Class C                  Class A  Class B    Class B     Class C    Class C
                            Shares    Shares      Shares                  Shares   Shares*    Shares**    Shares*   Shares**
                            -------   -------    -------                  -------  -------    --------    -------   --------

Management Fees                .50%      .50%       .50%       1 Year           $        $          $           $          $
Distribution and/or
Service (12b-1) Fees           .25%     1.00%      1.00%       3 Years          $        $          $           $          $
Other Expenses                [  ]%     [  ]%      [  ]%       5 Years          $        $          $           $          $
                            -------   -------     ------
Total Annual Fund
Operating Expenses            [  ]%     [  ]%      [  ]%      10 Years***       $        $          $           $          $
                            =======   =======     ======

Tax-Free Bond Fund
                            Class A   Class B    Class C                  Class A  Class B   Class B      Class C   Class C
                             Shares   Shares      Shares                  Shares   Shares*   Shares**     Shares*   Shares**
                            -------   -------    -------                  -------  -------   --------     -------   --------

Management Fees                .50%       .50%      .50%      1 Year            $        $          $           $          $
Distribution and/or
Service (12b-1) Fees           .25%      1.00%     1.00%      3 Years           $        $          $           $          $
Other Expenses                [  ]%      [  ]%     [  ]%      5 Years           $        $          $           $          $
                            -------    -------    ------
Total Annual Fund
Operating Expenses            [  ]%      [  ]%     [  ]%     10 Years***        $        $          $           $          $
                            =======    =======    ======

Tax-Free Short-Intermediate Bond Fund
                            Class A    Class B   Class C                  Class A  Class B   Class B      Class C   Class C
                             Shares    Shares     Shares                  Shares   Shares*   Shares**     Shares*   Shares**
                            -------    -------   -------                  -------  -------   --------     -------   --------

Management Fees                .50%       .50%      .50%      1 Year            $        $          $           $          $
Distribution and/or
Service (12b-1) Fees           .25%      1.00%     1.00%      3 Years           $        $          $           $          $
Other Expenses                [  ]%      [  ]%     [  ]%      5 Years           $        $          $           $          $
                            --------   -------   -------
Total Annual Fund
Operating Expenses            [  ]%      [  ]%     [  ]%     10 Years***        $        $          $           $          $
                            ========   =======   =======

_________________________
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(d) The CDSC applies to redemptions of Class C shares within one year of purchase.
* Assumes you sold your shares at the end of the time period.
** Assumes you stayed in the Fund.
*** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after date of original purchase.

More About The Funds
------------------------------------------------------------------------------

The Funds' principal investment strategies and risks are summarized above in the section entitled Risk/Return Summary. A more complete description of each Fund's investments and strategies and their associated risks is provided below under "Special Risks and Other Considerations" and "Additional Descriptions of Investments and Investment Strategies." The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Funds

Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund. Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Types Of Securities

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.


U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Rating Agencies And Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer. These limitations do not apply to the non-diversified Funds.

Special Risks And Other Considerations

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

         Investment Strategy. The Funds may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

         Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States.

         Investment Strategy. International Bond Fund will invest all or a substantial portion of its total assets in foreign securities. The other Income Funds may invest up to 25% of their total assets in foreign securities. The Tax-Free Funds may invest up to 10% of their total assets in foreign securities.

         Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

         Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

         Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

         Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

         A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 .    BBB or higher by S&P;
 .    Baa or higher by Moody's;
 .    BBB or higher by Duff & Phelps; or
 .    BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

         Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or believes they are comparable in quality.

         Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining whether the Fund should continue to hold the security.

Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

         Investment Strategy.  The Funds may engage in short-term trading.

         Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from the Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

         Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Funds invest or affect worldwide markets and economies.

Additional Description Of Investments And Investment Strategies

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         Investment Strategy. All Income Funds may invest a portion of its assets in Asset-Backed Securities.

         Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

         Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

         Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

         Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor, and no Fund is required to hedge its foreign currency positions.

         Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

         Investment Strategy. Futures contracts and options on futures contracts are traded on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

         A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

         Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

         Investment Strategy. The Income Funds may invest in guaranteed investment contracts.

         Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

         Investment Strategy. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

         Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Investment Companies. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies.

         Investment Strategy. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

         Special Risks. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

         Investment Strategy. The Tax-Free Funds will normally invest at least 80% of their net assets in municipal obligations.

         Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax (AMT).


Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

         Investment Strategy. The Income Funds, Michigan Tax-Free Bond Fund and Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

         Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

         Investment Strategy. Each Fund may enter into repurchase agreements with banks and broker-dealers that are deemed to be creditworthy by the advisor.

         Special Risks. If the seller defaults or declares bankruptcy, a Fund may suffer if the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price or if there are delays in selling the underlying securities or collateral.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

         Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

         Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

         Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

         Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

         Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

         Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

         Special Risks. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

         Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:     1-800-438-5789
                  Call for shareholder services.

By mail:          The Munder Funds
                  480 Pierce Street
                  Birmingham, MI 48009

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 .        Initial:                           $250

 .        Subsequent:                        $ 50

 .        Automatic Investment Plan:         $ 50

Purchases over $250,000 must be for Class A or Class C shares.

Timing of orders
Purchase orders must be received by the Funds' distributor or transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).


Methods for Purchasing Shares
Investors may purchase shares:
 .    By Broker. Any broker authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

 .    By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not accept third party checks.]

 .    By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

         Boston Safe Deposit and Trust Company
         Boston, MA
         ABA# 011001234
         DDA# 16-798-3
         Account No.:

     You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .    You may purchase shares through the Automatic Investment Plan.

 .    You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 .    You may exchange Fund shares for shares of the same class of other Munder
     Funds based on their relative net asset values.

 .    [Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund.]

 .    Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 .    You must meet the minimum purchase requirements for the Munder Fund of that you purchase by exchange.

 .    If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 .    A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 .    Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .    Brokers may charge you a fee for handling exchanges.

 .    We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 .    Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 .    Exchanges By Mail. You may send exchange orders to your broker or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 .    For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 .    By Mail. You may mail your redemption request to: The Munder Funds, c/o
     First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 .    By Telephone. You can redeem your shares by contacting your broker or calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .    You may redeem shares through the Automatic Withdrawal Plan.

 .    You can redeem a portion of your Class A shares of the Funds (except the
     International Bond Fund) through the Free Checkwriting Privilege.

Additional Policies For Purchases, Exchanges And Redemptions

     . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

     .   The Funds reserve the right to reject any purchase order.

     . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

     . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     . To limit the Funds' expenses, we do not currently issue share certificates.

     .   A Fund may temporarily stop redeeming shares if:

         .   the New York Stock Exchange is closed;
         .   trading on the New York Stock Exchange is restricted;
         .   an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or
         .   the Securities and Exchange Commission orders the Funds to suspend redemptions.

     . If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Funds' objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

     . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

     . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

     . [The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

         Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.]


Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of a Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You or your broker must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Free Checkwriting. Free checkwriting is available to holders of Class A shares of the Funds (other than the International Bond Fund) who complete the signature card section of the account application form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Distribution Arrangements
-------------------------------------------------------------------------------

Share Class Selection

Each Fund offers Class A, Class B and Class C shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges. . Lower annual expenses than Class B and Class C shares.

Class B shares
 . No front end sales charge. All your money goes to work for you right away. . Higher annual expenses than Class A shares.
 .  A CDSC on shares you sell within six years of purchase.
 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses. o CDSC is waived for certain redemptions.

Class C shares
 . No front end sales charge or CDSC, except for a CDSC for redemptions made within the first year after investing. All your money goes to work for you right away.
 .  Shares do not convert to another class.
 .  Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about the Funds' other classes.

Applicable Sales Charge- Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales change as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers as follows:


                                                 Discount to
                                                  Selected
                         Sales Charge as a       Dealers as a
                           Percentage of         Percentage
                           -------------
                          Your      Net Asset        of
                       Investment     Value      Investment
                       ----------     -----      ----------
Less than                4.00%        4.17%         3.75%
$100,000............
$100,000 but less
than $250,000.......     3.00%        3.09%         2.75%
$250,000 but less
than $500,000.......     2.00%        2.04%         1.75%
$500,000 but less
than $1,000,000.....     1.25%        1.27%         1.00%
$1,000,000 or
more................     None*        None*     (see below)**

--------------------
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. **The Distributor will pay 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers - General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers- Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers - Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by The Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 .    Letter of Intent. If you intend to purchase at least $100,000 of Class A shares of the Funds you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 .    Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Funds' transfer agent to qualify.

 .    Right of Accumulation. You may add the value of any shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker or the Funds' transfer agent to qualify.

Certain brokers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:
 .    Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;
 .    Class B shares within six years of buying them;
 .    Class C shares within one year of buying them.

These time periods include the time you held Class B or Class C shares of another Munder Fund which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.

Years Since Purchase                           CDSC
--------------------                           ----
First...................................       5.00%
Second..................................       4.00%
Third...................................       3.00%
Fourth..................................       3.00%
Fifth...................................       2.00%
Sixth...................................       1.00%
Seventh and thereafter..................       0.00%

[At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.]

You will not pay a CDSC to the extent that the value of the redeemed shares represents:
     .   reinvestment of dividends or capital gains distributions; or
     .   capital appreciation of shares redeemed.

When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. [We will calculate the holding period of Class B shares of a Fund acquired through an exchange of Class B shares of the Munder Money Market Fund (which are available only by exchange of Class B shares of a Munder
Fund) from the date that the Class B shares of the initial Munder Fund were purchased.]

CDSC Waivers
We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:
 .    redemptions made within one year after the death of a shareholder or registered joint owner;
 .    minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
 .    involuntary redemptions made by the Fund;
 .    redemptions limited to 10% per year of an account's net asset value. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:
 .    redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)    the Plan is recordkept on a daily valuation basis by Merrill Lynch; or
(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or
(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A, Class B and Class C shares that allow the Funds to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


Other Information

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
-------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Funds will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held by in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.


Distributions
-------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Bond Fund, Intermediate Bond Fund, U.s. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-free Bond Fund And Tax-free Short-intermediate Bond Fund These Funds pay dividends, if any, monthly.

International Bond Fund
This Fund pays dividends, if any, quarterly.

All Funds

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as a gain from a sale or exchange of the shares.

Each Fund normally will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

The Funds' investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of September 30, 1999, the advisor and its affiliates had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets.

The advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 1999, the advisor was paid an advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

Portfolio Management

Bond Fund
James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of MCM or Old MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of MCM or Old MCM since 1995. Prior to joining MCM, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

Intermediate Bond Fund
Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of MCM or Old MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, has managed the Fund since March 1995.

International Bond Fund
Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of MCM or Old MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

U.S. Government Income Fund
James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of MCM or Old MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of MCM since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

Michigan Tax-free Bond Fund, Tax-free Bond Fund And Tax-free Short-intermediate Bond Fund
Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, manages the Tax-Free Funds.

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling
(800) 438-5789.

                                                                                    Bond Fund (a)
                                                                    -----------------------------------------------------------
                                                                      Year        Year        Year        Year       Year
                                                                     Ended       Ended       Ended       Ended       Ended
                                                                     6/30/99    6/30/98(e)   6/30/97     6/30/96    6/30/95(d)
                                                                     Class A     Class A     Class A     Class A     Class A
                                                                     -------     -------     -------     -------     -------
Net asset value, beginning of period............................
Income from investment operations:
Net investment income...........................................
Net realized  and unrealized gain/(loss) on
investments.....................................................
Total from investment operations................................
Less distributions:
Dividends from net investment income............................
Distributions from net realized gains...........................
Total distributions.............................................
Net asset value, end of period..................................
Total return (b)................................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................
Ratio of operating expenses to average net assets...............
Ratio of net investment income to average net assets............
Portfolio turnover rate.........................................
Ratio of operating expenses to average net assets without
waivers.........................................................

_____________________

                                                     Bond Fund (a)
---------------------------------------------------------------------------------------------------------------
   Year           Year         Year          Year       Period       Year        Year        Year      Period
   Ended         Ended        Ended         Ended       Ended       Ended       Ended       Ended      Ended
 2/28/95(e,f)    6/30/99      6/30/98(e)    6/30/97     6/30/96     6/30/99    6/30/98(e)   6/30/97    6/30/96
   Class A       Class B      Class B       Class B     Class B     Class C     Class C     Class C    Class C
   -------       -------      -------       -------     -------     -------     -------     -------    -------

                                                                        Intermediate Bond Fund (a)
                                              -------------------------------------------------------------------------------
                                                 Year        Year          Year         Year        Period         Year
                                                Ended       Ended         Ended        Ended        Ended         Ended
                                               6/30/99     6/30/98(f)    6/30/97(f)    6/30/96    6/30/95(d)    2/28/95(e)
                                               Class A      Class A       Class A      Class A      Class A       Class A
                                               -------      -------       -------      -------      -------       -------
Net asset value, beginning of period.......
Income from investment operations:
Net investment income......................
Net realized and unrealized gain/(loss) on
investments................................
Total from investment operations...........
Less distributions:
Dividends from net investment income.......
Distributions from net realized gains......
Total distributions........................
Net asset value, end of period.............
Total return (b)...........................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......
Ratio of operating expenses to average net
assets.....................................
Ratio of net investment income to
average net assets.........................
Portfolio turnover rate....................
Ratio of operating expenses to
average net assets without waivers.........

_____________

                                                Intermediate Bond Fund (a)
----------------------------------------------------------------------------------------------------------------------
    Year         Year       Year        Year       Period       Period       Year       Year         Year       Period
   Ended        Ended       Ended      Ended       Ended        Ended       Ended       Ended       Ended       Ended
  6/30/99     6/30/98(f)  6/30/97(f)   6/30/96    6/30/95(d)   2/28/95(e)   6/30/99    6/30/98(f)  6/30/97(f)   6/30/96
  Class B      Class B     Class B      Class B    Class B      Class B      Class C    Class C     Class C      Class C
  -------      -------     -------      -------    -------      -------      -------    -------     -------      -------

                                                                            International Bond Fund (a)
                                                     --------------------------------------------------------------------------
                                                       Year     Year     Period    Year     Year      Period   Year     Period
                                                      Ended    Ended     Ended     Ended    Ended     Ended    Ended    Ended
                                                      6/30/99  6/30/98   6/30/97   6/30/99  6/30/98   6/30/97  6/30/99  6/30/98
                                                      Class A  Class A   Class A   Class B  Class B   Class B  Class C  Class C
                                                      -------  -------   -------   -------  -------   -------  -------  -------
Net asset value, beginning of period...............
Income from investment operations:
Net investment income..............................
Net realized  and unrealized gain/(loss) on
investments........................................
Total from investment operations...................
Less distributions:
Dividends from net investment income...............
Distributions from net realized gains..............
Total distributions................................
Net asset value, end of period.....................
Total return (b)...................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............
Ratio of operating expenses to average net assets..
Ratio of net investment income to average net assets
Portfolio turnover rate............................
Ratio of operating expenses to average net
assets without waivers.............................

_______________

                                                U.S. Government Income Fund(a)
-------------------------------------------------------------------------------------------------------------------------------
    Year         Period       Year        Year        Period        Year         Year        Year        Year       Period
    Ended        Ended       Ended        Ended        Ended       Ended        Ended       Ended       Ended        Ended
   6/30/99      6/30/98     6/30/97     6/30/96(f)   6/30/95(d)   2/28/95(e)    6/30/99     6/30/98     6/30/97    6/30/96(f)
   Class A      Class A     Class A      Class A      Class A      Class A      Class B     Class B     Class B      Class B
   -------      -------     -------      -------      -------      -------      -------     -------     -------      -------

                                                     U.S. Government Income Fund (a)          Michigan Tax-Free Bond Fund (a)
                                                   -----------------------------------   -----------------------------------------
                                                      Year       Period      Period       Year       Year      Period      Year
                                                     Ended       Ended       Ended       Ended      Ended      Ended       Ended
                                                    6/30/99     6/30/98     6/30/97      6/30/99    6/30/98   6/30/97(e)  6/30/96(e)
                                                    Class C     Class C     Class C      Class A    Class A    Class A     Class A
                                                    -------     -------     -------      -------    -------    -------     -------
Net asset value, beginning of period................
Income from investment operations:
Net investment income...............................
Net realized and unrealized gain/(loss) on
investments.........................................
Total from investment operations....................
Less distributions:
Dividends from net investment income................
Distributions from net realized gains...............
Total distributions.................................
Net asset value, end of period......................
Total return (b)....................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................
Ratio of operating expenses to average net assets...
Ratio of net investment income to average net assets
Portfolio turnover rate.............................
Ratio of operating expenses to average net
assets without waivers..............................

_________

                                                   Michigan Tax-Free Bond Fund (a)
-----------------------------------------------------------------------------------------------------------------------------------
    Period       Year        Year      Year      Year        Year       Period         Period      Year        Year       Period
    Ended        Ended      Ended     Ended      Ended      Ended       Ended          Ended      Ended       Ended       Ended
6/30/95(d,e)  2/28/95(e,f) 6/30/99   6/30/98   6/30/97(e) 6/30/96(e) 6/30/95(d,e)  2/28/95(e,f)  6/30/99     6/30/98    6/30/97(e)
   Class A       Class A   Class B   Class B    Class B    Class B     Class B        Class B    Class C     Class C      Class C
   -------       -------   -------   -------    -------    -------     -------        -------    -------     -------      -------

                                                                                      Tax-Free Bond Fund (a)
                                                              ----------------------------------------------------------------------
                                                                Year        Year        Year       Period       Year         Year
                                                               Ended       Ended       Ended       Ended        Ended       Ended
                                                              6/30/99     6/30/98    6/30/97(e)  6/30/96(e)    6/30/99     6/30/98
                                                              Class A     Class A     Class A     Class A      Class B     Class B
                                                              -------     -------     -------     -------      -------     -------
Net asset value, beginning of period........................
Income from investment operations:
Net investment income.......................................
Net realized  and unrealized gain/(loss) on investments.....
Total from investment operations............................
Less distributions:
Dividends from net investment income........................
Distributions from net realized gains.......................
Total distributions.........................................
Net asset value, end of period..............................
Total return (b)............................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................
Ratio of operating expenses to average net assets...........
Ratio of net investment income to average net assets........
Portfolio turnover rate.....................................
Ratio of operating expenses to average net
  assets without waivers....................................

                            Tax-Free Bond Fund (a)
-------------------------------------------------------------------------------
     Year          Year        Period        Period          Year     Period
    Ended         Ended         Ended         Ended         Ended      Ended
 6/30/97(e)     6/30/96(e)   6/30/95(d,e)   2/28/95(f)     6/30/99    6/30/98
   Class B        Class B      Class B       Class B       Class C    Class C
   -------        -------      -------       -------       -------    -------

                                                                             Tax-Free Short-Intermediate Bond Fund (a)
                                                               ---------------------------------------------------------------
                                                                   Year        Year        Year         Year        Period
                                                                  Ended       Ended        Ended        Ended        Ended
                                                                 6/30/99     6/30/98    6/30/97(f)   6/30/96(f)   6/30/95(d)
                                                                 Class A     Class A      Class A      Class A      Class A
                                                                 -------     -------      -------      -------      -------
Net asset value, beginning of period........................
Income from investment operations:
Net investment income.......................................
Net realized  and unrealized gain/(loss) on investments.....
Total from investment operations............................
Less distributions:
Dividends from net investment income........................
Distributions from net realized gains.......................
Total distributions.........................................
Net asset value, end of period..............................
Total return (b)............................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................
Ratio of operating expenses to average net assets...........
Ratio of net investment income to average net assets........
Portfolio turnover rate.....................................
Ratio of operating expenses to average net
  assets without waivers....................................

                   Tax-Free Short-Intermediate Bond Fund (a)
--------------------------------------------------------------------------------
   Year            Year         Year           Year         Period      Period
   Ended           Ended       Ended          Ended         Ended       Ended
 2/28/95(e)       6/30/99     6/30/98       6/30/97(f)    6/30/96(f)   6/30/99
   Class A        Class A     Class B        Class B        Class B    Class C
   -------        -------     -------        -------        -------    -------


____________________

For More Information

                                                                                   To Obtain Information:
                                                                                   ------------------------------------------------
More information about the Funds is available free upon request,
including the following:                                                           By telephone
                                                                                   Call 1-800-438-5789
Annual/Semi-Annual Reports
                                                                                   By mail
You will receive unaudited semi-annual reports and audited annual reports on a     The Munder Funds
regular basis from the Funds. In addition, you will By mail also receive updated   480 Pierce Street
prospectuses or supplements to this The Munder Funds prospectus. In order to       Birmingham, MI 48009
eliminate duplicate mailings, the Funds 480 Pierce Street will only send one
copy of the above communications to (1) accounts Birmingham, MI 48009 with the     On the Internet
same primary record owner, (2) joint tenant accounts, (3)                          Text-only versions of fund documents can be
tenant in common accounts and (4) accounts which have the same                     viewed online or downloaded from:
address.
                                                                                   Securities and Exchange Commission
Statement of Additional Information                                                http://www.sec.gov

Provides more details about the Funds and their policies.  A current               You can also obtain copies by visiting the
Statement of Additional Information is on file with the Securities                 Securities and Exchange Commission's Public
and Exchange Commission and is incorporated by reference (is legally               Reference Room in Washington, D.C. (phone
considered part of this prospectus).                                               1-800-SEC-0330) or by sending your request and
                                                                                   a duplicating fee to the Securities and
                                                                                   Exchange Commission's Public Reference Section,
                                                                                   Washington, D.C. 20549-6009.

                                                                                   You may also find more information about the
                                                                                   Funds on the Internet at:
                                                                                   http://www.munderfunds.com
                                                                                   ------------------------------------------------


The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Funds Trust
SEC file number: 811-5899

                                                           Class A, B & C Shares


[Munder Logo]
                                                                      Prospectus



                                                                October 26, 1999


                                                   The Munder Money Market Funds
                                                                 Cash Investment
                                                                    Money Market
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market









                                 As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

2   Risk/Return Summary

    Cash Investment Fund
2   Goal
2   Principal Investment Strategies
2   Principal Risks
    Money Market Fund And Tax-Free Money Market Fund
3   Goal
3   Principal Investment Strategies
3   Principal Risks
    U.S. Treasury Money Market Fund
4   Goal
4   Principal Investment Strategies
4   Principal Risks

4   Who May Want To Invest
5   Performance
8   Fees And Expenses

10  More About The Funds

13  Your Investment
13  How To Reach The Funds
13  Purchasing Shares
14  Exchanging Shares
14  Redeeming Shares
15  Additional Policies For Purchases, Exchanges And Redemptions
16  Shareholder Privileges

17  Distribution Arrangements
17  CDSC
18  12B-1 Fees
18  Other Information

19  Pricing Of Fund Shares

19  Distributions

20  Federal Tax Considerations
20  Taxes On Distributions
20  Taxes On Sales Or Exchanges
20  Other Considerations

21  Management
21  Investment Advisor
21  Portfolio Managers

22  Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' principal investment strategies and risks, please read the section entitled More About The Funds. Each Fund may also use other investment techniques to achieve its goal. For information on these techniques and their related risks, please read the Statement of Additional Information.

An investment the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Cash Investment Fund

Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities, guaranteed investment contracts, stripped securities, asset-backed securities, enter into repurchase agreements and lend its portfolio securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks of investing in the Fund are:

Credit (or Default) Risk is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Foreign Securities Risk is the risk of loss because investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Prepayment Risk is the risk that the Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

Money Market Fund

Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities, guaranteed investment contracts, stripped securities, asset-backed securities, enter into repurchase agreements and lend its portfolio securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks of investing in the Fund are:

Credit (or Default) Risk is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

Tax-Free Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate and zero coupon securities. The Fund may also invest in other investment companies and lend its portfolio securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks of investing in the Fund are:

Credit (or Default) Risk is the risk of loss because an issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds.

Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

U.S. Treasury Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund may also lend its portfolio securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risk of investing in the Fund is:

Interest Rate Risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Funds."

Who May Want To Invest

 . The Funds may be appropriate for investors who desire a high level of income and liquidity and stability of principal.

 . The Money Market Fund is also designed to be acquired by the exchange of shares of other Munder Funds for investors who own other Munder Funds, wish to be out of the market temporarily and do not desire to incur redemption fees or sales charges.

The Funds alone cannot provide a balanced investment program.

Performance

The bar charts and tables below give some indication of: (a) the variability of the Funds' returns by showing changes in each Fund's performance from year to year over the life of the Fund; and (b) the risk of an investment in a Fund by showing how each Fund's average annual total returns over different calendar periods compare to those of a broad based securities market index.

When you consider this information, please remember a Fund's performance in past years is not necessarily an indication of how a Fund will perform in the future.

Cash Investment Fund

[BAR CHART]

Calendar Year Total Return (Class A)

          1993:     _____%
          1994:     _____%
          1995:     _____%
          1996:     _____%
          1997:     _____%
          1998:     _____%

---------------------
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                                                 Since
Class- Inception Date        1 Year          5 Years         Inception
----------------------    ------------     ------------    -----------
Class A  (12/1/92)
[Index]                                                              *

Since inception of Class ___**

*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

You may call 1-800-[    ] to obtain the Fund's current 7-day yield.

Money Market Fund

[BAR CHART]

Calendar Year Total Return (Class B)

The annual returns in the bar chart are for the Fund's Class B Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

     1995:    _____%
     1996:    _____%
     1997:    _____%
     1998:    _____%

----------------
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)

                                                 Since
Class- Inception Date        1 Year          Inception
----------------------    ------------     -----------
Class A  (7/3/95)
Class B  (2/16/94)
[Index]                                              *

Since inception of Class ___**
Since inception of Class ___**

------------------
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

You may call 1-800 [     ] to obtain the Fund's current 7-day yield.

Tax-Free Money Market Fund

[BAR CHART]

Calendar Year Total Return (Class A)

          1993:  _____%
          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

-------------------
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                                                Since
Class- Inception Date        1 Year          5 Years         Inception
----------------------    ------------     ------------    -----------
Class A  (11/29/92)
[Index]                                                              *

Since inception of Class ___**

-------------------
*Index return from __/__/9__

**Index return from month-end of applicable class inception date.

You may call 1-800 [    ] to obtain the Fund's current 7-day yield.

U.S. Treasury Money Market Fund

[BAR CHART]

Calendar Year Total Return (Class A)

          1993:  _____%
          1994:  _____%
          1995:  _____%
          1996:  _____%
          1997:  _____%
          1998:  _____%

-------------------
Year-to-date through September 30, 1999:  _____%

Best Quarter:          Q____199__       _____%
Worst Quarter:         Q____199__       _____%

Average Annual Total Return
(for the periods ended December 31, 1998)
                                                                 Since
Class- Inception Date        1 Year          5 Years         Inception
----------------------    ------------     ------------    -----------
Class A  (11/24/92)
[Index]                                                              *

Since inception of Class ___**

--------------
*Index return from __/__/9__
**Index return from month-end of applicable class inception date.

You may call 1-800 [     ] to obtain the Fund's current 7-day yield.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                            Cash Investment Fund
                                         Tax-Free Money Market Fund
                                       U.S. Treasury Money Market Fund                Money Market Fund
                                       -------------------------------                -----------------
Shareholder Fees
(fees paid directly from your                      Class A                 Class A         Class B        Class C
investment)                                        Shares                   Shares         Shares         Shares
-----------------------------                      -------                 -------         -------        -------
Maximum Sales Charge (Load)
Imposed on Purchases.............                   None                    None            None           None
Sales Charge (Load) Imposed on
Reinvested Dividends.............                   None                    None            None           None
Maximum Deferred Sales Charge
(Load)...........................                   None                    None(a)         5%(b)          1%(c)
Redemption Fees..................                   None                    None            None           None
Exchange Fees....................                   None                    None            None           None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs and the return on your investment may be higher or lower.

            Annual Fund Operating Expenses
                 as a % of net assets                                                         Examples
-----------------------------------------------------------       ----------------------------------------------------------------
Money Market Fund
                              Class A    Class B    Class C                      Class A   Class B    Class B   Class C    Class C
                              Shares     Shares     Shares                        Shares   Shares*   Shares**   Shares*   Shares**
                              -------    -------    -------                      -------   -------   --------   -------   --------
Management Fees                   .40%       .40%       .40%        1 Year
Distribution and/or
Service (12b-1) Fees              .25%      1.00%      1.00%        3 Years
Other Expenses                  [   ]%     [   ]%     [   ]%        5 Years
                                -----      -----      -----
Total Annual Fund
Operating Expenses              [   ]%     [   ]%     [   ]%       10 Years***
                                -----      -----      -----

Cash Investment Fund
                              Class A                                            Class A
                               Shares                                             Shares
                              -------                                            -------
Management Fees                  .35%                               1 Year
Distribution and/or
Service (12b-1) Fees             .25%                               3 Years
Other Expenses                 [   ]%                               5 Years
                               -----
Total Annual Fund
Operating Expenses             [   ]%                              10 Years
                               -----

                        Annual Fund Operating Expenses
                             as a % of net assets                                                      Examples
------------------------------------------------------------------------------   ---------------------------------------------------
Tax-Free Money Market Fund
                                     Class A                                                   Class A
                                     Shares                                                     Shares
                                     -------                                                   -------
Management Fees                         .35%                                      1 Year
Distribution and/or Service             .25%
(12b-1) Fees                                                                      3 Years
Other Expenses                        [   ]%                                      5 Years
                                      -----
Total Annual Fund
Operating Expenses                    [   ]%                                     10 Years
                                      -----

U.S. Treasury Money Market Fund

                                     Class A                                                   Class A
                                     Shares                                                     Shares
                                     -------                                                   -------
Management Fees                        .35%                                       1 Year
Distribution and/or Service            .25%
(12b-1) Fees                                                                      3 Years
Other Expenses                       [   ]%                                       5 Years
                                     -----
Total Annual Fund
Operating Expenses                   [   ]%                                      10 Years
                                     -----

-------------------
(a) A contingent deferred sales charge(CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of shares acquired through the exchange of Class A shares of other funds purchased on or after June 27, 1995 as part of an investment of $1,000,000 or more.
(b)  The CDSC payable on redemption of Class B shares declines over time.
(c) The CDSC applies to redemptions within one year after the initial investment in Class C shares.
*  Assumes you sold your shares at the end of the time period.
**  Assumes you stayed in the Fund.
*** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after date of original purchase.

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal investments, strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investment strategies and their associated risks. The Funds may also use techniques and invest in securities described in the Statement of Additional Information.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal Obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Foreign Securities. The Cash Investment Fund and the Money Market Fund may invest up to 25% of total assets in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Funds in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements. The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts. The Cash Investment Fund and the Money Market may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Cash Investment Fund and the Money Market Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market. Each Fund may invest up to 10% of its net assets in securities that are illiquid. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

When - Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they ar3e actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Securities Lending. Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Short-Term Trading. Each Fund may engage in short-term trading. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on the Fund. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Fund invests or affect worldwide markets and economies.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:    1-800-438-5789
                 Call for shareholder services.

By mail:         The Munder Funds
                 480 Pierce Street
                 Birmingham, Michigan 48009

Purchasing Shares

Purchase Price of Shares

Class A shares of a Fund are sold at the net asset value (NAV) next determined without a sales charge after a purchase order is received in proper form.

Brokers-dealers (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment Minimums
The minimum initial investment for Class A shares of the Cash Investment Fund, the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund is $250.

Subsequent investments must be at least $50.

Timing of orders
Purchase orders must be received by the Fund's distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

Class A, B and C shares of the Money Market Fund may be acquired only through an exchange of shares of the corresponding class of another Munder Fund.

Investors may purchase Class A shares of the Cash Investment Fund, the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund:

 . By Broker. Any broker authorized by the distributor can sell you Class A shares of the Funds. Please note that brokers may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not generally accept third-party checks.]

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

     Boston Safe Deposit and Trust Company
     Boston, MA
     ABA# 011001234
     DDA# 16-798-3
     Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .  You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 .  You may exchange Class A shares of your Fund for Class A shares of other
   Munder Funds based on their relative net asset values.

 . You may exchange Class B and Class C shares of the Money Market Fund for the corresponding class of shares of other Munder Funds.

 .  [You may exchange Class A shares of the Cash Investment Fund, the U.S.
   Treasury Money Market Fund and the Tax-Free Money Market Fund for Class A, Class B or Class C shares of other Munder Funds, subject to any applicable sales charge differential.]

 . [Class A shares of the Funds that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of another Munder Fund.]

 . Class B and Class C shares of the Money Market Fund will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .  Brokers may charge a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares

 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price

We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 . For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the recordowner of the account;
   (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

Methods for Redeeming Shares

You may redeem shares of the Funds in several ways:

 .  By Mail. You may mail your redemption request to: The Munder Funds, c/o First
   Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by calling your broker or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

   If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

   During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .  You may redeem shares through the Automatic Withdrawal Plan.

 .  Free Checkwriting is available to holders of Class A shares of the Funds.

Additional Policies For Purchases, Exchanges And Redemptions

     . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

     .  The Funds reserve the right to reject any purchase order.

     . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

     . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     . To limit the Funds' expenses, we do not currently issue share certificates.

     .  A Fund may temporarily stop redeeming shares if:

        .  the New York Stock Exchange is closed;

        .  trading on the New York Stock Exchange is restricted;

        . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

        . if the Securities and Exchange Commission orders the Fund to suspend redemptions.

     . If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Funds' objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

     . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

     . If you purchased shares directly from the Funds, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

Shareholder Privileges

 . Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

 . Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

 . Free Checkwriting. Free checkwriting is available to holders of Class A shares of the Funds who complete the signature card section of the account application form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Distribution Arrangements
--------------------------------------------------------------------------------
Cdsc


You pay a CDSC when you redeem:
 .  Class A shares of the Money Market Fund within one year of buying them;
 . Class A shares of the Money Market Fund acquired through the exchange of Class A Shares of another Munder Fund purchased before Jun e 27, 1995 as part of an investment of $500,000 or more;
 .  Class B shares of the Money Market Fund within six years of buying them;
 .  Class C shares of the Money Market Fund within one year of buying them.

These time periods include the time you held the shares you exchanged to acquire Money Market Fund shares.

You pay a 1% CDSC when you redeem Class A shares of the Money Market Fund:
 .  that you acquired through the exchange of initial Class A shares of another
   Munder Fund;
 . if you acquired the initial Class A shares after June 27, 1995; and . if the initial shares were purchased without a sales charge in connection with an investment of $1,000,000 or more.

You pay a CDSC of 1% when you redeem Class C shares of the Money Market Fund within one year of the date you purchased the initial Class C shares that you exchanged to acquire Money Market Fund shares.

The CDSC schedule for Class B shares of the Money Market Fund purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.


                 Money Market Fund
                  Class B Shares

Years Since Purchase                          CDSC
--------------------                          ----
First.......................................  5.00%
Second......................................  4.00%
Third.......................................  3.00%
Fourth......................................  3.00%
Fifth.......................................  2.00%
Sixth.......................................  1.00%
Seventh and thereafter......................  0.00%

You will not pay a CDSC to the extent that the value of the redeemed shares represents:
 . reinvestment of dividends or capital gains distributions; or . capital appreciation of shares redeemed.

When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

CDSC Waivers
We will waive the CDSC payable upon redemption of Class B shares of the Money Market Fund which you purchased after June 27, 1995 for:

 .  redemptions made within one year after the death of a shareholder or registered joint owner;
 .  minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;
 .  involuntary redemptions made by the Fund;
 . redemptions limited to 10% per year of an account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class A and Class B CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.


Rule 12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A shares and the Money Market Fund has adopted Rule 12b-1 plans for Class B and Class C shares that allow the Funds to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A , Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Money Market Fund may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


Other Information

The advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing Shareholder services to its customers who own shares of the Funds.

Pricing of Fund Shares
-----------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of 2:45 p.m. (Eastern time) and as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).

If the New York Stock Exchange closes early, the Funds will accelerate its calculation of NAV and transaction deadlines to that time.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Distributions
-----------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare dividends daily and pay them monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.

If a purchase order is accepted by 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase. If a redemption order is received by 2:45 p.m. (Eastern time), the redeeming shareholder will not receive dividends for that day.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund normally will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
---------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Money Market Fund expects that a portion of its dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

The Funds' investment advisor is Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009. As of September 30, 1999, the advisor and its affiliates had approximately $___ billion in assets under management, of which $___ billion were invested in equity securities, $___ billion were invested in money market or other short-term instruments, $___ billion were invested in other fixed income securities, and $___ billion in non-discretionary assets.

The advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Cash Investment Fund....................  .35%
Tax-Free Money Market Fund..............  .35%
U.S. Treasury Money Market Fund.........  .35%
Money Market Fund.......................  .40%

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the financial performance of each class of shares of each Fund for the past 5 years (or, if shorter, the period of the Fund's or class' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the annual reports, and incorporated by reference into the Statement of Additional Information. You may obtain the annual report without charge by calling (800) 438-5789.


                                                                                Cash Investment Fund(a)
                                                       --------------------------------------------------------------------------
                                                       Year            Year            Year            Year            Year
                                                       Ended           Ended           Ended           Ended           Ended
                                                       6/30/99         6/30/98         6/30/97         6/30/96         6/30/95(d)
                                                       Class A         Class A         Class A         Class A         Class A
                                                       -------         -------         -------         -------         -------
Net asset value, beginning of period..................
Income from investment operations:
Net investment income.................................
Total from investment operations......................
Less distributions:
Dividends from net investment income..................
Total distributions...................................
Net asset value, end of period........................
Total return (b)......................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................
Ratio of operating expenses to average net assets ....
Ratio of net investment income to average net assets..
Ratio of operating expenses to average net assets
without waivers.......................................

--------------------

   Cash
Investment
 Fund(a)                                Money Market Fund(a)
----------   ----------------------------------------------------------------------------
   Year        Year      Year      Year     Period     Year      Year      Year      Year
  Ended       Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
2/28/95(e)   6/30/99   6/30/98   6/30/97   6/30/96   6/30/99   6/30/98   6/30/97   6/30/96
 Class A     Class A   Class A   Class A   Class A   Class B   Class B   Class B   Class B
----------   -------   -------   -------   -------   -------   -------   -------   -------

                                                                          Money Market Fund(a)
                                                          --------------------------------------------------
                                                             Period          Year        Year       Period
                                                             Ended           Ended       Ended        Ended
                                                          6/30/95(d, e)     6/30/99     6/30/98      6/30/97
                                                             Class B        Class C     Class C      Class C
                                                          -------------     -------     -------      -------
Net asset value, beginning of period...................
Income from investment operations:
Net investment income..................................
Total from investment operations.......................
Less distributions:
Dividends from net investment income...................
Total distributions....................................
Net asset value, end of period.........................
Total return (b).......................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................
Ratio of operating expenses to average net assets .....
Ratio of net investment income to average net assets...
Ratio of operating expenses to average net assets
 without waivers.......................................

-----------------

                         Tax-Free Money Market Fund(a)
-----------------------------------------------------------------------
  Year       Year       Year        Year        Period          Year
 Ended      Ended      Ended       Ended        Ended          Ended
6/30/99    6/30/98    6/30/97     6/30/96     6/30/95(d)     2/28/95(e)
Class A    Class A    Class A     Class A      Class A        Class A
-------    -------    -------     -------     ----------     ----------

                                                                         U.S. Treasury Money Market Fund(a)
                                                      -------------------------------------------------------------------------
                                                       Year       Year        Year         Year         Period         Year
                                                       Ended      Ended       Ended        Ended         Ended         Ended
                                                      6/30/99    6/30/98     6/30/97      6/30/96      6/30/95(d)    2/28/95(e)
                                                      Class A    Class A     Class A      Class A       Class A       Class A
                                                      -------    -------     -------      -------      ----------    ----------
Net asset value, beginning of period.............
Income from investment operations:
Net investment income............................
Total from investment operations.................
Less distributions:
Dividends from net investment income.............
Total distributions..............................
Net asset value, end of period...................
Total return (b).................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............
Ratio of operating expenses to average net
 assets .........................................
Ratio of net investment income to average net
 assets..........................................
Ratio of operating expenses to average net assets
 without waivers.................................

----------------
                                       26

For More Information

More information about the Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:

By telephone
Call 1-800-438-5789

By mail
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:

Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009.

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com

The Munder Funds, Inc.
SEC file number: 811-7346

The Munder Funds Trust
SEC file number: 811-5899

                                                       Class A, B & C Shares


[Munder Logo]
                                                            Prospectus


                                                               October 26, 1999


                                                      The Munder Index 500 Fund







                                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor passed upon accuracy or adequacy of this prospectus.
                                    It is a criminal offense to state otherwise.

Table Of Contents

2     Risk/Return Summary
2     Goal
2     Principal Investment Strategy
2     Principal Risks
3     Who May Want To Invest
4     Performance
5     Fees And Expenses

6     More About The Fund

8     Your Investment
8     How To Reach The Fund
8     Purchasing Shares
9     Exchanging Shares
9     Redeeming Shares
10    Additional Policies For Purchases, Exchanges And Redemptions
11    Shareholder Privileges

12    Distribution Arrangements
12    Share Class Selection
12    Applicable Sales Charge
13    Cdsc
15    12b-1 Fees
15    Other Information

16    Pricing Of Fund Shares

16    Distributions

17    Federal Tax Considerations
17    Taxes On Distributions
17    Taxes On Sales Or Exchanges
17    Other Considerations

18    Management
18    Investment Advisor
18    Portfolio Managers

19    Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
-----------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategy of the Munder Index 500 Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund".

Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks which emphasizes large capitalization companies.

Principal Investment Strategy

The Fund pursues its goal by normally holding the securities of at least 400 of the stocks in the S&P 500.

The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

The Fund may also enter into futures contracts.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 .    Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 .    Tracking Risk. Because the Fund pays fees and transaction costs, while the
     S&P 500 does not, the Fund's returns are likely to be lower than those of the S&P 500. Tracking variance may also result from share purchases, redemptions and other factors.

 .    Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500 regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

 .    Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

Who May Want To Invest

The Fund may be appropriate for investors:

 .    Looking to invest over the long term and willing to ride out market swings.

 .    Willing to accept greater risks than those associated with fixed income investments.

 .    Looking to invest in a diversified stock portfolio focused on large capitalization companies.

The Fund alone cannot provide a balanced investment program.

Performance

The bar chart and tables below give some indication of: (a) the variability of the Fund's returns by showing changes in the Fund's performance from year to year over the life of the Fund; and (b) the risk of an investment in the Fund by showing how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

Calendar Year Total Return (Class A)

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

      1993:       _____%
      1994:       _____%
      1995:       _____%
      1996:       _____%
      1997:       _____%
      1998:       _____%
__________________
Year-to-date through September 30, 1999:  _____%

Best Quarter:     Q____199__        _____%
Worst Quarter:    Q____199__        _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                                        Since
Class- Inception Date*           1 Year            5 Years          Inception
----------------------        ------------      -------------     ------------
Class A  (12/9/92)
Class B  (10/31/92)
[Index]                                                                    **
         Since inception of Class ___***
         Since inception of Class ___***
_____________________
*As of the date of this prospectus, Class C shares are not being offered. Accordingly, performance information for that class is not presented.
**Index return from __/__/9__
***Index return from month-end of applicable class inception date.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

Fees And Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                                  Class A      Class B     Class C
Shareholder Fees (fees paid directly from your investment)                        Shares       Shares      Shares
                                                                                  -------      -------     -------
Maximum Sales Charge (Load) Imposed on Purchases...........................        2.5%(a)        None        None
Sales Charge (Load) Imposed on Reinvested Dividends........................        None           None        None
Maximum Deferred Sales Charge (Load).......................................        None(b)        3%(c)       1%(d)
Redemption Fees............................................................        None           None        None
Exchange Fees..............................................................        None           None        None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a %
of net assets
                                                        Class A              Class B             Class C
                                                         Shares              Shares              Shares
                                                        -------              -------             -------
Management Fees                                            .12%                 .12%                .12%
Distribution and/or Service (12b-1) Fees                   .15%                 .50%               1.00%
Other Expenses                                             [ ]%                 [ ]%                [ ]%
                                                        -------              -------             -------
Total Annual Fund Operating Expenses                       [ ]%                 [ ]%                [ ]%
                                                        =======              =======             =======

________________________
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 0.20% CDSC applies to redemptions of Class A shares that were purchased with no initial sales charge as part of an investment of $500,000 or more and are redeemed within one year of purchase.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(d) Payable on redemptions of Class C shares within one year of purchase.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          Class A         Class B              Class B       Class C              Class C
                          Shares          Shares*              Shares**      Shares*              Shares**
                         -------         --------             ---------     --------             ---------
1 Year                      $               $                     $            $                     $

3 Years                     $               $                     $            $                     $
5 Years                     $               $                     $            $                     $

10 Years***                 $               $                     $            $                     $

________________________
*Assumes you sold your shares at the end of the time period.
**Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Fund
-------------------------------------------------------------------------------

The Fund's principal investment strategy and risks are summarized above in the section entitled "Risk/Return Summary". A more complete description of the Fund's investments and strategies and their associated risks is provided below. The Fund may also invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Equity Securities. The Fund invests in equity securities which include common stocks, preferred stocks and securities convertible into common stocks.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs") which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.

         Investment Strategy. The Fund may invest up to 25% of its total assets in foreign securities.

         Special Risks. Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

         Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's respective net currency positions may expose it to risks independent of its securities positions.

A further risk of investing in foreign securities is the risk that the Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Derivatives. Derivatives are financial contracts whose value is based on a security, a currency exchange or interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts and options.

         Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

         Special Risks. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

         Investment Strategy. The Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

         The Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

         Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

         Investment Strategy. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

         Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

         Investment Strategy. The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

         Special Risks. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on the Fund. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Fund invests or affect worldwide markets and economies.

Disclaimers. The Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone:  1-800-438-5789
               Call for account information

By mail:       The Munder Funds
               480 Pierce Street
               Birmingham, Michigan 48009

Purchasing Shares

Purchase Price of Shares
Class A shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of the Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers (other than the Fund's distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment Minimums
Initial:                    $250

Subsequent:                 $ 50

Automatic Investment Plan:  $ 25

Purchases in excess of $250,000 must be for Class A or Class C shares.

Timing of orders
Purchase orders must be received by the Fund's distributor or transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares
Investors may purchase shares:
 .    By Broker. Any broker authorized by the Fund's distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

 .    By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not generally accept third-party checks.]

 .    By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

         Boston Safe Deposit and Trust Company
         Boston, MA
         ABA# 011001234
         DDA# 16-798-3
         Account No.:

     You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .    You may purchase shares through the Automatic Investment Plan.

 .    You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 .    You may exchange Fund shares for shares of the same class of other Munder
     Funds based on their relative net asset values.

 .    [Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of the Fund.]

 .    Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 .    You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 .    If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 .    A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 .    Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .    Brokers may charge you a fee for handling exchanges.

 .    We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 .    Exchanges By Telephone. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 .    Exchanges By Mail. You may send exchange orders to your broker or you may send them directly to the Fund's transfer agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 .    For your protection, a signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

Methods for Redeeming Shares
You may redeem shares of the Fund in several ways:

 .    By Mail. You may mail your redemption request to: The Munder Funds, c/o
     First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 .    By Telephone. You can redeem your shares by contacting your broker or calling the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 .    You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 .    We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 .    The Fund reserves the right to reject any purchase order.

 .    At any time, the Fund may change any of its purchase or redemption procedures and may suspend the sale of its shares.

 .    The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 .    We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 .    To limit the Fund's expenses, we do not currently issue share certificates.

 .    The Fund may temporarily stop redeeming shares if:

     . the New York Stock Exchange is closed;

     . trading on the New York Stock Exchange is restricted;

     . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or the Securities and Exchange

     . Commission orders the Fund to suspend redemptions.

 .    If accepted by the Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 .    The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 .    We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 .    We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 .    If you purchased shares directly from the Fund, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 .    [The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. The Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If the Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

     Additionally, in no event will the Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.]

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the same class of the Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You or your broker must notify the Fund's transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------

Share Class Selection

The Fund has registered Class A, Class B and Class C shares and currently offers Class A and Class B shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 .    Front end sales charge. There are several ways to reduce these sale charges.
 .    Lower annual expenses than Class B and Class C shares.

Class B shares
 .    No front end sales charge.  All your money goes to work for you right away.
 .    Higher annual expenses than Class A shares.
 .    A CDSC on shares you sell within six years of purchase.
 .    Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.
 .    CDSC is waived for certain redemptions.

Class C shares
 .    No front end sales charge or CDSC, except for a CDSC for redemptions made within the first year after investing. All your money goes to work for you right away.
 .    Shares do not convert to another class.
 .    Higher annual expenses than Class A shares.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.

Applicable Sales Charge- Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invests increases. The current sales charge rates and commissions paid to selected dealers as follows:

                                                    Discount
                                                       to
                                                    Selected
                                Sales Charge         Dealers
                             as a Percentage of       as a
                             ------------------
                                                   Percentage
                               Your    Net Asset       of
                             Net Asset   Value     Investment
                             --------- ---------   ----------
Less than $100,000....       2.50%       2.56%        2.25%
$100,000 but less
than $250,000.........       2.00%       2.04%        1.75%
$250,000 but less than
$500,000..............       1.50%       1.52%        1.25%
$500,000 but less
than $1,000,000.......       1.00%       1.01%         .75%
$1,000,000 but less
than $3,000,000.......       None*       None*         .10%
$3,000,000 but less
than $5,000,000.......       None*       None*         .05%
$5,000,000 or
more..................       None*       None*         None

------------------
* There is no initial sales charge on purchases of $1 million or more of Class A Shares of the Fund; however, a CDSC in the amount of the Discount to Selected Dealers shown above will be imposed on the lower of the original purchase price or the net asset value of the shares at the time of redemption if such shares are redeemed within one year after the date of purchase.

Sales Charge Waivers-General
We will waive the initial sales charge on Class A shares for the following types of purchasers:

1.  individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor, employees of the Fund's service providers and immediate family members of such persons;

3. registered broker-dealers that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4.  certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers - Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers - Qualified Employer Sponsored Retirement Plans

Qualified Sponsored Retirement Plans and UPI Plans. We will waive the initial sales charge on Class A Shares of the Fund for all investments by : (i) employer sponsored retirement plans that are qualified under Section 401 (a) or Section 403(b) of the Code; (ii) employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(iii) UPI Plans.

In addition, the CDSC of up to 0.20% imposed on certain redemptions of Class A Shares of the Fund within one year of purchase will be waived for such accounts. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases of Class A Shares of the Fund by such accounts:

                                          Discount to
                                          Dealer or
Amount                                    Entity as a %
Of                                        of Offering
Purchase                                  Price
--------                                  -----
Less than $1,000,000...................   0.15%
$1,000,000 but less than $3,000,000....   0.10%
$3,000,000 but less than $5,000,000....   0.05%
$1,000,000 or more.....................   None

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 .     Letter of Intent. If you intend to purchase at least [$500,000] of Class A shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The custodian will hold such amount in escrow. The Fund's custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 .    Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Fund's transfer agent to qualify.

 .    Right of Accumulation. You may add the value of any shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker or the Fund's transfer agent to qualify.

Certain brokers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Fund's shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:
 .    Class A shares that were bought as part of an investment of at least
     [$500,000] within one year of buying them;
 .    Class B shares within six years of buying them;
 .    Class C shares within one year of buying them.

These time periods include the time you held Class B or Class C shares of another Munder Fund which you may have exchanged for Class B or Class C shares of the Fund.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased, or acquired through an exchange of shares of another Munder Fund purchased, on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower.

Years Since Purchase                      CDSC
--------------------                      ----
First.................................    3.00%
Second................................    2.50%
Third.................................    2.00%
Fourth................................    1.50%
Fifth.................................    1.00%
Sixth.................................    0.50%
Seventh and thereafter................    0.00%

At the time of sale of Class B shares, the distributor pays sales commissions of [2.00%] of the purchase price, to brokers that initiate and are responsible for purchases of such Class B shares.

You will not pay a CDSC to the extent that the value of the redeemed shares represents:
     .    reinvestment of dividends or capital gains distributions; or
     .    capital appreciation of shares redeemed.

When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. [We will calculate the holding period of Class B shares of the Fund acquired through an exchange of Class B shares of the Munder Money Market Fund (which are available only by exchange of Class B shares of a Munder
Fund) from the date that the Class B shares of the initial Munder Fund were purchased.]

CDSC Waivers
We will waive the CDSC payable upon redemptions of shares of the Fund which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:
 .  redemptions made within one year after the death of a shareholder or registered joint owner;
 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 .    involuntary redemptions made by the Fund;
 .    redemptions limited to 10% per year of an account's net asset value. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

We will waive the CDSC payable upon redemptions of shares of the Fund which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:
 .    redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers that apply when you redeem shares of the Fund purchased on or before June 27, 1995 or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)    the Plan is recordkept on a daily valuation basis by Merrill Lynch; or
(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or
(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12B-1 FEES

The Fund has adopted Rule 12b-1 plans with respect to its Class A, Class B and Class C shares that allow the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Fund may pay up to .25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Fund's distributor to provide such services. The Fund may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

OTHER INFORMATION

The advisor, or its affiliates, may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor, or its affiliates, may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

[Please note that Comerica Bank, an affiliate of the advisor receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.]

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of the Fund. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

NAV is generally based on the market value of the securities held by the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund.

DISTRIBUTIONS
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of shares.

The Fund will pay distributions in additional shares of the Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Investments in the Fund will have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain tax payers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held the Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions disclosed in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.


OTHER CONSIDERATIONS

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Fund's investment advisor is World Asset Management, L.L.C., 255 East Brown Street, Birmingham, Michigan, 48009. The advisor is a wholly-owned subsidiary of Munder Capital Management. As of September 30, 1999, the advisor [and its affiliates had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets.]

The advisor provides overall investment management for the Fund and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 1999, the Fund paid an advisory fee equal to .07% of the average daily net assets of the Fund (after fee waivers). Because a portion of the advisory fee was voluntarily waived, such payments were less than the contractual advisory fee of .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million, on an annual basis. The voluntary waiver has been terminated for the current fiscal year.

PORTFOLIO MANAGERS

Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the advisor, has been the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the financial performance of each class of shares of the Fund for the past 5 years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). Because Class C shares of the Fund were not offered during the periods shown, financial highlights are not presented for that class. The information has been audited by Ernst & Young LLP, independent accountants, whose report along with the Fund's financial statements, are included in the Fund's annual report, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report without charge by calling (800) 438-5789.

                                                                                       Index 500 Fund (a)
                                                            ------------------------------------------------------------------------
                                                                Year       Year       Year         Year      Period        Year
                                                               Ended      Ended      Ended        Ended       Ended        Ended
                                                              6/30/99    6/30/98    6/30/97    6/30/96(f)   6/30/95(d)  2/28/95(e,f)
                                                              Class A    Class A    Class A     Class A      Class A      Class A
                                                              -------    -------    -------     -------      -------      -------
Net asset value, beginning of period......................
Income from investment operations:
Net investment income.....................................
Net realized and unrealized gain on investments...........
Total from investment operations..........................
Less distributions:
Dividends from net investment income......................
Distributions from net realized gains.....................
Total distributions.......................................
Net asset value, end of period............................
Total return (b)..........................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................
Ratio of operating expenses to average net assets.........
Ratio of net investment income to average net assets......
Portfolio turnover rate...................................
Ratio of operating expenses to average net assets
without waivers...........................................

______________

--------------------------------------------------------------------
      Year             Year            Year              Year
     Ended            Ended           Ended              Ended
    6/30/99          6/30/98         6/30/97          6/30/96(f)
    Class B          Class B         Class B            Class B

FOR MORE INFORMATION


More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In addition, you will By mail also receive updated prospectuses or supplements to this The Munder Funds prospectus. In order to eliminate duplicate mailings, the Fund will 480 Pierce Street only send one copy of the above communications to (1) accounts with Birmingham, MI 48009 the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Securities and Exchange Commission Statement of Additional Information is on file with the and is incorporated by reference (is legally considered part of this prospectus).


TO OBTAIN INFORMATION:

--------------------------------------------------------------------------------

By telephone
Call 1-800-438-5789


By mail
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:

Securities and Exchange Commission
  http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009.

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com

--------------------------------------------------------------------------------


The Munder Funds Trust
SEC file number: 811-5899

                                                                  Class Y Shares

[Munder Logo]

                                                                      Prospectus


                                                                October 26, 1999


                                                       The Munder Index 500 Fund




                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

2  Risk/Return Summary
2  Goal
2  Principal Investment Strategy
2  Principal Risks
3  Who May Want To Invest
4  Performance
5  Fees And Expenses

6  More About The Fund

9  Your Investment
9  How To Reach The Fund
9  Purchasing Shares
10 Exchanging Shares
10 Redeeming Shares
10 Additional Policies For Purchases, Exchanges And Redemptions
11 Shareholder Privileges

12 Pricing of Fund Shares

12 Distributions

13 Federal Tax Considerations
13 Taxes On Distributions
13 Taxes On Sales Or Exchanges
13 Other Considerations

14 Management
14 Investment Advisor
14 Portfolio Managers

15 Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goal and principal investment strategy of the Munder Index 500 Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund".

Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks which emphasizes large capitalization companies.

Principal Investment Strategy

The Fund pursues its goal by normally holding the securities of at least 400 of the stocks in the S&P 500.

The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

The Fund may also enter into futures contracts.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P 500 does not, the Fund's returns are likely to be lower than those of the S&P 500. Tracking variance may also result from share purchases, redemptions and other factors.

 . Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500 regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

Who May Want To Invest

The Fund may be appropriate for investors:

 .  Looking to invest over the long term and willing to ride out market swings.

 . Willing to accept greater risks than those associated with fixed income investments.

 . Looking to invest in a diversified stock portfolio focused on large capitalization companies.

The Fund alone cannot provide a balanced investment program.

Performance

The bar chart and tables below give some indication of: (a) the variability of the Fund's returns by showing changes in the Fund's performance from year to year over the life of the Fund; and (b) the risk of an investment in the Fund by showing how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]

Calendar Year       Total Return
  1992:                _____%
  1993:                _____%
  1994:                _____%
  1995:                _____%
  1996:                _____%
  1997:                _____%
  1998:                _____%

----------------
Year-to-date through September 30, 1999: _____%

Best Quarter:        Q____199__          _____%
Worst Quarter:       Q____199__          _____%

Average Annual Total Returns
(for the periods ended December 31, 1998)

                                                                           Since
                                                                       Inception
                                   1 Year              5 Years         (12/1/91)
----------------------       ------------      ---------------      ------------
Class Y
[Index]

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.....................       NONE
Sales Charge (Load) Imposed on Reinvested Dividends..................       NONE
Maximum Deferred Sales Charge (Load).................................       NONE
Redemption Fees......................................................       NONE
Exchange Fees........................................................       NONE

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

Management Fees                                  .12%
Other Expenses                                   [ ]%
                                                 ----
Total Annual Fund Operating Expenses             [ ]%
                                                 ====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                           $
3 Years                                          $
5 Years                                          $
10 Years                                         $

More About The Fund
--------------------------------------------------------------------------------
The Fund's principal investment strategy and risks are summarized above in the section entitled "Risk/Return Summary". A more complete description of the Fund's investments and strategies and their associated risks is provided below. The Fund may also invest in other securities and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Equity Securities. The Fund invests in equity securities which include common stocks, preferred stocks and securities convertible into common stocks.

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs") which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.

     Investment Strategy. The Fund may invest up to 25% of its total assets in foreign securities.

     Special Risks. Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's respective net currency positions may expose it to risks independent of its securities positions.

A further risk of investing in foreign securities is the risk that the Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Derivatives. Derivatives are financial contracts whose value is based on a security, a currency exchange or interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts and options.

     Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Fund will not use derivatives for speculative purposes.

     Special Risks. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
     (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

     Investment Strategy. The Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

     The Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

     Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

     Investment Strategy. Securities lending may represent no more than 25% of the value of the Fund's total assets (including the loan collateral).

     Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

     Investment Strategy. The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

     Special Risks. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund

     (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Year 2000 Risk. Like other mutual funds, financial institutions, business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on the Fund. Similarly, there can be no assurance that year 2000 issues will not affect the companies and other issuers in which the Fund invests or affect worldwide markets and economies.

Disclaimers. The Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone:        1-800-438-5789
                     Call for account information

By mail:             The Munder Funds
                     480 Pierce Street
                     Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares

The following persons may purchase shares of the Fund:

     .  fiduciary and discretionary accounts of institutions

     . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of their clients);

     . directors, trustees, officers and employees of the Munder Funds, the advisor and the Fund's distributor;

     .  the advisor's investment advisory clients

     .  family members of employees of the advisor.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

Purchase Price of Shares

Class Y shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Broker-dealers (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment

The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders

Purchase orders must be received by the Fund's distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. [We do not generally accept third-party checks.]

 . [By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

     Boston Safe Deposit and Trust Company
     Boston, MA
     ABA# 011001234
     DDA# 16-798-3
     Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.]

 .  You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 .  Brokers may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

[Method for Exchanging Shares?]

Redeeming Shares

Redemption Price

We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . Redemption requests are effected at the NAV next determined after the transfer agent receives the order in proper form.

 . [You may redeem shares of the Fund through your [broker-dealer] or financial institution.]

[other methods]

Policies for Redeeming Shares

 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges and Redemptions

     . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

     .  The Fund reserves the right to reject any purchase order.

     . At any time, the Fund may change any of its purchase, redemption or exchange practices, and may suspend the sale of its shares.

     . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     . To limit the Funds expenses, we do not currently issue share certificates.

     . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     .  The Fund may temporarily stop redeeming shares if:

        .  the New York Stock Exchange is closed;

        .  trading on the New York Stock Exchange is restricted;

        . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

        . the Securities and Exchange Commission orders the Fund to suspend redemptions.

     . If accepted by the Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

     . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

     . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

     . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
-------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of the Fund. NAV for Class Y shares is calculated by (1) taking the current value of the Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

NAV is generally based on the market value of the securities held by the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees.

Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
-------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, quarterly.

The Fund distributes its net realized capital gains, if any, at least annually.

The Fund will pay distributions in additional shares of the Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
-------------------------------------------------------------------------------

Investments in the Fund will have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and other potential tax liabilities, including backup withholding for certain shareholders and about tax aspects of dispositions of shares of the Fund is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held the Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November, or December, but not paid until January of the next following year, are taxed as though they were paid on December 31 in the year in which they are paid.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
-------------------------------------------------------------------------------

Investment Advisor

The Fund's investment advisor is World Asset Management, L.L.C., 255 East Brown Street, Birmingham, Michigan, 48009. The advisor is a wholly-owned subsidiary of Munder Capital Management. As of September 30, 1999, the advisor [and its affiliates had approximately $__ billion in assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, $__ billion were invested in other fixed income securities, and $__ billion in non-discretionary assets.]

The advisor provides overall investment management for the Fund and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended June 30, 1999, the Fund paid an advisory fee equal to .07% of the average daily net assets of the Fund ( after fee waivers). Because a portion of the advisory fee was voluntarily waived, such payments were less than the contractual advisory fee of .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million, on an annual basis. The voluntary waiver has been terminated for the current fiscal year.

Portfolio Managers

Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund.
Mr. Johnson, a Chief Investment Officer of the advisor, has been the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the financial performance of Class Y shares of the Fund for the period of the Class Y shares operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent accountants, whose report along with the Fund's financial statements, are included in the Fund's annual report, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report without charge by calling (800) 438-5789.

                                                                                    Index 500 Fund (a)
                                                           --------------------------------------------------------------------
                                                             Year       Year       Year        Year         Year         Year
                                                            Ended       Ended      Ended       Ended        Ended        Ended
                                                           6/30/99     6/30/98    6/30/97    6/30/96(f)   6/30/95(d)    2/28/95
                                                           -------     -------    -------    ----------   ----------    -------

Net asset value, beginning of period...................
Income from investment operations:
Net investment income..................................
Net realized and unrealized gain on investments........
Total from investment operations.......................
Less distributions:
Dividends from net investment income...................
Distributions from net realized gains..................
Total distributions....................................
Net asset value, end of period.........................
Total return (b).......................................

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................
Ratio of operating expenses to average net assets......
Ratio of net investment income to average net assets...
Portfolio turnover rate................................
Ratio of operating expenses to average net assets
 without waivers.......................................
----------------

For More Information

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:

By telephone
Call 1-800-438-5789

By mail
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:

Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009.

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com

The Munder Funds Trust
SEC file number: 811-5899

                 THE MUNDER FUNDS, INC., THE MUNDER FUNDS TRUST
                     AND THE MUNDER FRAMLINGTON FUNDS TRUST

Munder Balanced Fund                                    Munder Framlington International Growth Fund
Munder Equity Selection Fund                            Munder Bond Fund
Munder Index 500 Fund                                   Munder Intermediate Bond Fund
Munder Growth Opportunities Fund                        Munder International Bond Fund
Munder Growth & Income Fund                             Munder Short Term Treasury Fund
Munder International Equity Fund                        Munder U.S. Government Income Fund
Munder Micro-Cap Equity Fund                            Munder Michigan Tax-Free Bond Fund
Munder Multi-Season Growth Fund                         Munder Tax-Free Bond Fund
Munder NetNet Fund                                      Munder Tax-Free Short-Intermediate Bond Fund
Munder Real Estate Equity Investment Fund               (formerly Munder Tax-Free Intermediate Bond Fund)
Munder Small-Cap Value Fund                             Munder Cash Investment Fund
Munder Small Company Growth Fund                        Munder Money Market Fund
Munder Value Fund                                       Munder Tax-Free Money Market Fund
Munder Framlington Emerging Markets Fund                Munder U.S. Treasury Money Market Fund
Munder Framlington Global Financial Services Fund
Munder Framlington Healthcare Fund

                          (collectively, the "Funds")

                      STATEMENT OF ADDITIONAL INFORMATION
                               October 26, 1999

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fifteen investment portfolios, eleven of which are described in this SAI; The Munder Funds Trust (the "Trust") currently offers a selection of fourteen investment portfolios, each of which is described in this SAI; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of four investment portfolios, each of which is described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with the Company's, the Trust's, and Framlington's Prospectuses dated October 26, 1999. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. [The financial statements for the Company, the Trust and Framlington including notes thereto, dated June 30, 1999 are incorporated by reference into this SAI from the annual reports of the Company, the Trust and Framlington.]

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
History and General Information.........................................     3
Fund Investments........................................................     4
Risk Factors and Special Considerations -- Index 500 Fund...............    18
Risk Factors and Special Considerations -- Michigan Tax-Free Bond Fund
and Tax-Free Short-Intermediate Bond Fund...............................    20
Investment Limitations..................................................    22
Temporary Defensive Position............................................    27
Management of the Fund..................................................    27
Investment Advisory and Other Service Arrangements......................    32
Portfolio Transactions..................................................    45
Additional Purchase and Redemption Information..........................    47
Net Asset Value.........................................................    51
Performance Information.................................................    52
Taxes...................................................................    60
Additional Information Concerning Shares................................    67
Other Information.......................................................    69
Registration Statement..................................................    69
Financial Statements....................................................    70
Appendix A..............................................................   A-1
Appendix B..............................................................   B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

The Munder Funds Trust
----------------------

Munder Balanced Fund ("Balanced Fund")
Munder Growth & Income Fund ("Growth & Income Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder International Equity Fund ("International Equity Fund") Munder Small Company Growth Fund ("Small Company Growth Fund") Munder Bond Fund ("Bond Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund") Munder U.S. Government Income Fund ("U.S. Income Fund")
Munder Michigan Tax-Free Bond Fund ("Michigan Bond Fund") Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")

Munder Tax-Free Short-Intermediate Bond Fund ("Tax-Free Short-Intermediate Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.
----------------------

Munder Equity Selection Fund ("Equity Selection Fund")
Munder Growth Opportunities Fund ("Growth Opportunities Fund") Munder Micro-Cap Equity Fund ("Micro-Cap Fund")
Munder Multi-Season Growth Fund ("Multi-Season Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund")
Munder Value Fund ("Value Fund")
Munder International Bond Fund ("International Bond Fund") Munder Short Term Treasury Fund ("Short Term Treasury Fund") Munder Money Market Fund ("Money Market Fund")

The Munder Framlington Funds Trust
----------------------------------

Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Global Financial Services Fund ("Global Financial Services Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

     The Company, the Trust and Framlington are each open-end investment management companies. All of the Funds are diversified except for the International Bond Fund, the Michigan Bond Fund and the Tax-Free
Short-Intermediate Bond Fund.

     The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November 1989 to "Opportunity Funds," in February 1990 to "Ambassador Funds" and in June 1995 to "The Munder Funds Trust." The Tax-Free Short-Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

     As stated in each Prospectus, the investment advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). Old MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor.

     World Asset Management, L.L.C. ("World"), a Delaware limited liability company, is the investment advisor for the Index 500 Fund and the International Equity Fund. World is a wholly-owned subsidiary of the Advisor.

     Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the Emerging Markets, Global Financial Services, Healthcare and International Growth Funds (the "Framlington Funds"). The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives of Multi-Season Fund, Real Estate Fund and Money Market Fund, each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt interest; all other investment policies, other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective.

     A description of applicable credit ratings is set forth in Appendix A to this SAI.

     For purposes of this SAI, the Equity Selection Fund, Global Financial Services Fund, Growth & Income Fund, Growth Opportunities Fund, Index 500 Fund, International Equity Fund, Micro-Cap Fund, Multi-Season Fund, NetNet Fund, Real Estate Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Income Fund are referred to as the "Bond Funds"; the Michigan Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds."

     Borrowing. Each of the Funds is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

     Foreign Securities. Each Equity Fund (except Global Financial Services Fund, Real Estate Fund, International Equity Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, each Tax-Free Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging market countries. There is no limit on the Healthcare Fund's investments in foreign securities. The Multi-Season Fund and NetNet Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European Markets in particular. For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. [Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher.] In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be designated on the records of the Funds' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts And Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. The Equity Funds, Balanced Fund, Tax-Free Bond Funds, International Bond Fund and the Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each Fund (except U.S. Treasury Money Market Fund and Short Term Treasury
Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. Each of the Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     Lending Of Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor, World (with respect to the Index 500 Fund or International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-rated Debt Securities. It is expected that each Fund (other than the Money Market Funds, Index 500 Fund and Growth & Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. The Growth & Income Fund may invest up to 20% of the value of its total assets in such securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. Each of the Funds (except the Short Term Treasury Fund) may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S.

banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by a Fund in commercial paper will consist of issues rated at the time of purchase A-1 and/or P-1 by S&P or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World (with respect to the Index 500 Fund or International Equity
Fund) or the Sub-Advisor (with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company, the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.


     The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.


     Options. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. For a detailed description on options, see Appendix B to this SAI.

     Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.


     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor, World or the Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Balanced Fund, Cash Investment Fund, Money Market Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.


     The Company and the Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.


     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short-Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short-Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.


     If the Advisor, World (with respect to the Index 500 Fund and the International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash or short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.


     Stripped Securities. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company, the Trust and Framlington are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.


     The U.S. Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.


     U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund and the Short Term Treasury Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund and the Short Term Treasury Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing

Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.


     Guaranteed Investment Contracts. The Bond Funds, International Bond Fund, Cash Investment Fund and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.


     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.


     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., Fitch IBCA, Inc. and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of Cash Investment Fund and Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of Cash Investment Fund, Money Market Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Directors/Trustees, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Directors/Trustees or the Advisor or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

           RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND


     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.


     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for the securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     In addition, the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.


     The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     Disclaimers. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

       RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN BOND FUND AND
                     TAX-FREE SHORT-INTERMEDIATE BOND FUND
                                [TO BE REVISED]

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Trust has not independently verified this information.

     The State's Constitution limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include the personal income tax, the single business tax and approximately 15% of the sales tax collections.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     In 1994, a ballot proposal ("Proposal A") to implement extensive property tax and school finance reform measures was subject to voter approval and in fact approved on March 15, 1994. Under Proposal A as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack, and an additional tax of 16% of the wholesale price is imposed on certain other tobacco products. As of January 1, 1995, a 0.75% real estate transfer tax also became effective. In 1994, a State education property tax of 6 mills was imposed on all real property and personal property currently subject to the general property tax. In addition, all school boards can now, with voter approval, levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes, on non-homestead property. Proposal A contained additional provisions regarding the ability of local school districts to levy taxes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value is adjusted equal to 50% of true cash value. Under Proposal A, much of the additional revenue generated by these taxes is dedicated to the State School Aid Fund.

     Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

     The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, highway maintenance, social services, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Although no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State Revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that, except as listed below, such ultimate dispositions and consequences of any single proceeding or all legal proceedings should not themselves have a material adverse effect on the security for such bonds.

     On August 22, 1994, the Ingham Circuit and probate courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under the court funding statute. These cases have been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10th Judicial Circuit, et al v State of Michigan, et al. Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

     In an order dated June 10, 1997 and a decision rendered July 31, 1997, the Michigan Supreme Court decided, in the consolidated cases of Durant v State of Michigan and Schmidt v State of Michigan, that the special education, special education transportation, bilingual education, driver training and school lunch programs provided by local school districts are state mandated programs within the meaning of Michigan Constitution, Article 9, (S) 29 (part of the so-called Headlee Amendment) and, therefore, the state is obligated to fund these programs at levels established by the Headlee Amendment. In fashioning a remedy in this case of first impression under the Headlee Amendment, the Court concluded that, in future cases, the correct remedy will typically be limited to a declaratory judgment. However, due to the protracted nature of the Durant and Schmidt litigation, the Court ruled that money damages, without interest, shall be paid to the 84 plaintiff school districts for the full amount of the underfunding for the state mandated programs during the 1991-92, 1992-93, and 1993-94 school years. On November 19, 1997, the Governor signed legislation providing approximately $212 million to the 84 plaintiff school districts to cover the underfunding for those three years. That payment was made to the 84 plaintiff school districts on April 15, 1998 from the State's Budget Stabilization Fund. The board of education of each plaintiff school district is to determine the appropriate distribution of the award between taxpayer relief and/or use by the district for other public purposes. The Court has affirmed the award to plaintiffs of their costs including attorney fees. Approximately 400 other school districts have asserted similar claims. In companion legislation signed by the Governor on November 19, 1997, the State will pay each "non-Durant" school district for its underfunded state mandated program costs for those same three years, if the district agreed, by March 2, 1998, to waive any claim against the State of the same nature as the claims made by the 84 Durant plaintiffs through September 30, 1997. All "non-Durant" school districts submitted the statutory waiver by March 2, 1998. It is estimated that the aggregate payments to the "non-Durant" school districts will, over time, total $632 million. Those payments, commencing in fiscal year 1998-1999, will be paid out of the Budget Stabilization Fund and the General Fund, half in annual payments over 10 years and half in annual payments over 15 years.

     On May 14, 1998, more than 100 Michigan school districts and individuals filed suit in the Michigan Court of Appeals, asserting that the current version of the state school aid act violates the Headlee Amendment, in much the same manner as prior versions of the act were ruled unconstitutional by the Michigan Supreme Court in Durant v State Board of Education, 456 Mich 175 (1977). Durant, et al. v State, et al. ("Durant II"). The Durant II plaintiffs are claiming damages of approximately $347 million for the 1997-1998 school year for the State's alleged underfunding of special education services, special education transportation, and school lunch programs. The Durant II plaintiffs are also requesting a declaratory judgment that the current version of the state school aid act will not provide proper funding levels for future school years. They also seek attorney fees and costs of the litigation.

     The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1997, this figure had fallen to 14.5%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 66% of the civilian labor force is currently engaged in service related employment.

     On October 1, 1997, the State created the Year 2000 Project Office to provide guidance, coordinate oversight for application software, manage Year 2000 funds, provide monitoring support, quality assurance and other matters. The State has undertaken an inventory and assessment of all applications and classified the software, has appropriated funds to carry out the project and informed State agencies of the need to develop contingent plans for mission-critical systems. The State's goal is to have all critical applications operable by December 31, 1998, and all other applications operable by September 30, 1999.

     Although the State is currently on schedule to meet its objectives for Year 2000 compliance, the State has not yet achieved Year 2000 compliance. Although the State has expressed its belief that it will continue to meet the objectives and time frames set forth above for the Year 2000 Project, there can be no assurance that such completion will be done in a timely manner or that any other organization or governmental agency with which the State electronically interacts, including State vendors and the federal government, will be Year 2000 compliant. In the event of any such occurrences, the State may face material adverse consequences with respect to its revenues and operations.

     As of the date of this SAI, the State's general obligation bonds have been rated "AA+" by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), "Aa1" by Moody's Investors Service, Inc. ("Moody's"), and "AA+" by Fitch ICBA ("Fitch"). In January, 1998, the State received an upgrade from S&P from its prior rating of "AA". In March, 1998, the State received an upgrade from Moody's from its prior rating of "Aa2". In April, 1998, the State received an upgrade from Fitch from its prior rating of "AA". Such ratings are in each case based upon certain information and materials concerning the Bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the Bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                            INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous-Shareholder Approvals").

     No Fund of the Trust may:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets;

     2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation;

     3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in investment limitation 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clause
          (i) and, with respect to the Money Market Funds, clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

     6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

     7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Short-Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof;

     8. Purchase securities of companies for the purpose of exercising control;

     9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

     10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity Fund and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies; or

     11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

     In addition, the Tax-Free Short-Intermediate Bond Fund may not:

     1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor who own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

     2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation; or

     3. Participate on a joint or joint and several basis in any securities trading account.

     No Fund of Framlington may:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries and the Global Financial Services Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

     3. Borrow money or enter into reverse repurchase agreement except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities (except that the Global Financial Services Fund may make short sales of securities), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

     1.   Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.

     No Fund of the Company may:

     1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the Real Estate Fund will invest more than 25% of its assets in securities of issuers in the real estate industry; (iii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses; and (iv) provided that with respect to the Equity Selection Fund, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     2. (For each Fund except the International Bond Fund) with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. (For each Fund except the Real Estate Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of
          (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund and Short Term Treasury Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Growth Opportunities, Multi-Season, NetNet, Real Estate, Value and International Bond Funds of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

     In addition, the Short Term Treasury Fund may not:

     1. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     2. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 1 above; or

     3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations for the Company above may be deemed to give rise to a senior security.

     Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that a Fund may not:

     1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund and Short Term Treasury Fund only) which are not otherwise marketable;

     2. (For each Fund except the International Bond Fund and Short Term Treasury Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. (For each Fund except Short Term Treasury Fund) purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the International Bond Fund may not with respect to 50% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                         TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUND
                       TRUSTEES, DIRECTORS AND OFFICERS

     The trustees, directors and executive officers of the Trust, Framlington and the Company, and their business addresses, ages, and principal occupations during the past five years, are:

                                Positions with Trust, Company and          Principal Occupation
Name, Address and Age           Framlington+                               During Past Five Years
---------------------           ------------                               ----------------------
Charles W. Elliott              Trustee/Director and Chairman of           Senior Advisor to the President,
1024 Essex Circle               the Board of Trustees and                  Western Michigan University (since
Kalamazoo, MI 49008             Directors                                  July 1995); Executive Vice President,
Age: 67                                                                    Administration & Chief Financial
                                                                           Officer, Kellogg Company (January 1987
                                                                           through June 1995).  Board of
                                                                           Directors, Steelcase Financial
                                                                           Corporation; Board of Directors,
                                                                           Enesco Group.

John Rakolta, Jr.               Trustee/Director and Vice Chairman         Chairman and Chief Executive Officer,
1876 Rathmor                    of the Boards of Trustees and              Walbridge Aldinger Company
Bloomfield Hills, MI 48304      Directors                                  (construction company).
Age: 52

Thomas B. Bender                Trustee/Director                           Partner, Financial & Investment
7 Wood Ridge Road                                                          Management Group.
Glen Arbor, MI 49636
Age: 66

David J. Brophy                 Trustee/Director                           Professor, University of Michigan.
1025 Martin Place                                                          Director, River Place Financial
Ann Arbor, MI 48104                                                        Corporation.
Age: 63

Dr. Joseph E. Champagne         Trustee/Director                           Dean, University Center, Macomb
319 East Snell Road                                                        College (since September 1997);
Rochester, MI 48306                                                        Corporate and Executive Consultant
Age: 61                                                                    (since September 1993); Chancellor,
                                                                           Lamar University (September 1994 to
                                                                           September 1995); Chairman of Board of
                                                                           Directors, Ross Controls of Troy,
                                                                           Michigan.

Thomas D. Eckert                Trustee/Director                           President and Chief Executive Officer,
10726 Falls Pointe Drive                                                   Capital Automotive REIT (real estate
Great Falls, VA 22066                                                      investment trust specializing in
Age: 51                                                                    retail automotive properties) (since
                                                                           November 1997); President,
                                                                           Mid-Atlantic Region of Pulte Home
                                                                           Corporation (developer of residential
                                                                           land and construction of housing
                                                                           units) (1983 to 1997); Director,
                                                                           Celotex Corporation (building products
                                                                           manufacturer).

Lee P. Munder*                  Trustee/Director and President             Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                        February 1998); Chief Executive
Palm Beach, FL 33480                                                       Officer of the Advisor (1995 to 1998);
Age: 54                                                                    Chief Executive Officer, World Asset
                                                                           Management (January 1995-December
                                                                           1997); Chief Executive Officer, Old
                                                                           MCM (predecessor of Advisor) (since
                                                                           February 1985); Director, LPM
                                                                           Investment Services, Inc. ("LPM");
                                                                           Director, Capital Automotive REIT.

Terry H. Gardner                Vice President,                            Vice President and Chief Financial
480 Pierce Street               Chief Financial Officer, Treasurer         Officer of the Advisor (since 1993),
Suite 300                       and Secretary                              Vice President and Chief Financial
Birmingham, MI 48009                                                       Officer, Old MCM (since 1993);
Age: 38                                                                    Secretary, LPM (since June 1993).

Paul Tobias                     Vice President                             Chief Executive Officer of the Advisor
480 Pierce Street                                                          (since February 1998); Chief Operating
Suite 300                                                                  Officer of the Advisor (since April
Birmingham, MI 48009                                                       1995); Executive Vice President of the
Age: 48                                                                    Advisor (April 1995 to February 1998);
                                                                           Executive Vice President, Comerica,
                                                                           Inc. (October 1990 to April 1995).

Gerald Seizert                  Vice President                             Chief Investment Officer/Equities of
480 Pierce Street                                                          the Advisor (since April 1995);Chief
Suite 300                                                                  Executive Officer of the Advisor
Birmingham, MI 48009                                                       (February 1998-August 1999); Executive
Age: 47                                                                    Vice President of the Advisor (April
                                                                           1995 to February 1998); Managing
                                                                           Director (1991 to 1995), Director
                                                                           (1992 to 1995), and Vice President
                                                                           (1984 to 1991) of Loomis, Sayles and
                                                                           Company, L.P. (investment counseler).

Elyse G. Essick                 Vice President                             Vice President and Director of
480 Pierce Street                                                          Communications and Client Services
Suite 300                                                                  of the Advisor (since January 1995).
Birmingham, MI 48009
Age: 41

James C. Robinson               Vice President                             Executive Vice President and Chief
480 Pierce Street                                                          Investment Officer/Fixed Income of the
Suite 300                                                                  Advisor (since January 1995).
Birmingham, MI 48009
Age: 38

Leonard J. Barr                 Vice President                             Vice President and Director of Core
480 Pierce Street                                                          Equity Research of the Advisor (since
Suite 300                                                                  January 1995 ); Director and Senior
Birmingham, MI 48009                                                       Vice President, Old MCM (since 1988);
Age: 55                                                                    Director of LPM (since June 1993).

Ann F. Putallaz                 Vice President                             Vice President and Director of
480 Pierce Street                                                          Retirement Services Group of the
Suite 300                                                                  Advisor (since January 1995).
Birmingham, MI 48009
Age: 54

Therese Hogan                   Assistant Secretary                        Director, State Regulation Department,
101 Federal Street                                                         First Data Investor Services Group
Boston, MA 02110                                                           (since June 1994).
Age: 37

Libby Wilson                    Assistant Secretary                        Director of Mutual Fund Operations
480 Pierce Street                                                          of the Advisor (since July 1999);
Suite 300                                                                  Global Portfolio Client Associate of
Birmingham, MI 48009                                                       Invesco Global Asset Management (investment
Age: 30                                                                    advisor) (March 1999 to July 1999); Manager
                                                                           of Mutual Funds Operations of the Advisor
                                                                           (May 1996 to March 1999); Administrator
                                                                           of Mutual Funds Operations (March 1993 to
                                                                           May 1996).

Mary Ann Shumaker               Assistant Secretary                        Associate General Counsel of the
480 Pierce Street                                                          Advisor (since July 1997); and
Suite 300                                                                  Counsel, Miro Weiner & Kramer (law firm)
Birmingham, MI 48009                                                       (1991 to 1997).
Age: 34

_______________________
+ Individual holds same position with St. Clair Funds, Inc., ("St. Clair") a registered investment company.
* Trustee/Director is an "Interested person" of the Trust, Framlington and the Company as defined in the 1940 Act.


     Trustees who are not interested persons of the Trust and Framlington and Directors who are not interested persons of the Company receive an aggregate fee from the Trust, Framlington the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 and a fee of $3,000 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the year ended June 30, 1999.

---------------------------------------------------------------------------------------------------------------------------
                           Charles W. Elliot    John Rakolta, Jr.   Thomas B.    David J.    Dr. Joseph E.      Thomas D.
                           Chairman             Vice Chairman       Bender       Brophy      Champagne          Eckert
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from the Company                $ 8,908           $ 8,908         $ 8,908       $ 8,908        $ 8,908          $ 8,908
 (comprised of 15 funds)
---------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from the Trust                  $29,448           $29,448         $29,448       $29,448        $29,448          $29,448
 (comprised of 14 funds)
---------------------------------------------------------------------------------------------------------------------------
 Aggregate Compensation
 from Framlington                $   713           $   713         $   713       $   713        $   713          $   713
 (comprised of 4 funds)
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                           Charles W. Elliot    John Rakolta, Jr.   Thomas B.   David J.   Dr. Joseph E.    Thomas D.
                           Chairman             Vice Chairman       Bender      Brophy     Champagne        Eckert
------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from St. Clair             $      931           $    931            $  931      $   931    $     931        $    931
------------------------------------------------------------------------------------------------------------------------
Pension Retirement
Benefits Accrued as
Part of Fund Expenses            None               None              None         None         None            None
------------------------------------------------------------------------------------------------------------------------
Estimated Annual
Benefits upon Retirement         None               None              None         None         None            None
------------------------------------------------------------------------------------------------------------------------
Total from the Fund
Complex                    $   40,000           $ 40,000            $40,000     $40,000    $  40,000        $ 40,000
------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, World, the Sub-Advisor, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of September 26, 1999, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust, the Trustees and officers of Framlington, as a group, owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the _______ Fund in which Trustees and officers, as a group, owned ______% of Class
_____shares of the Fund, and the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company except _____ Fund in which the Directors and officers, as a group, owned ______% of Class ____ shares of the Fund.

     [Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of September 26, 1999, owned _____ Class ____ shares of the _______ Fund, which represented less than 1% of the outstanding Class _____ Shares of the Fund. As of the same date, the pension plan owned _____ Class ___ shares of the Fund, which represented ____% of the outstanding Class ___ shares the Fund.]

     As of September 26, 1999, the Advisor and its affiliates, through common ownership, owned beneficially _______ Class ____ shares of the Fund, which represented less than ___%, of the outstanding Class ___ shares of the Fund, respectively.

     Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Framlington itself would be unable to meet its obligations.

     Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor, World and Sub-Advisor. The Advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Comerica, Woodbridge and WAM, pursuant to which Old MCM contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are WAM, WAM II, Old MCM and Munder Group LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank-Ann Arbor, which in turn. is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The investment advisor for the Index 500 Fund and the International Equity Fund is World Asset Management, L.L.C., a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor.

     The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements"), dated July 2, 1998, with the Advisor or World which have been approved by the shareholders.

     Under the terms of the Advisory Agreements, the Advisor or World furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor or World, subject to review by the Trust's and the Company's Boards of Directors/Trustees. Under the terms of the Advisory Agreement between the Advisor and Framlington, the Advisor furnishes overall investment management for the Framlington Funds, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

     The Advisory Agreements will continue in effect for a period of two years from their effective dates. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Boards of Directors/Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Boards of Directors/Trustees. Each Advisory Agreement is terminable with respect to a Fund by vote of the Boards of Directors/Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor or World. The Advisor or World may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Framlington Funds have entered into a Sub-Advisory Agreement, dated July 2, 1998, with the Advisor and the Sub-Advisor which has been approved by the shareholders of the Framlington Funds. Under the terms of the Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Framlington Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Framlington Funds. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

     The Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

1.25% of average daily net assets
     .    Emerging Markets Fund**

1.00% of the first $500 million of average daily net assets and .75% of net assets in excess of $500 million
     .    Multi-Season Fund*

1.00% of the first $250 million of average daily net assets and .75% of net assets in excess of $250 million
     .    International Growth Fund**
     .    Healthcare Fund**

1.00% of average daily net assets
     .    Micro-Cap Fund**
     .    NetNet Fund**

 .75% of average daily net assets
     .    Equity Selection Fund
     .    Global Financial Services Fund
     .    Growth & Income Fund
     .    Growth Opportunities Fund
     .    International Equity Fund
     .    Small-Cap Value Fund
     .    Small Company Growth Fund

 .74% of average daily net assets
     .    Real Estate Fund

     .    Value Fund

 .65% of average daily net assets
     .    Balanced Fund

 .50% of average daily net assets
     .    Bond Fund
     .    Intermediate Bond Fund
     .    International Bond Fund
     .    U.S. Income Fund
     .    Michigan Bond Fund
     .    Tax-Free Bond Fund
     .    Tax-Free Short-Intermediate Bond Fund

 .40% of average daily net assets
     .    Money Market Fund

 .35% of average daily net assets
     .    Cash Investment Fund
     .    Tax-Free Money Market Fund
     .    U.S. Treasury Money Market Fund

 .25% of average daily net assets
     .    Short Term Treasury Fund**

________________________

* The Advisor expects to receive, after waivers, an advisory fee at the annual rate of .75% of average daily net assets of Multi-Season Fund during the current fiscal year.

** The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to the Micro-Cap Fund, the NetNet Fund, Short Term Treasury Fund, Growth Opportunities Fund, International Growth Fund, Emerging Markets Fund, Healthcare Fund and Global Financial Services Fund.

     The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion.

     The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, up to .625% of average daily net assets for the Emerging Markets Fund and .375% of average daily net assets for the Global Financial Services Fund.

     For the advisory services provided and expenses assumed by it, World has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

 .20% of the first $250 million of average daily net assets;
0.12% of the next $250 million of net assets
and .07% of net assets in excess of $500 million
     .    Index 500 Fund

 .75% of average daily net assets
     .    International Equity Fund

     For the fiscal year ended June 30, 1997 (and for the period from commencement of operations through June 30, 1997 for the International Growth, Emerging Markets, Healthcare, Micro-Cap, Small-Cap Value, Short Term Treasury and International Bond Funds), the Advisor received fees after waivers, if any, of $445,259 for the

Balanced Fund, $1,650,704 for the Growth & Income Fund, $249,764 for the Index 500 Fund, $1,720,496 for the International Equity Fund, $1,884,242 for the Small Company Growth Fund, $751,954 for the Bond Fund, $2,554,647 for the Intermediate Bond Fund, $1,175,733 for the U.S. Income Fund, $132,451 for the Michigan Bond Fund, $1,006,688 for the Tax-Free Bond Fund, $1,584,769 for the Tax-Free Short-Intermediate Bond Fund, $3,454,159 for the Cash Investment Fund, $879,155 for the Tax-Free Money Market Fund, $1,101,183 for the U.S. Treasury Money Market Fund, $3,189,742 for the Multi-Season Fund, $259,015 for the Real Estate Fund, $599,286 for the Money Market Fund, $401,505 for the Value Fund, $71,843 for the International Growth Fund, $25,210 for the Emerging Markets Fund, $11,440 for the Healthcare Fund, $6,479 for the Micro-Cap Equity Fund, $20,442 for the Small-Cap Value Fund, $51,885 for the Short Term Treasury Fund and $143,476 for the International Bond Fund.

     For the fiscal year ended June 30, 1998 (and for the period from commencement of operations through June 30, 1998 for the Global Financial Services Fund and Growth Opportunities Fund), the Advisor received fees after waivers, if any, of $524,133 for the Balanced Fund, $1,900,685 for the Growth & Income Fund, $884,003 for the Index 500 Fund, $1,628,425 for the International Equity Fund, $3,045,349 for the Small Company Growth Fund, $1,116,093 for the Bond Fund, $2,770,357 for the Intermediate Bond Fund, $1,386,132 for the U.S. Income Fund, $261,589 for the Michigan Bond Fund, $1,017,292 for the Tax-Free Bond Fund, $1,542,255 for the Tax-Free Short-Intermediate Bond Fund, $3,750,786 for the Cash Investment Fund, $1,075,987 for the Tax-Free Money Market Fund, $470,094 for the U.S. Treasury Money Market Fund, $6,169,411 for the Multi-Season Fund, $612,857 for the Real Estate Fund, $454,600 for the Money Market Fund, $1,066,142 for the Value Fund, $516,840 for the International Growth Fund, $554,427 for the Emerging Markets Fund, $143,897 for the Healthcare Fund, $304,989 for the Micro-Cap Equity Fund, $1,028,013 for the Small-Cap Value Fund, $135,827 for the Short Term Treasury Fund, $253,258 for the International Bond Fund, $62,684 for NetNet Fund, $302 for the Global Financial Services Fund and $193 for the Growth Opportunities Fund.

     For the fiscal year ended June 30, 1999 (and for the period of commencement of operations through June 30, 1999 for the Equity Selection Fund) the Advisor
received fees after waivers, if any, of $   for the Balanced Fund, $   for the
Equity Selection Fund, $   for the Growth & Income Fund, $   for the Growth
Opportunities Fund $   for the Index 500 Fund, $   for the International Equity
Fund, $   for the Micro-Cap Equity Fund, $   for the Multi-Season Fund, $   for
NetNet Fund, $   for the Real Estate Fund, $   for the Small-Cap Value Fund, $
for the Small Company Growth Fund, $   for the Value Fund, $   for the Bond
Fund, $   for the Intermediate Bond Fund, $   for the International Bond Fund,
$   for the Michigan Bond Fund, $   for the Short Term Treasury Fund, $   for
the Tax-Free Bond Fund, $   for the Tax-Free Short-Intermediate Bond Fund,
$   for the U.S. Income Fund, $   for the Cash Investment Fund, $   for the
Money Market Fund, $   for the Tax-Free Money Market Fund, $   for the U.S.
Treasury Money Market Fund, $   for the International Growth Fund, $   for
the Emerging Markets Fund, $   for the Healthcare Fund and $   for the Global
Financial Services Fund.

     For the fiscal year ended June 30, 1997 the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $1,063,248 for the Multi-Season Fund, $10,143 for the Real Estate Fund, $17,688 for the Value Fund, $360,721 for the Index 500 Fund and $51,815 for the Michigan Bond Fund.

     For the fiscal year ended June 30, 1998, the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $421,846 for the Index 500 Fund, $75,264 for the Micro-Cap Equity Fund, $1,214,795 for the Multi-Season Growth Fund, $110,473 for the Emerging Markets Fund, $112,541 for the Healthcare Fund, $105,456 for the International Growth Fund, $62,711 for the Short Term Treasury Fund, $33,890 for the NetNet Fund and $2 for the Growth Opportunities Fund.

     For the fiscal year ended June 30, 1999, the Advisor voluntarily waived
advisory fees and/or reimbursed expenses in the amounts of $   for the Growth
Opportunities Fund, $   for the Index 500 Fund, $    for the Micro-Cap Equity
Fund, $    for the Multi-Season Growth Fund, $     for the NetNet Fund, $
for the Short Term Treasury Fund, $     for the Emerging Markets Fund, $    for
the Healthcare Fund and $     for the International Growth Fund.

     Distribution Agreements. The Trust, Framlington and the Company have entered into distribution agreements, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     Distribution Services Arrangements - Class A, Class B and Class C Shares. Each Fund has adopted a Service Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plans for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of each Fund. Each Fund has also adopted Service and Distribution Plans with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class C Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class C Shares of each Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class C Shares of each Fund.

     Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors/Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Directors/Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Directors/Trustees have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts;
(iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B and Class C Shares of each Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

Fees paid to the Distributor Pursuant to Class A Service Plans for the last three fiscal years.

                                   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                   ENDED          ENDED          ENDED
                                   6/30/97        6/30/98        6/30/99
                                   -------------------------------------------
Funds of the Trust

Balanced Fund                      $    981       $  1,274       $
Bond Fund                          $  2,203       $  2,735       $
Cash Investment Fund               $      0       $269,773       $
Growth & Income Fund               $  5,324       $ 14,520       $
Index 500 Fund                     $ 48,763       $140,154       $
Intermediate Bond Fund             $ 13,919       $ 17,654       $
International Equity Fund          $ 13,505       $ 15,618       $
Michigan Bond Fund                 $  1,206       $  2,067       $
Small Company Growth Fund          $ 17,843       $ 59,251       $
Tax-Free Bond Fund                 $  1,206       $  7,966       $
Tax-Free Short-Intermediate Bond   $ 14,678       $ 17,556       $
Fund
Tax-Free Money Market Fund         $      0       $154,996       $
U.S. Income Fund                   $      0       $  6,581       $
U.S. Treasury Money Market Fund    $      0       $ 18,269       $

Funds of the Company

Equity Selection Fund                   N/A            N/A       $
Growth Opportunities Fund               N/A       $      0+      $
International Bond Fund            $     39*      $    400       $
Micro -Cap Fund                    $     79*      $ 14,218       $
Money Market Fund                  $  1,198*      $ 31,560       $
Multi-Season Fund                  $ 30,811       $ 55,691       $
NetNet Fund                             N/A       $  2,066       $
Real Estate Fund                   $  1,559       $  6,769       $
Short Term Treasury Fund                N/A       $     11++     $
Small-Cap Value Fund               $    558*      $ 10,714       $
Value Fund                         $  2,347       $ 10,919       $

Funds of Framlington

Emerging Markets Fund              $    285       $  1,804       $
Global Financial Services Fund          N/A       $      0       $
Healthcare Fund                    $    241       $  7,066       $
International Growth Fund          $    759       $  3,287       $

____________________________________

* Figures reflect period from commencement of operations through June 30, 1997.
+ As of June 30, 1998, the Growth Opportunities Fund and the Global Financial Services Fund had not commenced selling of Class A Shares.
++ As of June 2, 1998, Class A Shares of Short Term Treasury Fund were closed to all investments.

Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the last three fiscal years.

                                FISCAL YEAR ENDED        FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                  JUNE 30, 1997            JUNE 30, 1998                JUNE 30, 1999

                            DISTRIBUTION                 DISTRIBUTION               DISTRIBUTION
                            AND SERVICE                  AND SERVICE                AND SERVICE
                            FEES         CDSC'S          FEES         CDSCS         FEES          CDSCS
                            -----------------------------------------------------------------------------
Funds of the Trust

Balanced Fund               $  1,249     $     0.00      $  3,890     $ 1,004       $             $
Bond Fund                   $  5,482     $   447.26      $  6,329     $   245       $             $
Growth & Income Fund        $  3,519     $   535.41      $ 10,447     $ 2,013       $             $
Index 500 Fund              $153,426     $     0.00      $421,479     $51,363       $             $
Intermediate Bond Fund      $  2,627     $     0.00      $  5,683     $ 1,556       $             $
International Equity Fund   $ 10,398     $   318.86      $ 11,221     $ 2,246       $             $
Michigan Bond Fund          $  2,779     $     0.00      $  4,234     $    27       $             $
Small Company Growth        $21, 679     $   930.13      $107,506     $ 6,931       $             $
Fund
Tax-Free Bond Fund          $    566     $     0.00      $  3,552     $    50       $             $
Tax-Free Short-             $  1,782     $     0.00      $  3,575     $     0       $             $
Intermediate Bond Fund
U.S. Income Fund            $ 13,452     $     0.00      $ 12,408     $     1       $             $

Funds of the Company

Equity Selection Fund            N/A            N/A           N/A         N/A       $             $
Growth Opportunities Fund        N/A            N/A      $      0***  $     0       $             $
International Bond Fund     $     11*    $     0.00      $    401     $     0       $             $
Micro-Cap Fund              $    513*    $     0.00      $ 81,387     $18,345       $             $
Money Market Fund           $  1,925     $   711.20      $  7,836     $ 2,888       $             $
Multi-Season Fund           $ 27,446     $     0.00      $942,437     $57,921       $             $
NetNet Fund                      N/A            N/A      $  1,359**   $     0       $             $
Real Estate Fund            $731,958     $26,020.64      $ 63,758     $ 6,409       $             $
Short Term Treasury Fund    $    116*    $     0.00      $  1,848**   $    92       $             $
Small-Cap Value Fund        $    648*    $     0.00      $ 15,054     $   590       $             $
Value Fund                  $  2,689     $     0.00      $ 15,819     $   129       $             $

Funds Of Framlington

Emerging Markets Fund       $     95*    $     0.00      $  4,169     $ 1,670       $             $
Global Financial Services        N/A            N/A      $      0***  $     0       $             $
Fund
Healthcare Fund             $  1,240*    $     0.00      $ 42,842     $ 7,556       $             $
International Growth Fund   $    175*    $     0.00      $  2,170     $   190       $             $

_____________________________________

* Figures reflect period from commencement of operations through June 30, 1997.
** Figures reflect period from commencement of operations through June 30, 1998.
*** As of June 30, 1998, the Growth Opportunities Fund and the Global Financial Services Fund had not commenced selling of Class B Shares. As of June 2, 1998, Class B Shares of Short Term Treasury Fund were closed to all investments.

Fees Paid to the Distributor Pursuant to Class C Service and Distribution Plans for the last three fiscal years.

                               FISCAL YEAR ENDED      FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                 JUNE 30, 1997          JUNE 30, 1998             JUNE 30, 1999

                             DISTRIBUTION           DISTRIBUTION               DISTRIBUTION
                             AND SERVICE            AND SERVICE                AND SERVICE
                             FEES       CDSC's      FEES         CDSC's        FEES        CDSC's
                           --------------------------------------------------- ----------------
Funds of the Trust

Balanced Fund                $   337    $  0.00     $    880     $    29       $           $
Bond Fund                    $   787    $  0.00     $  1,545     $   862       $           $
Growth & Income Fund         $ 2,683    $  0.00     $  7,781     $    67       $           $
Index 500 Fund                   N/A        N/A          N/A         N/A       $           $
Intermediate Bond Fund       $ 1,136    $  0.00     $  1,584     $ 7,747       $           $
International Equity Fund    $18,452    $  0.00     $ 23,594     $11,988       $           $
Michigan Bond Fund           $   568    $  0.00     $    747     $     0       $           $
Small Company Growth         $13,938    $212.00     $ 51,322     $13,088       $           $
Fund
Tax-Free Bond Fund               N/A*       N/A     $    396     $     0       $           $
Tax-Free Short-                  N/A*       N/A          N/A***      N/A***    $           $
Intermediate Bond
Fund
U.S. Income Fund             $    93    $  0.00     $    268     $    35       $           $

Funds of the Company

Equity Selection Fund            N/A        N/A          N/A         N/A       $           $
Growth Opportunities             N/A        N/A     $      0***  $     0       $           $
Fund
International Bond Fund          N/A*       N/A     $      2     $     0       $           $
Micro-Cap Fund               $    48**  $  0.00     $ 42,988     $24,200       $           $
Money Market Fund            $ 5,932    $  0.00     $ 13,170     $     3       $           $
Multi-Season Fund            $73,808    $391.84     $112,333     $   556       $           $
NetNet Fund                      N/A        N/A          N/A***      N/A       $           $
Real Estate Fund             $1, 829    $  2.38     $ 10,810     $   261       $           $
Short Term Treasury Fund         N/A*       N/A     $    159***  $    10       $           $
Small-Cap Value Fund         $   223**  $  0.00     $  9,109     $   159       $           $
Value Fund                   $ 4,397    $  0.00     $  8,593     $    23       $           $

Funds of Framlington

Emerging Markets Fund        $    49**  $  0.00     $    448     $     0       $           $
Global Financial Services                           $      0***  $     0       $           $
Fund
Healthcare Fund              $   125**  $  0.00     $ 20,953     $   474       $           $
International Growth Fund    $    63**  $  0.00     $  1,303     $   142       $           $

___________________________________

*    As of June 30, 1997, the following funds had not commenced selling Class C
     Shares: Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, International Bond Fund and Short Term Treasury Fund.
** Figures reflect period from commencement of operations through June 30, 1997.
*** As of June 30, 1998, the Growth Opportunities Fund, the Index 500 Fund, the NetNet Fund and the Global Financial Services Fund had not commenced selling Class C shares. As of June 2, 1998, Class C Shares of Short Term Treasury were closed to all investments.

     The following amounts were paid by each Fund under its Class B Service and Distribution Plans during the fiscal year ended June 30, 1999.


                                       Printing and
                                        Mailing of                                                                  Interest
                                      Prospectuses to                                                              Carrying or
                                         other than                                             Compensation          other
                                          Current          Compensation      Compensation         to Sales          Financing
                         Advertising    Shareholders      to Underwriters     to Dealers         Personnel          Charges
                         -----------    ------------      ---------------     ----------         ---------          -------
Funds of the Trust

Balanced Fund            $            $                   $                  $                  $                  $
Bond Fund                $            $                   $                  $                  $                  $
Growth & Income Fund     $            $                   $                  $                  $                  $
Index 500 Fund           $            $                   $                  $                  $                  $
Intermediate Bond Fund   $            $                   $                  $                  $                  $
International Equity     $            $                   $                  $                  $                  $
Fund
Michigan Bond Fund       $            $                   $                  $                  $                  $
Small Company Growth     $            $                   $                  $                  $                  $
Fund
Tax-Free Bond Fund       $            $                   $                  $                  $                  $
Tax-Free Short-          $            $                   $                  $                  $                  $
Intermediate Bond
Fund
U.S. Income Fund         $            $                   $                  $                  $                  $

Funds of the Company

Equity Selection Fund
Growth Opportunities     $            $                   $                  $                  $                  $
Fund
International Bond Fund  $            $                   $                  $                  $                  $
Micro-Cap Fund           $            $                   $                  $                  $                  $
Money Market Fund        $            $                   $                  $                  $                  $
Multi-Season Fund        $            $                   $                  $                  $                  $
NetNet Fund              $            $                   $                  $                  $                  $
Real Estate Fund         $            $                   $                  $                  $                  $
Small-Cap Value Fund     $            $                   $                  $                  $                  $
Value Fund               $            $                   $                  $                  $                  $

Funds of Framlington

Emerging Markets Fund    $            $                   $                  $                  $                  $
Global Financial         $            $                   $                  $                  $                  $
Services Fund
Healthcare Fund          $            $                   $                  $                  $                  $
International Growth     $            $                   $                  $                  $                  $
Fund

     The following amounts were paid by each Fund under its Class B Service and Distribution Plans during the fiscal year ended June 30, 1999.

                                               Printing and
                                                Mailing of                                                         Interest
                                              Prospectuses                                                        Carrying or
                                              to other than    Compensation                        Compensation      other
                                                 Current           to           Compensation         to Sales     Financing
                               Advertising    Shareholders     Underwriters       to Dealers        Personnel      Charges
                               -----------    ------------     ------------       ----------        ---------      -------
Funds of the Trust

Balanced Fund                 $               $                $                $                  $               $
Bond Fund                     $               $                $                $                  $               $
Growth & Income Fund          $               $                $                $                  $               $
Index 500 Fund                $               $                $                $                  $               $
Intermediate Bond Fund        $               $                $                $                  $               $
International Equity Fund     $               $                $                $                  $               $
Michigan Bond Fund            $               $                $                $                  $               $
Small Company Growth          $               $                $                $                  $               $
Fund
Tax-Free Bond Fund            $               $                $                $                  $               $
Tax-Free Short-Intermediate   $               $                $                $                  $               $
Bond Fund
U.S. Income Fund              $               $                $                $                  $               $

Funds of the Company

Equity Selection Fund
Growth Opportunities Fund     $               $                $                $                  $               $
International Bond Fund       $               $                $                $                  $               $
Micro-Cap Fund                $               $                $                $                  $               $
Money Market Fund             $               $                $                $                  $               $
Multi-Season Fund             $               $                $                $                  $               $
NetNet Fund*                  $               $                $                $                  $               $
Real Estate Equity            $               $                $                $                  $               $
Investment Fund               $               $                $                $                  $               $
Small-Cap Value Fund          $               $                $                $                  $               $
Value Fund                    $               $                $                $                  $               $

Funds oF Framlington

Emerging Markets Fund         $               $                $                  $                $               $
Global Financial Services     $               $                $                  $                $               $
Fund
Healthcare Fund               $               $                $                  $                $               $
International Growth Fund     $               $                $                  $                $               $


     Shareholder Servicing Arrangements - Class K Shares. As stated in each Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust, Framlington or the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than 0.25% (on an annualized basis) of the average daily net assets of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust, Framlington or the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's, Framlington's or the Company's arrangements with institutions; and (x) providing such other similar services as the Trust, Framlington or the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to the Trust's, Framlington's and the Company's agreements with such institutions, the Boards of Directors/Trustees will review, at least quarterly, a written report of the amounts expended under Trust's, Framlington's and the Company's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Boards of Directors/Trustees have approved the arrangements with institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.


     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to administration agreements (each, an "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     Each Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

     Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts 02109 served as administrator to the Funds.


     For the fiscal year ended June 30, 1997, the administration fees of Investor Services Group accrued were: Balanced Fund - $77,364; Growth & Income Fund - $248,644; Index 500 Fund - $405,016; International Equity Fund -$259,162; Small Company Growth Fund - $283,755; Bond Fund - $169,932; Intermediate Bond Fund - $577,425; U.S. Income Fund - $265,637; Michigan Bond Fund - $41,620; Tax-Free Bond Fund - $227,508; Tax-Free Short-Intermediate Bond Fund - $358,214; Cash Investment Fund - $1,115,110; Tax-Free Money Market Fund -$283,803; $480,310-Multi-Season Fund; $39,493-Real Estate Fund, $169,405-Money Market Fund, $61,224-Value Fund and U.S. Treasury Money Market Fund - $355,592, respectively.

     For the period from commencement of operations through June 30, 1997, administration fees of Investor Services Group accrued were $9,644 - Emerging Markets Fund; $9,644 - Healthcare Fund, $9,644 - International

Growth Fund, $730- Micro-Cap Fund; $14,220 - Small-Cap Value Fund; $32,343 - International Bond Fund and $23,349 - Short Term Treasury Fund.


     For the period July 1, 1997 through October 31, 1997, administration fees to Investor Services Group accrued were: $14,689 for Balanced Fund, $29,146 for Bond Fund, $184,587 for Cash Investment Fund, $47,089 for Growth & Income Fund, $109,244 for Index 500 Fund, $95,635 for Intermediate Bond Fund, $42,940 for International Equity Fund, $8,786 for Michigan Bond Fund, $68,964 for Small Company Growth Fund, $37,599 for Tax-Free Bond Fund, $56,420 for Tax-Free Short-Intermediate Bond Fund, $53,524 for Tax-Free Money Market Fund, $49,187 for U.S. Income Fund, $39,194 for U.S. Treasury Money Market Fund, $9,604 for International Bond Fund, $2,199 for Micro-Cap Fund, $23,555 for Money Market Fund, $104,045 for Multi-Season Fund, $631 for NetNet Fund, $12,483 for Real Estate Fund, $10,358 for Short Term Treasury Fund, $19,515 for Small Cap Value Fund, $20,603 for Value Fund, $6,740 for International Growth Fund, $6,740 for Emerging Markets Fund, and $6,740 for Healthcare Fund.

     For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were: $27,469 for Balanced Fund, $86,722 for Bond Fund, $374,880 for Cash Investment Fund, $85,474 for Growth & Income Fund, $235,148 for Index 500 Fund, $193,688 for Intermediate Bond Fund, $70,559 for International Equity Fund, $18,511 for Michigan Bond Fund, $142,877 for Small Company Growth Fund, $68,797 for Tax-Free Bond Fund, $104,833 for Tax-Free Short-Intermediate Bond Fund, $106,996 for Tax-Free Money Market Fund, $95,641 for U.S. Income Fund, $32,072 for U.S. Treasury Money Market Fund, $16,884 for International Bond Fund, $13,505 for Micro-Cap Fund, $36,373 for Money Market Fund, $240,139 for Multi-Season Fund, $2,614 for NetNet Fund, $30,617 for Real Estate Fund, $18,052 for Short Term Treasury Fund, $51,728 for Small Cap Value Fund, $54,313 for Value Fund, $13 for Growth Opportunities Fund, $19,511 for International Growth Fund, $16,445 for Emerging Markets Fund, $5,819 for Healthcare Fund, and $15 for Global Financial Services Fund.

     For the fiscal year ended June 30, 1999, administration fees of State Street accrued were:

     Custodian. State Street serves as the custodian (the "Custodian") to the Funds pursuant to custodian agreements (each, a "Custodian Contract") between State Street and the Company, the Trust and Framlington, respectively. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. State Street has in turn entered into additional agreements with financial institutions located in foreign countries with respect to the custody of such securities. Under the Custodian Contracts, State Street (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Boards of Directors/Trustees concerning the Funds' operations.

     Transfer and Dividend Disbursing Agent. Investor Services Group serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements with the Trust, Framlington and the Company, respectively, under which Investor Services Group (i) issues and redeems shares of each Fund,
(ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards Directors/Trustees concerning the operations of each Fund.

     Banking Laws. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor, [World] and State Street are subject to such banking laws and regulations.

     The Advisor, [World] and State Street believe they may perform the services for the Trust, Framlington and the Company contemplated by their respective agreements with each of them without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Trust, Framlington or the Company, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

     It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Funds, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.


     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Boards of Directors/Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Directors/Trustees in a manner that the Boards determine to be fair and equitable. The Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Boards of Directors/Trustees, the Advisor, World or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.


     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor, World or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, World or the Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.


     [Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal year ended June 30, 1999, the portfolio turnover rate for the Bond Fund and the Intermediate Bond Fund was _____% and ______%, respectively. The portfolio turnover of the Bond Fund and the Intermediate Bond Fund was affected by fluctuating interest rate conditions which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure.]

     In its Advisory Agreements, the Advisor and World and, in the case of the Framlington Funds, the Sub-Advisor pursuant to the Sub-Advisory Agreement each agree to select broker-dealers in accordance with guidelines established by the Boards of Directors/Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor, World or the Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor, World or the Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Directors/Trustees, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor, World or the Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor, World or the Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.


     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor, World or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor, World or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1997:

                                                                  % of Brokerage Commission
                                          $ Amount Brokerage      Representing                 $ Amount of Transactions
                                          Commission              Research Services            Involving Research Services
                                  ---------------------------------------------------------------------------------------
Balanced Fund                             $ 57,518                30.47%                       $ 17,526
Growth & Income Fund                      $386,237                21.02%                       $ 81,184
Index 500 Fund                            $ 71,050                 0.00%                       $      0
International Equity Fund                 $101,527                 0.00%                       $      0
Small Company Growth Fund                 $852,094                 3.72%                       $ 31,719
Micro-Cap Fund*                           $  8,813                 3.85%                       $    339
Multi-Season Fund                         $366,341                31.40%                       $115,038
Real Estate Fund                          $  3,649                 2.96%                       $    108
Small Cap Value Fund*                     $ 67,889                 7.81%                       $  5,304
Value Fund*                               $ 83,242                11.04%                       $  9,192
International Growth Fund*                $232,163                28.39%                       $ 65,918
Emerging Markets Fund*                    $ 87,174                 1.09%                       $    946
Healthcare Fund*                          $ 36,584                 1.29%                       $    472
Short Term Treasury Fund*                 $  2,012                11.28%                       $    227
------------------------

*For the period from commencement of operations through June 30, 1997

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1998:

                                                                % of Brokerage Commission
                                    $ Amount Brokerage          Representing Research        $ Amount of Transactions
                                    Commission                  Services                     Involving Research Services

                                    ------------------------------------------------------------------------------------
Balanced Fund                       $   73,143                   6.55%                       $ 4,793
Growth & Income Fund                $  431,055                  11.01%                       $47,460
Index 500 Fund                      $   41,022                   0.00%                       $     0
International Equity Fund           $  135,364                   0.00%                       $     0
Small Company Growth Fund           $1,860,600                   1.68%                       $31,342
Micro-Cap Fund                      $  599,304                   1.26%                       $ 7,561
Multi-Season Fund                   $  566,155                   9.80%                       $55,508
NetNet Fund                         $   86,894                   0.00%                       $     0
Real Estate Fund                    $  102,670                   0.00%                       $     0
Small Cap Value Fund                $  437,217                   3.27%                       $14,300
Value Fund                          $  557,514                   3.27%                       $18,204
Growth Opportunities Fund*          $    2,152                   0.00%                       $     0
International Growth Fund           $  252,419                   6.84%                       $17,273
Emerging Markets Fund               $  430,410                   1.46%                       $ 6,274
Healthcare Fund                     $   20,464                   5.97%                       $ 1,221
Global Financial Services Fund*     $    3,342                   0.00%                       $     0
-------------------------

*For the period from commencement of operations through June 30, 1998

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1999:

                                                               % of Brokerage Commission
                                   $ Amount Brokerage          Representing Research        $ Amount of Transactions
                                   Commission                  Services                     Involving Research Services
                                   --------------------------------------------------------------------------------------
Balanced Fund                      $                           %                            $
Growth & Income Fund               $                           %                            $
Index 500 Fund                     $                           %                            $
International Equity Fund          $                           %                            $
Small Company Growth Fund          $                           %                            $
Micro-Cap Fund                     $                           %                            $
Multi-Season Fund                  $                           %                            $
NetNet Fund                        $                           %                            $
Real Estate Fund                   $                           %                            $
Small Cap Value Fund               $                           %                            $
Value Fund                         $                           %                            $
Growth Opportunities Fund          $                           %                            $
International Growth Fund          $                           %                            $
Emerging Markets Fund              $                           %                            $
Healthcare Fund                    $                           %                            $
Global Financial Services Fund     $                           %                            $

     Portfolio securities will not be purchased from or sold to the Advisor, World, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940
Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor, World or the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor, World or the Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     A Fund will not purchase securities while the Advisor, World, the Sub-Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees or the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Trust, the Company and Framlington are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 1999, the ______Fund held securities of _______ valued at $_______

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Applicable Sales Charge and Dealer Reallowances- Class A Shares. As described in the Prospectuses for the Funds, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

EQUITY FUNDS                                               Sales Charge
                                                        As a Percentage of                          Dealer reallowance
                                                        ------------------                            aS a Percentage
                                                Your Investment         Net Asset Value            of the Offering Price
                                                ---------------         ---------------            ---------------------
Less than $25,000...........................          5.50%                   5.82%                          5.00%
$25,000 but less than$50,000................          5.25%                   5.54%                          4.75%
$50,000 but less than  $100,000.............          4.50%                   4.71%                          4.00%
$100,000 but less than $250,000.............          3.50%                   3.63%                          3.25%
$250,000 but less than $500,000.............          2.50%                   2.56%                          2.25%
$500,000 but less than $1,000,000...........          1.50%                   1.52%                          1.25%
$1,000,000 or more..........................          None*                   None*                    (see below)**

__________________________
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.

** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Income Funds

                                                  Sales Charge as a Percentage of           Discount to Selected
                                                  -------------------------------          Dealers as a Percentage
                                                Your Investment       Net Asset Value          of Investment
                                                ---------------       ---------------          -------------
Less than $100,000..........................        4.00%              4.17%                      3.75%
$100,000 but less than $250,000.............        3.00%              3.09%                      2.75%
$250,000 but less than $500,000.............        2.00%              2.04%                      1.75%
$500,000 but less than $1,000,000...........        1.25%              1.27%                      1.00%
$1,000,000 or more..........................        None*              None*                (see below)**

____________________
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.
** The Distributor will pay 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Index 500 Fund



                                                            Sales Charge                             Discount to
                                                         as a Percentage of                        Selected Dealers
                                                         -------------------                     as a Percentage of
                                               Your Investment         Net Asset Value              Investment
                                               ---------------         ---------------              ----------
Less than $100,000.......................           2.50%                  2.56%                      2.25%
$100,000 but less than $250,000..........           2.00%                  2.04%                      1.75%
$250,000 but less than $500,000..........           1.50%                  1.52%                      1.25%
$500,000 but less than $1,000,000........           1.00%                  1.01%                       .75%
$1,000,000 but less than $3,000,000......           None*                  None*                       .10%
$3,000,000 but less than $5,000,000......           None*                  None*                       .05%
$5,000,000 or............................           None*                  None*                       None
 more....................................

__________________

* There is no initial sales charge on purchases of $1 million or more of Class A Shares of the Fund; however, a CDSC in the amount of the Discount to Selected Dealers shown above will be imposed on the lower of the original purchase price or the net asset value of the shares at the time of redemption if such shares are redeemed within one year after the date of purchase.

     The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. [A $10.00 annual custodial fee is also charged on IRAs.] This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

                       Class B Shares of the Trust Funds
                     Purchased on or Before June 27, 1995

                                          Redemption During                                  CDSC
--------------------------------------------------------------------------------------------------
1/st/ Year Since Purchase.............................................................       4.00%
2/nd/ Year Since Purchase.............................................................       4.00%
3/rd/ Year Since Purchase.............................................................       3.00%
4/th/ Year Since Purchase.............................................................       3.00%
5/th/ Year Since Purchase.............................................................       2.00%
6th Year Since Purchase...............................................................       1.00%

     CDSC Waivers - Class B Shares of the Trust Funds Purchased on or Before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

     (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;

     (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and

     (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

     CDSC Waivers - Class B Shares of the Company Funds Purchased on or before June 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

     (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;

     (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;

     (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $250; and

     (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

     Contingent Deferred Sales Charge - Class A and Class C Shares. The Prospectuses describe the CDSC for Class A or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

     Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

     No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

     The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds, the Framlington Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

     Other Redemption Information. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

     The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Directors/Trustees have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors/Trustees, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Directors/Trustees will promptly consider whether any and, if any, what action should be initiated. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors/Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

     All Funds. [Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Boards of Directors/Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Directors/Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).] In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board members.

In-Kind Purchases

     With the exception of the Real Estate Fund, payment for shares may, in the discretion of the Advisor, World or the Sub-Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities
(a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

Yield of the Money Market Funds

     The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment, Money

Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1999.

---------------------------------------------------------------------------------------------------------------------------
                       CLASS A               Class B              Class C               Class K              Class Y
---------------------------------------------------------------------------------------------------------------------------
                           Effective             Effective             Effective            Effective            Effective
                  Yield      Yield      Yield      Yield      Yield      Yield      Yield     Yield      Yield     Yield
---------------------------------------------------------------------------------------------------------------------------
Cash Investment     %          %          %          %          %          %          %         %          %         %
Fund
---------------------------------------------------------------------------------------------------------------------------
Money Market        %          %          %          %          %          %          %         %          %         %
Fund
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Money      %          %          %          %          %          %          %         %          %         %
Market Fund
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury       %          %          %          %          %          %          %         %          %         %
Money Market
Fund
---------------------------------------------------------------------------------------------------------------------------

     In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 1999, the tax-equivalent yield for Class A, Class K and Class Y Shares of the Tax-Free Money Market Fund was ___% (Class A), ____% (Class K) and ____% (Class Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Performance of the Non-Money Market Funds

     Yield. The Bond Funds', International Bond Fund's and Short Term Treasury Fund's 30-day (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                         YIELD = 2 [( a-b + 1)6 - 1]
                                      ---
                                       cd
Where:
     a =dividends and interest earned by a Fund during the period;
     b =expenses accrued for the period (net of reimbursements and waivers);
     c =average daily number of shares outstanding during the period entitled to receive dividends;
     d =maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund, Short Term Treasury Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Bond Fund, a Michigan state tax rate of 4%.

Class A Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class A Shares of the following Funds for the 30-day period ended June 30, 1999 were:

                                                        30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                        ------------                  ---------------------------
Bond Fund                                                    %                                    %
Intermediate Bond Fund                                       %                                    %
U.S. Income Fund                                             %                                    %
International Bond Fund                                      %                                    %
Michigan Bond Fund                                           %                                    %
Tax-Free Bond Fund                                           %                                    %
Tax-Free Short-Intermediate Bond Fund                        %                                    %

Class B Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class B Shares of the following Funds for the 30-day period ended June 30, 1999 were:

                                                      30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                      ------------                  ---------------------------
Bond Fund                                                  %                                    %
Intermediate Bond Fund                                     %                                    %
U.S. Income Fund                                           %                                    %
International Bond Fund                                    %                                    %
Michigan Bond Fund                                         %                                    %
Tax-Free Bond Fund                                         %                                    %
Tax-Free Short-Intermediate Bond Fund                      %                                    %

Class C Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class C Shares of the following Funds for the 30-day period ended June 30, 1999 were:

                                                      30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                      ------------                  ---------------------------
Bond Fund                                                  %                                    %
Intermediate Bond Fund                                     %                                    %
U.S. Income Fund                                           %                                    %
International Bond Fund                                    %                                    %
Michigan Bond Fund                                         %                                    %
Tax-Free Bond Fund                                         %                                    %

Class K Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class K Shares of the following Funds for the 30-day period ended June 30, 1999 were:

                                                      30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                      ------------                  ---------------------------
Bond Fund                                                  %                                    %
Intermediate Bond Fund                                     %                                    %
U.S. Income Fund                                           %                                    %
International Bond Fund                                    %                                    %
Michigan Bond Fund                                         %                                    %
Tax-Free Bond Fund                                         %                                    %
Tax-Free Short-Intermediate Bond Fund                      %                                    %

Michigan Municipal Shares
-------------------------

     The standard yields and/or tax-equivalent yields of the Michigan Municipal Shares of the Short Term Treasury Fund for the 30-day period ended June 30, 1999 were:

                                                      30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                      ------------                  ---------------------------
Short Term Treasury Fund                                   %                                     %

Class Y Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class Y Shares of the following Funds for the 30-day period ended June 30, 1999 were:

                                                      30-Day Yield                  Tax-Equivalent 30-Day Yield
                                                      ------------                  ---------------------------
Bond Fund                                                  %                                    %
Intermediate Bond Fund                                     %                                    %
U.S. Income Fund                                           %                                    %
International Bond Fund                                    %                                    %
Short Term Treasury Fund                                   %                                    %
Michigan Bond Fund                                         %                                    %
Tax-Free Bond Fund                                         %                                    %
Tax-Free Short-Intermediate Bond Fund                      %                                    %

     Total Return. Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              P (1 + T)/n/ = ERV
Where:
     P = hypothetical initial payment of $1,000;

     T = average annual total return;

     n = period covered by the computation, expressed in years; and

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

     Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   (ERV) - 1
                                   -----
                     Aggregate Total Return = P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

     Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, B, C, K and Y Shares of each of the following Funds for the 12 month and 5 year periods ended June 30, 1999 and since commencement of operations.


                           12 Month         5 Year        Inception         12 Month         5 Year      Inception
                         Period Ended    Period Ended      through        Period Ended    Period Ended    through
Fund-Inception Date        6/30/99*        6/30/99*        6/30/99*         6/30/99**       6/30/99**    6/30/99**
------------------------------------------------------------------------------------------------------------------
Funds of the Trust

Balanced Fund
Class A-4/30/93
Class B-6/21/94
Class C-1/24/96
Class K-4/16/93
Class Y-4/13/93

Growth & Income Fund
Class A-8/8/94
Class B-8/9/94
Class C-12/5/95
Class K-7/5/94
Class Y-7/5/94


                           12 Month         5 Year        Inception         12 Month         5 Year      Inception
                         Period Ended    Period Ended      through        Period Ended    Period Ended    through
Fund-Inception Date        6/30/99*        6/30/99*        6/30/99*         6/30/99**       6/30/99**    6/30/99**
------------------------------------------------------------------------------------------------------------------
Index 500 Fund
Class A-12/9/92
Class B-10/31/95
Class C
Class K12/7/92
Class Y-12/1/91

International Equity
Fund
Class A-11/30/92
Class B-3/9/94
Class C-9/29/95
Class K-11/23/92
Class Y-12/1/91

Small Company Growth
Fund
Class A-11/23/92
Class B-4/28/94
Class C-9/26/95
Class K-11/23/92
Class Y-12/1/91

Bond Fund
Class A-12/9/92
Class B-3/13/96
Class C-3/25/96
Class K-11/23/92
Class Y-12/1/91

Intermediate Bond Fund
Class A-11/24/92
Class B-10/25/94
Class C-4/19/96
Class K-11/20/92
Class Y-12/1/91

US Income Fund
Class A-7/28/94
Class B-9/6/95
Class C-8/12/96
Class K-7/5/94
Class Y-7/5/94

Michigan Bond Fund
Class A-2/15/94
Class B-7/5/94
Class C-10/4/96
Class K-1/3/94
Class Y-1/3/94


                           12 Month         5 Year        Inception         12 Month         5 Year      Inception
                         Period Ended    Period Ended      through        Period Ended    Period Ended    through
Fund-Inception Date        6/30/99*        6/30/99*        6/30/99*         6/30/99**       6/30/99**    6/30/99**
------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund
Class A-10/9/95
Class B-12/6/94
Class C-7/7/98
Class K-7/5/94
Class Y-7/21/94

Tax-Free Short-
Intermediate Bond Fund
Class A-11/30/92
Class B-5/16/96
Class C-7/8/98
Class K-2/9/87++
Class Y-12/17/92

Funds of Framlington
Emerging Markets Fund
Class A-1/14/97
Class B-2/25/97
Class C-3/3/97
Class K-1/10/97
Class Y-12/31/96

Global Financial
Services Fund
Class Y -

Healthcare Fund
Class A-2/14/97
Class B-1/31/97
Class C-1/13/97
Class K-4/1/97
Class Y-12/31/96

International Growth
Fund
Class A-2/20/97
Class B-3/19/97
Class C-2/13/97
Class K-1/10/97
Class Y-12/31/96

Funds of the Company
Equity Selection Fund
Class Y -    /   /98

Growth Opportunities
Fund
Class Y -    /   /98


                           12 Month         5 Year        Inception         12 Month         5 Year      Inception
                         Period Ended    Period Ended      through        Period Ended    Period Ended    through
Fund-Inception Date        6/30/99*        6/30/99*        6/30/99*         6/30/99**       6/30/99**    6/30/99**
------------------------------------------------------------------------------------------------------------------
International Bond
Fund
Class A-10/17/96
Class B-6/9/97
Class C-6/3/98
Class K-3/25/97
Class Y-10/2/96

Micro-Cap Fund
Class A-12/26/96
Class B-2/24/97
Class C-3/31/97
Class K-12/31/96
Class Y-12/26/96

Multi-Season Fund
Class A-8/4/93
Class B-4/29/93
Class C-9/20/93
Class K-6/23/95
Class Y-8/16/93

NetNet Fund
Class A-8/19/96
Class B-6/1/98
Class C
Class Y-6/1/98

Short Term Treasury
Fund
Michigan Municipal
Shares-4/2/97
Class Y-1/29/97

Small-Cap Fund
Class A-1/10/97
Class B-2/11/97
Class C-1/13/97
Class K-12/31/96
Class Y-12/26/96

Real Estate Fund
Class A-9/30/94
Class B-10/3/94
Class C-1/5/96
Class K-10/3/96
Class Y-10/3/94


                           12 Month         5 Year        Inception         12 Month         5 Year      Inception
                         Period Ended    Period Ended      through        Period Ended    Period Ended    through
Fund-Inception Date        6/30/99*        6/30/99*        6/30/99*         6/30/99**       6/30/99**    6/30/99**
------------------------------------------------------------------------------------------------------------------
Value Fund
Class A-9/14/95
Class B-9/19/95
Class C-2/9/96
Class K-11/30/95
Class Y-8/18/95

____________________________________________________________
*    Figures do not include the effect of the sales charge.
**   Figures include the effect of the applicable sales charge.
+ As of June 15, 1998, Class K Shares of Short Term Treasury Fund were renamed the Michigan Municipal Shares.
++ For the ten year period ended June 30, 1999, the average annual return for Class K Shares was _____%.

     As of June 30, 1999, the following Classes had not commenced operations:
Class A Shares of the Equity Selection Fund, Global Financial Services Fund and Growth Opportunities Fund; Class B Shares of the Equity Selection Fund, Global Financial Services Fund, Growth Opportunities Fund, Cash Investment Fund, International Bond Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund; Class C Shares of the Equity Selection Fund, Global Financial Services Fund, Growth Opportunities Fund, Cash Investment Fund, Tax-Free Money Market Fund, Index 500 Fund, and U.S. Treasury Money Market Fund; and Class K Shares of the Equity Selection Fund, Global Financial Services Fund and Growth Opportunities Fund.

     The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Class K Plan or Class A Plan, which were not imposed before December 31, 1993.

     All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

  Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

     The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     Michigan Tax Considerations - Michigan Bond Fund and Tax-Free Short-Intermediate Bond Fund. As stated in the Michigan Bond Fund Prospectus and the Tax-Free Short-Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income and Michigan Single Business Taxes, even though the dividends may be exempt for federal Income Tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

     International Equity Fund, International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund, the Global Financial Services Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligations must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the Fund, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of substantially as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

     The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Trust and Framlington are Massachusetts business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares. The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Directors/Trustees to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Balanced, Growth & Income, Index 500, International Equity, Small Company Growth, Bond, Intermediate Bond, U.S. Income, Michigan Bond, Tax-Free Bond, Tax-Free Short-Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A Shares, Class K Shares and Class Y Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and Healthcare Fund. The shares of each Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity Selection Fund, Growth Opportunities Fund, Micro-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund, All-Season Aggressive Fund, Financial Services Fund, Short Term Treasury Fund and NetNet Fund. The shares of each Fund (other than the Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund, All-Season Aggressive Fund, Financial Services Fund, Short Term Treasury Fund and the NetNet Fund) are offered in five separate classes:
Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington and the Company) and Class Y Shares. The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund offer only Class A, Class B and Class Y Shares. The Short Term

Treasury Fund offers Class Y Shares and the Michigan Municipal Shares (formerly, Class K Shares). The NetNet Fund offers only Class A, Class B, Class C and Class Y Shares.

     The Boards of the Trust, the Company and Framlington have adopted plans pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plans") on behalf of each Fund. Each Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter, (i) unless it is clear that the interests of each Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

     Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

     Annual shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Trust's and Framlington's Declaration of Trust, as amended, each authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                               OTHER INFORMATION

     Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company.

     Independent Accountants. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent accountants.

     Control Persons and Principal Holders of Securities. [As of September 26, 1999, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent or trustee for its customers. As a result, Comerica Bank will be able to affect the outcome of matters presented for a vote of each Fund's shareholders. As of September 26, 1999, the following persons were beneficial owners of 5% or more of the outstanding shares of any class of a Fund because they possessed voting or investment power with respect to such shares:]

                                                          Percentage of
                                                           Total Shares
Name of Fund - Class          Name and Address              Outstanding
--------------------          ----------------              -----------

     As of September 26, 1999, Munder Capital Management, on behalf of their clients owned % of the Fund Class ___ shares.

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                            REGISTRATION STATEMENT

This SAI and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

     [The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 1999 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 1999. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 1999, appearing in the related Prospectuses dated October 26, 1999 has been derived from the financial statements audited by Ernst & Young LLP [except for periods ended prior to June 30, 1995 for the Multi-Season Fund and Money Market Fund,] which have been derived from the financial statements audited by other independent auditors. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon their reports given upon the authority of such firms as experts in accounting and auditing.]

                                  APPENDIX A
                                  ----------

                             - Rated Investments -
Corporate Bonds
---------------


     From MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

     "Aaa":

          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":

          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":

          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


     "Baa":

          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":

          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":

          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":

          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.


     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:


     "AAA":

          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":

          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":

          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":

          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC":

          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------


     The rating "Prime-1" is the highest commercial paper rating assigned by Moody'S. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."



     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors.

                                  APPENDIX B


     The Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts
    -------------------------------

     Use of Interest Rate Futures Contracts. Bond prices are established in
     ---------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts. An interest rate futures
     -----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper.

The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale. The Funds would engage in an interest
     ---------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase. The Funds would engage in an
     -------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.


     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

          General. A bond index assigns relative values of the bonds included in
          --------
the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

          A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

          Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

          Examples of Stock Index Futures Transactions. The following are
          ---------------------------------------------
examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

                           Portfolio                                            Futures
Anticipate buying $62,500 in Equity Securities        -Day Hedge is Placed-
                                                      Buying 1 Index Futures at 125
                                                      Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000      Day Hedge is Lifted-

Increase in Purchase Price = $2,500                   Sell 1 Index Futures at 130
                                                      Value of Futures = $65,000/Contract
                                                      Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO: Sell the Future
                  Hedge Objective: Protect Against Declining
                            Value of the Portfolio

Factors:

Value Of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                           Portfolio                                         Futures
Anticipate Selling $1,000,000 in Equity Securities                - Day Hedge is Placed-
                                                                  Sell 16 Index Futures at 125
                                                                  Value of Futures = $1,000,000

Equity Securities - Own Stock                                     Day Hedge is Lifted-
with Value = $960,000                                             Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                                 Value of Futures = $960,000
                                                                  Gain on Futures = $40,000

III.  Margin Payments
      ---------------


          Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor, World or the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts
      ------------------------------------------

          There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

          Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

          In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.


          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor, World or the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


          Successful use of futures by the Funds is also subject to the Advisor's, World's or the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.   Options on Futures Contracts
     ----------------------------


          The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions
     ---------------------


          The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor or World.

          The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

          The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

          The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


          To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor, World or the Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor, World or the Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor, World or the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

          Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters
      -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

VII.  Options
      -------

          Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond
Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

          A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

          Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

          The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund's custodian. A Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. A Fund will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

          The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

          When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

          There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

          There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

          In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

                                     PART C

                               OTHER INFORMATION

Item 23.  Exhibits
          --------

(a) (1) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

     (2) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (1)(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

     (3) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (1)(c) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

     (4) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (5) Certificate of Classification of Shares, dated August 30, 1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Exhibit (1)(d) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (6) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Exhibit (1)(e) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (7) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Exhibit (1)(f) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

     (8) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Exhibit (1)(g) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

     (9) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Exhibit (1)(h) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

     (10) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to
          Exhibit 1(i) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

     (11) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Exhibit (1)(j) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (12) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Exhibit 1(L) to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (13) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B Shares is incorporated herein by reference to
          Exhibit 1(m) to Post-Effective Amendment No. 23 filed with the Commission on October 28, 1996.

(b) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

(c) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

(d) Investment Advisory Agreement, dated July 2, 1998, between Registrant and Munder Capital Management is incorporated herein by reference to Exhibit 5 to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

(e) (1) Amended and Restated Distribution Agreement, dated January 21, 1994, between Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit (6)(h) to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (2) Amendment, dated July 14, 1995, to the Amended and Restated Distribution Agreement between Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

(f)  Not Applicable.

(g) (1) Custodian Agreement between Registrant and State Street Bank and Trust Company is filed herein.

(h) (1) Administration Agreement, dated October 31, 1997, between State Street Bank and Trust Company is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (2) Transfer Agency and Registrar Agreement, dated June 28, 1995, between Registrant and The Shareholder Services Group, Inc. is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (3) Form of Amendment dated February 4, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 is incorporated herein by reference to Exhibit 9 (bb) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (4) Form of Amendment dated May 6, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 is between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9 (cc) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (5) Amendment No. 1, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(e) to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (6) Amendment No. 2, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(f) to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (7) Amendment No. 3, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(g) to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (8) Amendment, dated March 16, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and First Data Investor Services Group, Inc. is filed herein.

     (9) Amendment, dated March 26, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and First Data Investor Services Group, Inc. is filed herein.

(i) (1) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000310.

     (2)  Consent of Counsel is incorporated herein by reference to Exhibit
          (10)(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

(j) (1) Powers of Attorney are incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (2) Certified Resolution of Board Authorizing Signature on behalf of Registrant pursuant to Power of Attorney is incorporated herein by reference to Exhibit 11(c) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

(k)  Not Applicable.

(l) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. dated November 13, 1989 is incorporated herein by reference to Exhibit (13) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 1, 1990.

(m) (1) Amended and Restated Distribution and Service Plan - Class A Shares, dated January 21, 1994, is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (2) Distribution and Servicing Agreement, dated February 10, 1994, is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (3) Class B Shares Distribution and Service Plan is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (4) Form of Class B Shares Distribution and Servicing Agreement is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (5) Class C Shares Distribution and Service Plan is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (6) Form of Class C Shares Distribution and Servicing Agreement is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (7) Form of Servicing Agreement (Class K Shares) is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (8) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment
          No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.


(n)  Not Applicable.

(o)  Second Amended and Restated Multi-Class Plan is filed herein.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

     Not Applicable.

Item 25.  Indemnification
          ---------------

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section V of the Amended and Restated Distribution Agreement incorporated herein by reference to Exhibit 6 (e) hereto. Indemnification of Registrant's Custodian is provided for, respectively, in Section 22 of the Custodian Agreement incorporated herein by reference as Exhibit 8(a) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit 1(a) hereto provides as follows:

     Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trustees shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 9.6 of the Registrant's Agreement and Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

     Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26.  Business and Other Connections of Investment Advisors
          ----------------------------------------------------

          (a) Munder Capital Management (the "Advisor") performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

                                     MUNDER CAPITAL MANAGEMENT

          Name                                 Position with Advisor
           Old MCM, Inc.                       Partner
           Munder Group LLC                    Partner
           WAM Holdings, Inc.                  Partner
           WAM Holdings II, Inc.               Partner
           Lee P. Munder                       Chairman
           Leonard J. Barr, II                 Senior Vice President and Director of Research
           Clark Durant                        Vice President and Director of The Private Management Group
           Terry H. Gardner                    Vice President and Chief Financial Officer
           Elyse G. Essick                     Vice President and Director of Communications and Client
                                               Services
           Sharon E. Fayolle                   Vice President and Director of Money Market Trading
           Otto G. Hinzmann                    Vice President and Director of Equity Portfolio Management
           Anne K. Kennedy                     Vice President and Director of Corporate Bond Trading
           Richard R. Mullaney                 Senior Vice President of The Private Management Group
           Ann F. Putallaz                     Vice President and Director of Retirement Services Group
           Peter G. Root                       Vice President and Director of Government Securities
                                               Trading
           James C. Robinson                   Executive Vice President and Chief Investment
                                               Officer/Fixed Income
           Gerald L. Seizert                   Chief Investment Officer-Equities
           Paul D. Tobias                      Chief Executive Officer


          For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-48394.

          World Asset Management, L.L.C.
          ------------------------------

          Name                             Position with Advisor
          ----                             ---------------------
          Terry H. Gardner                 Chief Financial Officer
          Todd B. Johnson                  President, Chief Investment Officer
                                           and Chief Executive Officer
          Robert J. Kay                    Director, Client Services
          Theodore D. Miller               Director, International Investments
          Kenneth A. Schluchter, III       Director, Domestic Investments

          For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, L.L.C., SEC File No. 801-55795.




Item 27.  Principal Underwriters.
          -----------------------

     (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.

          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Global Funds, Inc.
          Dresdner RCM Investment Funds, Inc.
          Founders Funds, Inc.
          JP Morgan Institutional Funds
          JP Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          Kobrick Investment Trust
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income & Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Fund, Inc.
          SoGen Funds, Inc.
          SoGen Variable Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

Director, President and Chief Executive Officer            -Marie E. Connolly
Executive Vice President                                   -George A. Rio
Executive Vice President                                   -Donald R. Roberson
Executive Vice President                                   -William S. Nichols
Senior Vice President, General Counsel, Chief Compliance   -Margaret W. Chambers
Officer, Secretary and Clerk
Director, Senior Vice President, Treasurer and             -Joseph F. Tower, III
Chief Financial Officer

          Senior Vice President                            -Paula R. David
          Senior Vice President                            -Gary S. MacDonald
          Senior Vice President                            -Judith K. Benson
          Chairman and Director                            -William J. Nutt

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor);

          (2) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor);

          (3) First Data Investor Services Group, Inc., 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

          (4) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as administrator and custodian).

Item 29.  Management Services
          -------------------

     Not Applicable.

Item 30.  Undertakings
          ------------
     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 27th day of August, 1999.


THE MUNDER FUNDS TRUST

By:   *
       -----------------------
      Lee P. Munder, President

* By: /s/ Cynthia Surprise
      --------------------
      Cynthia Surprise
     as Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signatures                       Title                   Date
----------                       -----                   ----

*                             Trustee and           August 27, 1999
 -------------------          President
 Lee P. Munder

*                             Trustee               August 27, 1999
 -------------------
 Charles W. Elliott

*                             Trustee               August 27, 1999
 -------------------
 Joseph E. Champagne

*                             Trustee               August 27, 1999
 -------------------
 Thomas B. Bender

*                             Trustee               August 27, 1999
 -------------------
 Thomas D. Eckert

*                             Trustee               August 27, 1999
 -------------------
 John Rakolta, Jr.

*                             Trustee               August 27, 1999
 -------------------
 David J. Brophy



*_____________________        Vice President,                   August 27, 1999
Terry H. Gardner              Treasurer, Secretary
                               and Chief Financial Officer

*By: /s/ Cynthia Surprise
     --------------------
     Cynthia Surprise
     as Attorney-in-Fact

                                 EXHIBIT INDEX


Exhibit No        Description
----------        -----------
99(g)(1)          Custodian Agreement between Registrant and State Street Bank and Trust Company

99(h)(8)          Amendment, dated March 16, 1999 to Transfer Agency and Registrar Agreement between
                  Registrant and First Data Investor Services Group, Inc.

99(h)(9)          Amendment, dated March 26, 1999 to Transfer Agency and Registrar Agreement between
                  Registrant and First Data Investor Services Group, Inc.


99(o)             Second Amended and Restated Multi-Class Plan